Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	OLD LINE BANCSHARES INC
Entity Central Index Key	0001253317
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	olbk

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 43,813,588	$ 43,434,375	$ 14,325,266	$ 7,402,137
Interest bearing accounts	26,137	119,235	109,170	3,953,312
Federal funds sold	908,495	83,114	180,536	81,138
Total cash and cash equivalents	44,748,220	43,636,724	14,614,972	11,436,587
Time deposits in other banks			297,000	15,031,102
Investment securities available for sale	180,363,532	161,784,835	33,049,795	28,012,948
Investment securities held to maturity			21,736,469	5,806,507
Loans, less allowance for loan losses	573,147,401	539,297,666	299,606,430	265,008,669
Equity securities	3,828,237	3,946,042	2,562,750	2,957,650
Premises and equipment	23,883,734	23,215,429	16,867,561	17,326,099
Accrued interest receivable	2,606,790	2,448,542	1,252,970	1,055,249
Prepaid income taxes			189,523
Deferred income taxes	6,791,483	7,244,029	265,551	178,574
Bank owned life insurance	16,757,707	16,416,566	8,703,175	8,422,879
Prepaid pension	1,030,551	1,030,551
Other real estate owned	3,231,449	4,004,609	1,153,039
Goodwill	633,790	633,790
Core deposit intangible	3,869,054	4,418,892
Other assets	2,990,530	2,964,626	1,610,715	1,982,262
Total assets	863,882,478	811,042,301	401,909,950	357,218,526
Deposits
Non-interest bearing	185,347,907	170,138,329	67,494,744	40,883,419
Interest bearing	545,730,571	520,629,456	273,032,442	245,464,373
Total deposits	731,078,478	690,767,785	340,527,186	286,347,792
Short term borrowings	44,544,608	38,672,657	5,669,332	16,149,939
Long term borrowings	6,216,463	6,284,479	16,371,947	16,454,067
Accrued interest payable	341,494	397,211	434,656	517,889
Income taxes payable	623,701	475,687		175,543
Accrued pension	4,570,725	4,342,664
Other liabilities	2,133,414	1,605,180	1,248,079	941,165
Total liabilities	789,508,883	742,545,663	364,251,200	320,586,395
Stockholders' equity
Common stock, par value $0.01 per share; authorized 15,000,000 shares; issued and outstanding 6,828,452 in 2012 and 6,817,694 in 2011	68,308	68,177	38,917	38,624
Additional paid-in capital	53,647,456	53,489,075	29,206,617	29,034,954
Retained earnings	17,087,831	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	3,171,006	2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity	73,974,601	68,039,966	37,053,758	35,940,904
Non-controlling interest	398,994	456,672	604,992	691,227
Total stockholders' equity	74,373,595	68,496,638	37,658,750	36,632,131
Total liabilities and stockholders' equity	$ 863,882,478	$ 811,042,301	$ 401,909,950	$ 357,218,526

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	6,817,694	3,891,705	3,862,364
Common stock, shares outstanding	6,817,694	3,891,705	3,862,364

Consolidated Statements Of Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue
Loans, including fees	$ 8,702,142	$ 8,573,052	$ 25,287,273	$ 20,510,217	$ 28,432,701	$ 16,599,612	$ 15,304,608
U.S. Treasury securities	2,420	2,413	7,198	4,820	7,251		7,230
U.S. government agency securities	81,936	111,428	274,534	231,056	332,248	163,787	296,560
Mortgage backed securities	540,022	782,903	1,798,763	1,924,401	2,635,172	1,399,979	1,059,386
Municipal securities	414,656	221,272	1,144,483	464,083	745,369	79,758	84,797
Federal funds sold	1,696	994	4,658	5,159	6,087	7,255	1,148
Other	57,701	45,042	149,648	119,202	161,685	258,440	342,127
Total interest revenue	9,800,573	9,737,104	28,666,557	23,258,938	32,320,513	18,508,831	17,095,856
Interest expense
Deposits	1,057,075	1,175,773	3,271,773	3,243,461	4,389,694	3,920,338	4,553,099
Borrowed funds	206,721	216,756	632,208	612,465	829,477	1,022,425	1,026,755
Total interest expense	1,263,796	1,392,529	3,903,981	3,855,926	5,219,171	4,942,763	5,579,854
Net interest income	8,536,777	8,344,575	24,762,576	19,403,012	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	800,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Net interest income after provision for loan losses	8,161,777	7,544,575	23,637,576	18,403,012	25,301,342	12,484,068	10,616,002
Non-interest revenue
Service charges on deposit accounts	315,468	380,065	962,937	859,300	1,208,466	306,548	307,012
Gains on sales or calls of investment securities	289,511	72,252	849,539	112,811	140,149		158,551
Other than temporary impairment on equity securities				(122,500)	(123,039)
Earnings on bank owned life insurance	137,082	356,281	412,283	557,669	701,509	336,834	376,165
Gain on sales of other real estate owned	(48,509)	45,595	110,704	48,580	248,005	192,724
Gain (Loss) on disposal of assets		8,995	9,365	(5,160)
Other fees and commissions	146,550	152,613	529,873	407,312	566,187	515,896	978,039
Total non-interest revenue	840,102	1,015,801	2,874,701	1,858,012	2,741,277	1,352,002	1,819,767
Non-interest expense
Salaries					7,755,401	4,681,679	4,037,027
Salaries and benefits	3,016,334	3,030,508	8,850,143	7,504,953
Employee benefits					2,269,190	1,284,993	1,012,014
Occupancy					2,521,960	1,296,088	1,085,768
Occupancy and equipment	933,775	916,610	2,756,222	2,233,905
Equipment					609,597	416,094	354,531
Data processing	214,187	232,530	631,154	595,612	816,815	452,675	340,870
FDIC insurance and State of Maryland assessments	157,206	143,680	435,851	462,496	613,881	527,807	561,850
Merger and integration	49,290	77,880	107,624	545,154	574,321	574,369
Core deposit premium	177,582	194,674	549,839	389,349	584,024
Other operating	1,533,384	1,557,284	4,686,267	3,514,313	5,139,154	2,175,800	1,864,821
Total non-interest expense	6,081,758	6,153,166	18,017,100	15,245,782	20,884,343	11,409,505	9,256,881
Income before income taxes	2,920,121	2,407,210	8,495,177	5,015,242	7,158,276	2,426,565	3,178,888
Income taxes	912,490	737,405	2,739,254	1,729,005	1,926,624	996,750	1,055,522
Net income	2,007,631	1,669,805	5,755,923	3,286,237	5,231,652	1,429,815	2,123,366
Less: Net loss attributable to the non-controlling interest	(20,664)	(37,688)	(57,678)	(126,883)	(148,319)	(72,849)	87,216
Net income attributable to Old Line Bancshares, Inc.					5,379,971	1,502,664	2,036,150
Preferred Stock Dividends and Other Adjustments							485,993
Net income available to common stockholders	$ 2,028,295	$ 1,707,493	$ 5,813,601	$ 3,413,120	$ 5,379,971	$ 1,502,664	$ 1,550,157
Basic earnings per common share	$ 0.3	$ 0.25	$ 0.85	$ 0.56	$ 0.86	$ 0.39	$ 0.4
Diluted earnings per common share	$ 0.29	$ 0.25	$ 0.84	$ 0.56	$ 0.86	$ 0.38	$ 0.4
Dividend per common share	$ 0.04	$ 0.03	$ 0.12	$ 0.09	$ 0.13	$ 0.12	$ 0.12

Consolidated Statements Of Comprehensive Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income available to common stockholders	$ 5,813,601	$ 3,413,120	$ 5,379,971	$ 1,502,664	$ 1,550,157
Gross unrealized gain (loss)	782,034	1,625,371	3,531,262	(158,407)	(39,189)
Income tax (benefit)			1,392,906	(62,483)	(15,458)
Net unrealized gain (loss) on securities available for sale	782,034	1,625,371	2,138,356	(95,924)	(23,731)
Net gain (loss) on pension plan assets			(22,340)
Comprehensive net income available to common stockholders	$ 6,595,635	$ 5,038,491	$ 7,495,987	$ 1,406,740	$ 1,526,426
Comprehensive earnings per share	$ 0.97	$ 0.74	$ 1.2	$ 0.36	$ 0.4
Diluted earnings per share	$ 0.96	$ 0.73	$ 1.2	$ 0.36	$ 0.39

Consolidated Statements Of Changes In Stockholders' Equity (USD $)	Preferred Stock & Warrants [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 7,005,025	$ 38,624	$ 28,838,810	$ 5,411,772	$ 392,611	$ 604,011
Balance, shares at Dec. 31, 2008		3,862,364
Net income attributable to Old Line Bancshares, Inc.				2,036,150			2,036,150
Unrealized gains (losses) on securities available for sale, net of income tax benefit					(23,731)		(23,731)
Net income attributable to non-controlling interest						87,216	(87,216)
Stock based compensation awards			119,711
Common stock cash dividend				(463,483)
Repayment of preferred stock and warrant	(7,301,433)		76,433
Preferred stock dividend and accretion	296,408			(485,993)
Balance at Dec. 31, 2009		38,624	29,034,954	6,498,446	368,880	691,227	36,632,131
Balance, shares at Dec. 31, 2009		3,862,364
Net income attributable to Old Line Bancshares, Inc.				1,502,664			1,502,664
Unrealized gains (losses) on securities available for sale, net of income tax benefit					(95,924)		(95,924)
Net income attributable to non-controlling interest						(72,849)	72,849
Stock options exercised, including tax benefit		117	53,712
Stock options exercised, shares		11,700					11,700
Distributions to minority member(s)						(13,386)	13,386
Stock based compensation awards			118,127
Restricted stock issued		176	(176)
Restricted stock issued, shares		17,641
Common stock cash dividend				(465,842)
Balance at Dec. 31, 2010		38,917	29,206,617	7,535,268	272,956	604,992	37,658,750
Balance, shares at Dec. 31, 2010		3,891,705
Net income attributable to Old Line Bancshares, Inc.				(5,379,971)			5,379,971
Acquisition Maryland Bankcorp, Inc		21,322	17,784,103
Acquisition Maryland Bankcorp, Inc, Shares		2,132,231
Unrealized gains (losses) on securities available for sale, net of income tax benefit					2,138,356		2,138,356
Net loss, defined benefit pension plan					(22,340)
Net income attributable to non-controlling interest						(148,320)	148,319
Stock options exercised, including tax benefit		81	40,707
Stock options exercised, shares		8,100					8,100
Stock based compensation awards			132,661
Restricted stock issued		88	(88)
Restricted stock issued, shares		8,786
Private placement-common stock		7,769	6,325,075
Private placement-common stock, shares		776,872
Common stock cash dividend				(821,497)
Balance at Dec. 31, 2011		68,177	53,489,075	12,093,742	2,388,972	456,672	68,496,638
Balance, shares at Dec. 31, 2011		6,817,694
Net income attributable to Old Line Bancshares, Inc.				5,813,601
Unrealized gains (losses) on securities available for sale, net of income tax benefit					782,034		782,034
Net income attributable to non-controlling interest						(57,678)	57,678
Stock options exercised, including tax benefit		29	23,102
Stock options exercised, shares		2,900
Stock based compensation awards			135,381
Restricted stock issued		102	(102)
Restricted stock issued, shares		10,238
Common stock cash dividend				(819,512)
Balance at Sep. 30, 2012		$ 68,308	$ 53,647,456	$ 17,087,831	$ 3,171,006	$ 398,994	$ 74,373,595
Balance, shares at Sep. 30, 2012		6,830,832

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized gain on securities available for sale, income tax benefit	$ 509,409	$ 1,392,906	$ 62,443	$ 15,458
Tax benefit from stock options exercised	$ 2,430	$ 5,238	$ 13,630
Common stock cash dividend, per share	$ 0.12	$ 0.13	$ 0.12	$ 0.12

Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Interest received			$ 29,092,041	$ 23,621,865	$ 32,808,300	$ 18,626,720	$ 17,125,737
Fees and commissions received			1,573,317	1,654,345	2,144,083	878,982	1,339,179
Interest paid			(3,959,698)	(3,959,024)	(5,317,398)	(5,025,996)	(5,687,411)
Cash paid to suppliers and employees			(15,432,704)	(12,842,458)	(17,822,081)	(9,805,184)	(12,328,485)
Income taxes paid			(2,657,389)	(226,596)	(227,269)	(1,386,310)	(1,073,097)
Net cash provided by (used in) operating activities			8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Cash flows from investing activities
Cash and cash equivalents of acquired bank				41,967,182	41,967,182
Net change in time deposits in other banks				297,000	297,000	14,734,102	(1,764,102)
Available for sale			(81,559,306)	(57,888,014)	(75,476,075)	(16,277,804)	(12,868,441)
Held to maturity						(20,316,548)
Proceeds from disposal of investment securities
Gain on sale of held to maturity				25,622
Held to maturity at maturity or call						4,561,229	2,203,921
Held to maturity sold				488,457	514,079
Available for sale at maturity or call			38,772,596	11,182,450	32,115,702	10,575,564	10,197,347
Available for sale sold			24,723,270	17,296,682	10,133,054		4,243,654
Gain on sale of available for sale			849,539	87,189
Loans made, net of principal collected			(34,950,662)	(27,224,201)	(50,566,900)	(37,039,236)	(34,755,829)
Proceeds from sale of other real estate owned			810,310	77,171	434,141	415,893
Improvements to other real estate owned			(15,525)	(53,245)	(88,965)
Redemption (Purchase) of equity securities			103,550	208,952	314,931	394,900	(831,100)
Purchase of premises, equipment and software			(1,556,090)	(2,199,933)	(2,994,210)	(349,195)	(5,642,201)
Net cash provided by (used in) investing activities			(52,822,318)	(15,734,688)	(43,350,061)	(43,301,095)	(39,216,751)
Cash flows from financing activities
Time deposits			(24,899,126)	(28,084,844)	(5,627,926)	(1,930,127)	40,266,481
Other deposits			65,209,819	54,043,969	58,362,525	56,109,521	14,650,671
Short term borrowings			5,871,951	7,542,275	13,609,325	(10,480,607)	(1,623,995)
Long term borrowings			(68,016)	(64,801)	(10,087,468)	(82,120)	(5,077,066)
Acquisition cash consideration				(1,022,161)	(1,022,413)
Proceeds from stock options exercised, including tax benefit					40,788	53,829
Private placement - common stock				6,332,592	6,332,844
Repurchase of preferred stock & warrants							(7,225,000)
Stock options exercised			23,131
Cash dividends paid-common stock			(819,512)	(548,897)	(821,497)	(465,842)	(463,483)
Cash dividends paid-preferred stock							(213,888)
Distrbutions to minority members						(13,386)
Net cash provided by (used in) financing activities			45,318,247	38,198,133	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents			1,111,496	30,711,577	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year	45,326,549		43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	43,636,724	45,326,549	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Reconciliation of net income to net cash provided (used) by operating activities
Net income		1,669,805	5,755,923	3,286,237	5,231,652	1,429,815	2,123,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization			897,150	771,372	1,098,268	807,733	699,345
Provision for loan losses	800,000	800,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Amortization of intangible		194,674	549,839	389,349	584,024
Gain on sales of other real estate owned		(45,595)	(110,704)	(48,580)	(248,005)	(192,724)
Gain (loss) on sale of fixed assets			(9,365)	5,160	5,214		4,803
Change in deferred loan fees net of costs			(215,995)	(196,415)
Gains on sales or calls of securities			(849,539)	(112,811)	(140,149)		(158,551)
Amortization of premiums and discounts			799,727	527,132	820,085	332,343	92,791
Permanent impairment on equity securities				122,500	123,039
Write down on other real estate owned			281,000
Deferred income taxes			(66,149)	243,900	(511,658)	(24,494)	(228,766)
Deferred income taxes					(196,884)	(24,494)	(228,766)
Stock based compensation awards			135,381	106,118	132,661	118,127	119,711
Increase (decrease) in
Accrued interest payable			(55,717)	(103,098)	(98,227)	(83,233)	(107,557)
Income taxes payable			148,014		475,687	(175,543)	175,543
Deferred loan fees net of costs					(265,714)	(16,733)	(99,222)
Other liabilities			528,234	(246,024)	(1,263,811)	306,914	(3,047,499)
Decrease (increase) in
Accrued interest receivable			(158,248)	32,210	(66,584)	(197,721)	36,311
Bank owned life insurance			(341,141)	(90,856)	(209,040)	(280,296)	(326,840)
Prepaid income taxes				1,258,509	1,420,552	(189,523)	35,649
Prepaid pension			228,061	550,847	339,226
Other assets			(25,904)	752,582	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities			8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Supplemental Disclosure:
Loans transferred to other real estate owned			191,921	1,114,290	1,114,290	1,376,208
Fair value of assets and liabilities from acquisition:
Cash	43,636,724	45,326,549	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Loans	539,297,666		573,147,401		539,297,666	299,606,430	265,008,669
Premises and equipment	23,215,429		23,883,734		23,215,429	16,867,561	17,326,099
Accrued interest	2,448,542		2,606,790		2,448,542	1,252,970	1,055,249
Deferred tax	7,244,029		6,791,483		7,244,029	265,551	178,574
Bank owned life insurance	16,416,566		16,757,707		16,416,566	8,703,175	8,422,879
Prepaid pension costs	1,030,551		1,030,551		1,030,551
Other assets	2,964,626		2,990,530		2,964,626	1,610,715	1,982,262
Deposits	(690,767,785)		(731,078,478)		(690,767,785)	(340,527,186)	(286,347,792)
Short term borrowings	(38,672,657)		(44,544,608)		(38,672,657)	(5,669,332)	(16,149,939)
Accrued interest payable	(397,211)		(341,494)		(397,211)	(434,656)	(517,889)
Other liabilities	(1,605,180)		(2,133,414)		(1,605,180)	(1,248,079)	(941,165)
Acquisition Of MB&T [Member]
Cash flows from financing activities
Cash and cash equivalents at end of year	41,967,182	41,967,182		41,967,182	41,967,182
Fair value of assets and liabilities from acquisition:
Cash	41,967,182	41,967,182		41,967,182	41,967,182
Investments	71,434,005	71,434,005		71,434,005	71,434,005
Loans	190,826,040	190,826,040		190,826,040	190,826,040
Restricted stock	1,575,184	1,575,184		1,575,184	1,575,184
Premises and equipment	4,457,086	4,457,086		4,457,086	4,457,086
Accrued interest	1,128,988	1,128,988		1,128,988	1,128,988
Prepaid assets	1,231,029	1,231,029		1,231,029	1,231,029
Deferred tax	8,174,501	7,865,514		7,865,514	8,174,501
Bank owned life insurance	7,504,351	7,504,351		7,504,351	7,504,351
Prepaid pension costs	1,244,803	1,315,642		1,315,642	1,244,803
Other real estate owned	1,834,451	1,834,451		1,834,451	1,834,451
Core deposit intangible	5,002,917	5,002,917		5,002,917	5,002,917
Other assets	3,397,552	3,397,552		3,397,552	3,397,552
Deposits	(297,506,000)	(297,506,000)		(297,506,000)	(297,506,000)
Short term borrowings	(19,394,000)	(19,394,000)		(19,394,000)	(19,394,000)
Accrued interest payable	(60,782)	(60,782)		(60,782)	(60,782)
Accrued pension acquired	(3,330,390)	(3,330,390)		(3,330,390)	(3,330,390)
Other liabilities	(2,293,960)	(1,563,745)		(1,563,745)	(2,293,960)
Purchase price in excess of net assets acquired	633,790	141,723		141,723	633,790
Total	$ 17,826,747				$ 17,826,747

Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business-Old Line Bancshares, Inc. (Old Line Bancshares) was incorporated under the laws of the State of Maryland on April 11, 2003 to serve as the holding company of Old Line Bank (Bank).  The primary business of Old Line Bancshares is to own all of the capital stock of Old Line Bank.  We provide a full range of banking services to customers located in Anne Arundel, Calvert, Charles, Prince George’s, and St. Mary’s counties in Maryland and surrounding areas.

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Old Line Bancshares and its wholly owned subsidiary, Old Line Bank, and its majority owned subsidiary Pointer Ridge Office Investments, LLC (Pointer Ridge), a real estate investment company.  We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheet.  We report the income of Pointer Ridge attributable to Old Line Bancshares on the consolidated statement of income.

The foregoing consolidated financial statements for the periods ended September 30, 2011 and 2012 are unaudited; however, in the opinion of management we have included all adjustments (comprising only normal recurring accruals) necessary for a fair presentation of the results of the interim period.  We derived the balances as of December 31, 2011 from audited financial statements.  These statements should be read in conjunction with Old Line Bancshares’ financial statements and accompanying notes included in Old Line Bancshares’ Form 10-K for the year ended December 31, 2011.  We have made no significant changes to Old Line Bancshares’ accounting policies as disclosed in the Form 10-K.

The accounting and reporting policies of Old Line Bancshares conform to accounting principles generally accepted in the United States of America.

Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Old Line Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Old Line Bancshares’ common stock. We paid cash for any fractional shares of Old Line Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date.

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years.  During the three months ended September 30, 2012 and 2011, the core deposit intangible amortization was $177,582 and $194,674, respectively. During the nine months ended September 30, 2012 and 2011, the core deposit intangible amortization was $549,839 and $389,349, respectively.

Goodwill

During the second quarter of 2011, we recorded goodwill of $116,723 associated with the acquisition of Maryland Bankcorp.  This amount represented the difference between the estimated fair value of tangible and intangible assets acquired and liabilities assumed at acquisition date.  During the third quarter of 2011, the goodwill increased $25,000 as a result of additional liabilities that we identified during the period.  During the fourth quarter of 2011, we received a valuation of the pension plan asset at acquisition date and at December 31, 2011.  As a result of this valuation, in the fourth quarter of 2011, we recorded a $492,067 increase to goodwill to reflect the costs incurred by the pension plan as of the acquisition date.

During the third quarter of 2012, we evaluated goodwill for impairment as required by the accounting guidance and there was no impairment.

Reclassifications-We have made certain reclassifications to the 2011 financial presentation to conform to the 2012 presentation.

Subsequent Events-We evaluated subsequent events after September 30, 2012, through October 31, 2012, the date this report was available to be issued.  No significant subsequent events were identified which would affect the presentation of the financial statements.

As outlined in Footnote 8-Retirement and Employee Stock Ownership Plans, we anticipate that we will complete the termination of the MB& T pension plan by December 31, 2012.  On October 1, 2012, we purchased an annuity contract to transfer the remaining $2,116,489 pension liability, effective November 1, 2012.  We expect to recognize an approximately $930,000 periodic pension expense to eliminate the prepaid pension asset on our balance sheet and reverse a deferred tax liability with a credit to income tax expense in the amount of $406,000 during the fourth quarter of 2012.  We plan to transfer any remaining pension plan assets to the employee 401(k) plan once we have recorded all remaining expenses associated with audits, actuarial and consulting fees to the plan.

As outlined in Footnote 4-Income Taxes, we also anticipate that we will reverse the $545,939 valuation allowance for deferred tax asset that we recorded at the acquisition of Maryland Bankcorp due to uncertainties about the status of the tax return filings and related accounting for income taxes at the April 1, 2011 combination.  During the fourth quarter of 2012, we expect to receive acknowledgement from the Internal Revenue Service of the final amended tax returns filed for Maryland Bankcorp during the third quarter of 2012.  The completion of the tax returns and our profitability in 2012 provides sufficient evidence to support the use of the remaining net operating loss.

As we have previously announced, Old Line Bancshares entered into an agreement and plan of merger with WSB Holdings, Inc. (“WSB”) on September 10, 2012.  On October 24, 2012, we were served with a complaint filed on September 27, 2012, in the Circuit Court for Prince George’s County, Maryland, against WSB and its directors and Old Line Bancshares.  The complaint seeks to enjoin the proposed merger and alleges, among other things, that the members of WSB’s board of directors breached their fiduciary duties by agreeing to sell WSB for inadequate and unfair consideration and pursuant to an unfair process.  The complaint also alleges that the directors agreed to provisions in the merger agreement that constitute “onerous and preclusive deal protection devices,” and that certain officers and directors of WSB will receive personal benefits from the merger not shared in by other WSB stockholders.  The complaint further alleges that WSB and Old Line Bancshares aided and abetted such alleged breaches.

We have not yet responded to the complaint, but intend to vigorously defend this lawsuit.

1. Summary of Significant Accounting Policies

Organization and Description of Business-Old Line Bancshares, Inc. (Bancshares) is the holding company for Old Line Bank (Bank).  We provide a full range of banking services to customers located in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties in Maryland and surrounding areas.

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Bancshares, its wholly owned subsidiary, Old Line Bank, and its majority owned membership interest in Pointer Ridge. We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheets.  We report the income of Pointer Ridge attributable to Bancshares from the date of our acquisition of majority interest on the consolidated statements of income.

Use of estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions may affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.  A material estimate that is particularly susceptible to significant change in the near term relates to the determination of the allowance for loan losses.

Cash and cash equivalents-For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold.  Generally, we purchase and sell federal funds for one day periods.

Time deposits in other banks-We record time deposits in other banks at cost.  All time deposits in other banks mature within one year.

Investment securities-As we purchase securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.

Stock based compensation awards-We account for individual stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  For the years ended December 31, 2011, 2010 and 2009, we recorded stock based compensation expense of $132,661, $118,127 and $119,711, respectively.

We may only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the years ended December 31, 2010 and 2009 we recognized a tax benefit associated with the portion of the expense that was related to the issuance of non-qualified options of $10,124 and $8,298, respectively.  There were no non-qualified options included in the expense calculation for the year ended December 31, 2011.

Premises and equipment-We record premises and equipment at cost less accumulated depreciation.  Generally we compute depreciation using the straight line method over the estimated useful life of the assets.

Other real estate owned-We record real estate acquired through foreclosure at the lower of cost or fair market value on the date acquired.  We charge losses incurred at the time of acquisition of the property to the allowance for loan losses.  We include subsequent reductions in the estimated value of the property in non-interest expense.

Advertising-We expense advertising costs over the life of ad campaigns.  We expense general purpose advertising as we incur it.

Loans and allowance for loan losses-We report loans at face value plus deferred origination costs, less deferred origination fees and the allowance for loan losses.  We accrue interest on loans based on the principal amounts outstanding.  We amortize origination fees and costs to income over the terms of the loans using an approximate interest method.

We discontinue the accrual of interest when any portion of the principal or interest is ninety days past due and collateral is insufficient to discharge the debt in full.  Based on current information, we consider loans impaired when management determines that it is unlikely that the borrower will make principal and interest payments according to contractual terms.   Generally, we do not review loans for impairment until we have discontinued the accrual of interest.  We consider several factors in determining impairment including payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Generally, we do not classify loans that experience insignificant payment delays and payment shortfalls as impaired.  Management determines the significance of payment delays and payment shortfalls on a case by case basis.  We consider all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  We measure impairment on a loan by loan basis for commercial and real estate loans by determining either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.  If it is doubtful that we will collect principal, we apply all payments to principal.

We collectively evaluate large groups of smaller balance homogeneous loans for impairment. Accordingly, we do not separately identify individual consumer and residential loans for impairment unless such loans are the subject of a restructuring agreement or the borrower has filed bankruptcy.

The allowance for loan losses represents an amount which, in management's judgment, will be adequate to absorb probable losses on existing loans and other extensions of credit that may become uncollectible.  Management bases its judgment in determining the adequacy of the allowance on evaluations of the collectibility of loans.  Management takes into consideration such factors as changes in the nature and volume of the loan portfolio, current economic conditions that may affect the borrowers' ability to pay, overall portfolio quality, and review of specific problem areas.  If the current economy or real estate market continues to suffer a severe downturn, we may need to increase the estimate for uncollectible accounts.  We charge off loans which we deem uncollectible and deduct them from the allowance.  We add recoveries on loans previously charged off to the allowance.

Income taxes-The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  If needed, we use a valuation allowance to reduce the deferred tax assets to the amount we expect to realize.  We allocate tax expense and tax benefits to Bancshares and its subsidiaries based on their proportional share of taxable income.

Earnings per share-We determine basic earnings per common share by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding giving retroactive effect to stock dividends.

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options and warrants, calculated using the treasury stock method.

December 31,	2011	2010	2009

Weighted average number of shares	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	30,841	23,517	7,102

Comprehensive income-Comprehensive income includes net income attributable to Bancshares and the unrealized gain (loss) on investment securities available for sale net of related income taxes and unrealized gain (loss) on the pension plan.

Reclassifications-We have made certain reclassifications to the 2010 and 2009 financial presentation to conform to the 2011 presentation.

Subsequent Events-We evaluated subsequent events after December 31, 2011 through March 23, 2012, the date this report was available to be issued.  As outlined in Note 6. Loans, in February 2012, we sold at foreclosure the property that secured the promissory note on a non-accrual loan in the amount of $1,169,337.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

Acquisition of Maryland Bankcorp, Inc.	12 Months Ended
Dec. 31, 2011
Acquisition of Maryland Bankcorp, Inc. [Abstract]
Acquisition of Maryland Bankcorp, Inc.

2.         Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Bancshares’ common stock.  We paid cash for any fractional shares of Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

As required by the acquisition method of accounting, we have adjusted the acquired assets and liabilities of Maryland Bankcorp to their estimated fair value on the date of acquisition and added them to those of Bancshares.  Based on management’s preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed, which we have based on estimates and assumptions that are subject to change, we have allocated the purchase price for Maryland Bankcorp as follows:

April 1, 2011	(000's)
Cash and cash equivalents	$ 41,967
Investment securities	71,434
Loans	190,826
Restricted equity securities	1,575
Premises and equipment	4,457
Accrued interest receivable	1,129
Prepaid taxes	1,231
Deferred income taxes	8,175
Bank owned life insurance	7,504
Prepaid pension costs	1,245
Other real estate owned	1,834
Other assets	3,398
Deposits	(297,506)
Short term borrowings	(19,394)
Deferred compensation	(3,330)
Accrued expenses & liabilities	(2,355)
Net tangible assets acquired	12,190
Definite lived intangible assets acquired	5,003
Goodwill(1)	634
Net intangible assets acquired	5,637
Cash consideration	1,000
Total purchase price	$ 18,827

(1) Within the measurement period, goodwill was increased $492,070 due to final measurement of liabilities associated with the acquisition.

We have not included any provision for loan losses during the period for loans acquired from MB&T.  In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date. The following table presents the fair value adjustments to the loans and other real estate owned:

Fair Value of Acquired
Loans & Other Real Estate Owned

Loan & Other Real Estate Owned Fair Value Adjustments	April 1, 2011	Accretion To Income	Other(1)	December 31, 2011
Gross Loans	$ 208,504,534	$ -	$ -	$ 150,290,449
Real estate loans	(16,845,440)	1,725,898	1,082,235	(14,037,307)
Commercial loans	(788,359)	150,497	8,640	(629,222)
Consumer loans	(44,694)	3,624	(2)	(41,072)
Total Fair Value Adjustments Loans	(17,678,493)	1,880,019	1,090,873	(14,707,601)
Fair Value of Acquired Loans	$ 190,826,041			$ 135,582,848

Other real estate owned	$ 5,394,870	$ -	$ -	$ 6,177,407
Fair value adjustments other real estate owned	(3,560,419)	344,425	(828,635)	(4,044,629)
Fair value other real estate owned	$ 1,834,451			$ 2,132,778

(1)	Transferred, sold or charged off.

Prior to the end of the measurement period, April 1, 2012, if additional information becomes available which indicates the purchase price allocations require adjustments, we will include such adjustments in the purchase price allocation retrospectively.

1.

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years as follows:

Years ended December 31,	Core Deposit Premium
2011	$ 584,024
2012	727,422
2013	659,052
2014	590,682
2015	522,312
2016	453,941
2017	385,571
2018	317,201
2019	248,831
2020	177,935
2021	125,459
2022	88,601
2023	52,521
2024	26,794
2025	17,740
2026	13,010
2027	8,279
2028	3,105
2029	447
Total	$ 5,002,927

We have allocated the remaining purchase price to goodwill. We will evaluate goodwill annually for impairment.  The goodwill will not be deductible for tax purposes.

            Pro Forma Results

            The following schedule includes consolidated statements of income data for the unaudited pro forma results for the periods ended December 31, 2011, 2010 and 2009 as if the MB&T acquisition had occurred as of the beginning of the periods presented (000’s).

Years Ended December 31,	2011	2010	2009
Net interest income	$ 27,102	$ 28,441	$ 25,246
Other non-interest revenue	2,741	3,940	4,107
Total revenue	29,843	32,381	29,353
Provision expense	1,800	5,021	900
Other non-interest expense	20,812	26,256	23,543
Income before income taxes	7,231	1,104	4,910
Income tax expense	1,945	376	1,714
Net income	5,286	728	3,196
Less: Net income (loss attributable to the non-controlling interest)	(148)	(73)	87
Net income available to Old Line Bancshares, Inc.	5,434	801	3,109
Preferred stock dividend and discount accretion	-	-	486
Net income available to common stockholders	5,434	801	2,623
Basic earnings per share	$ 0.80	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.79	$ 0.14	$ 0.46

We have presented the pro forma financial information for illustrative purposes only and it is not necessarily indicative of the financial results of the combined companies if we had actually completed the acquisition at the beginning of the periods presented, nor does it indicate future results for any other interim or full year period.  Pro forma basic and diluted earnings per common share were calculated using Bancshares’ actual weighted average shares outstanding for the periods presented, plus the incremental shares issued, assuming the acquisition occurred at the beginning of the periods presented.

   Advertising-We expense advertising costs over the life of ad campaigns.  We expense general purpose advertising as we incur it.

The following is an outline of the expenses that we have incurred during the years ended December 31, 2010 and 2011 in conjunction with the merger:

Years ended December 31,	2011	2010
Data processing	$ 64,811	$ 132,500
Salaries	203,600	96,729
MB&T Director Compensation	87,500	-
Advisory & legal fees	218,410	345,140
	$ 574,321	$ 574,369

Cash And Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Equivalents [Abstract]
Cash And Equivalents

3.Cash and Equivalents

            The Bank may carry balances with other banks that exceed the federally insured limit. The average balance exceeded the federally insured limit by $11,327,498 in 2011, by $13,403,045 in 2010 and by $11,263,538 in 2009.  The Bank also sells federal funds on an unsecured basis to the same banks.  The average balance sold was $4,511,838, $2,720,879 and $458,457 in 2011, 2010 and 2009, respectively.  Federal banking regulations require banks to carry non-interest bearing cash reserves at specified percentages of deposit balances. The Bank's normal amount of cash on hand and on deposit with other banks is sufficient to satisfy the reserve requirements.

Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

2.            INVESTMENT SECURITIES

As Old Line Bank purchases securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.  Presented below is a summary of the amortized cost and estimated fair value of securities.

September 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,249,246	$3,254	$-	$1,252,500
U.S. government agency	32,674,164	129,782	(7,325)	32,796,621
Municipal securities	55,120,456	2,389,663	(115,307)	57,394,812
Mortgage backed	86,022,663	2,898,978	(2,042)	88,919,599
	$175,066,529	$5,421,677	$(124,674)	$180,363,532

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

As of September 30, 2012, securities with unrealized losses segregated by length of impairment were as follows:

September 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses less than 12 months	12,019,098	124,674

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-
Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses	$12,019,098	$124,674

We consider all unrealized losses on securities as of September 30, 2012 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of September 30, 2012, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

In the three month periods ended September 30, 2012 and 2011, we recorded gross realized gains of $289,511 and $72,252 respectively, from the sale or call of investment securities.  During the nine month periods ended September 30, 2012 and 2011, we received $64,345,405 and $29,080,400, respectively, in proceeds from sales or calls of investment securities resulting in realized gains of $849,539 and $112,811, respectively, from the sale or call of securities.

Contractual maturities and pledged securities at September 30, 2012 are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, we receive payments on a monthly basis.

Available for Sale

September 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$1,423,071	$1,426,965
Over one to five years	15,919,114	16,053,085
Over five to ten years	33,286,866	34,083,489
Over ten years	124,437,478	128,799,993
	$175,066,529	$180,363,532
Pledged securities	$36,618,131	$37,677,667

4.Investment Securities

            Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	cost	gains	losses	value

Available for sale
U.S. treasury	$ 1,247,889	$ 8,361	$ -	$ 1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$ 157,802,815	$ 4,074,690	$ (92,670)	$ 161,784,835
December 31, 2010

Available for sale
U. S. government agency	$ 3,716,858	$ 90,881	$ (3,942)	$ 3,803,797
Municipal securities	1,302,630	24,746	(169)	1,327,207
Mortgage backed	27,579,549	519,919	(180,677)	27,918,791
	$ 32,599,037	$ 635,546	$ (184,788)	$ 33,049,795
Held to maturity
Municipal securities	$ 983,783	$ 11,569	$ (39,568)	$ 955,784
Mortgage backed	20,752,686	290,747	(33,636)	21,009,797
	$ 21,736,469	$ 302,316	$ (73,204)	$ 21,965,581
December 31, 2009

Available for sale
U. S. government agency	$ 7,133,657	$ 171,946	$ (14,928)	$ 7,290,675
Municipal securities	2,253,107	36,759	(14,294)	2,275,572
Mortgage backed	18,017,019	429,682	-	18,446,701
	$ 27,403,783	$ 638,387	$ (29,222)	$ 28,012,948
Held to maturity
Municipal securities	300,779	2,714	-	303,493
Mortgage backed	5,505,728	267,544	-	5,773,272
	$ 5,806,507	$ 270,258	$ -	$ 6,076,765

The table below summarizes investment securities with unrealized losses and the length of time the securities have been in an unrealized loss position as of December 31, 2011:

December 31, 2011	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. government agency	$ 7,929,685	$ 19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses less than 12 months	15,224,715	92,670
Unrealized losses greater than 12 months
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-

Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. government agency	7,929,685	19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses	$ 15,224,715	$ 92,670

We consider all unrealized losses on securities as of December 31, 2011 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of December 31, 2011, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

During the year ended December 31, 2011, we received $17,716,257 in proceeds from sales or calls of investment securities resulting in gross realized gains of $140,149.  We did not sell any investment securities during the year ended December 31, 2010. During 2009, we received $4,243,654 in proceeds from the sale of investment securities and recorded gross realized gains of $158,551 from the sale of available for sale securities.

As a result of the acquisition of Maryland Bankcorp, we determined that it was appropriate to evaluate the investment portfolio to ensure that the acquired securities met our criteria and provided adequate liquidity.  This analysis indicated that it was prudent to reposition the portfolio and as a result we elected to sell a held to maturity security during the second quarter of 2011.  We received total proceeds of $514,079 from this sale.  At the time of sale, the book value of this security was $488,457 and we recorded a gain of $25,622.  As required by accounting guidance, we subsequently reclassified all securities classified as held to maturity to available for sale.

At the time of the transfer to available for sale, the book value of the held to maturity securities was $19,962,205 and the market value was $20,779,758.  Accordingly, we recorded an increase to accumulated other comprehensive of $417,553.

Contractual maturities and pledged securities at December 31, 2011, 2010 and 2009, are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, the Bank receives payments on a monthly basis.  We have pledged securities to customers who have funds invested in overnight repurchase agreements and deposits.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2011	cost	value	cost	value

Maturing
Within one year	$ 1,259,229	$ 1,280,872	$ -	$ -
Over one to five years	19,052,724	19,138,115	-	-
Over five to ten years	28,684,389	29,502,002	-	-
Over ten years	108,806,473	111,863,846	-	-
	$ 157,802,815	$ 161,784,835	$ -	$ -

Pledged securities	$ 34,530,023	$ 35,550,747	$ -	$ -

December 31, 2010

Maturing
Within one year	$ 1,009,341	$ 1,041,750	$ -	$ -
Over one to five years	1,992,780	2,078,874	302,084	305,385
Over five to ten years	12,034,769	12,202,523	6,784,476	7,005,706
Over ten years	17,562,147	17,726,648	14,649,909	14,654,490
	$ 32,599,037	$ 33,049,795	$ 21,736,469	$ 21,965,581

Pledged securities	$ -	$ -	$ -	$ -

December 31, 2009

Maturing
Within one year	$ 1,644,598	$ 1,663,512	$ -	$ -
Over one to five years	4,440,360	4,621,900	99,927	100,210
Over five to ten years	8,567,790	8,760,477	2,279,892	2,373,515
Over ten years	12,751,035	12,967,059	3,426,688	3,603,040
	$ 27,403,783	$ 28,012,948	$ 5,806,507	$ 6,076,765

Pledged securities	$ -	$ -	$ -	$ -

Credit Commitments	12 Months Ended
Dec. 31, 2011
Credit Commitments [Abstract]
Credit Commitments

5.Credit Commitments

            The Bank is party to financial instruments with off balance sheet risk in the normal course of business in order to meet the financing needs of customers.  These financial instruments include commitments to extend credit, available credit lines and standby letters of credit.

December 31,	2011	2010	2009

Commitments to extend credit and available credit lines:

Commercial	$ 46,966,082	$ 34,484,923	$ 21,153,839
Construction	21,397,858	11,512,287	14,573,064
Consumer	13,195,158	7,256,092	9,014,671

	$ 81,559,098	$ 53,253,302	$ 44,741,574

Standby letters of credit	$ 8,226,104	$ 7,900,689	$ 3,882,806

Loan commitments and lines of credit are agreements to lend to a customer as long as there is no violation of any condition to the contract.  Loan commitments generally have fixed expiration dates, and may require payment of a fee.  Lines of credit generally have variable interest rates and fixed expiration dates.  Such lines do not represent future cash requirements because it is unlikely that all customers will draw upon their lines in full at any time.  Letters of credit are commitments issued to guarantee the performance of a customer to a third party.

The Bank's exposure to credit loss in the event of nonperformance by the customer is the contractual amount of the commitment.  Loan commitments, lines of credit, and letters of credit are made on the same terms, including collateral, as outstanding loans.  Management is not aware of any accounting loss it would incur by funding its outstanding commitments.

Earnings Per Common Share	9 Months Ended
Sep. 30, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share

6.EARNINGS PER COMMON SHARE

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options, calculated using the treasury stock method.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660
Dilutive average number of shares	79,362	24,990	59,757	32,293

Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans [Abstract]
Loans

5.LOANS

Major classifications of loans are as follows:

	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total

Real estate
Commercial	$ 257,162,870	$ 67,222,413	$ 324,385,283	$ 200,955,448	$ 72,145,634	$ 273,101,082
Construction	47,596,991	4,500,629	52,097,620	42,665,407	8,997,131	51,662,538
Residential	36,592,811	55,404,030	91,996,841	31,083,835	65,639,873	96,723,708
Commercial	85,323,845	10,622,298	95,946,143	90,795,904	16,329,991	107,125,895
Consumer	11,029,790	1,217,787	12,247,577	11,652,628	2,021,397	13,674,025
	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248
Allowance for loan losses	(3,673,881)	(819,867)	(4,493,748)	(3,693,636)	(47,635)	(3,741,271)
Deferred loan costs, net	967,685	-	967,685	751,689	-	751,689
	$ 435,000,111	$ 138,147,290	$ 573,147,401	$ 374,211,275	$ 165,086,391	$ 539,297,666

Credit policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal ratings and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.

Commercial Real Estate Loans

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  We subsequently incorporated this discounted book value into our initial purchase price.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we do have a concentration in the hospitality industry.  At September 30, 2012 and December 31, 2011, we had approximately $57.4 million and $54.0 million, respectively, of commercial real estate loans to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  All of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to 80% of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out.”  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding 85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of September 30, 2012 and December 31, 2011, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

As a result of the acquisition of Maryland Bankcorp, we have segmented the portfolio into two components, loans originated by Old Line Bank (legacy) and loans acquired from MB&T (acquired). We consider all loans past due if the borrower has not paid the required principal and interest payments when due under the original or modified terms of the promissory note or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.  We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

The tables below presents an aging analysis of the loan portfolio at September 30, 2012 and December 31, 2011.

Age Analysis of Past Due Financing Receivables (Loans)
	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total
Current	$ 431,491,549	$ 134,761,534	$ 566,253,083	$ 375,126,930	$ 159,711,725	$ 534,838,655
Accruing past due loans:
30-59 days past due
Real estate	-	-	-	421,805	474,651	896,456
Commercial	-	-	-	-	-	-
Consumer	780,323	21,273	801,596	-	22,698	22,698
Total 30-59 days past due	780,323	21,273	801,596	421,805	497,349	919,154
60-89 days past due
Real estate	-	-	-	311,762	338,431	650,193
Commercial	-	-	-	11,043	-	11,043
Consumer	1,568,020	3,062	1,571,082	-	3,494	3,494
Total 60-89 days past due	1,568,020	3,062	1,571,082	322,805	341,925	664,730
90 or more days past due
Real estate	2,064	81,486	83,550
Consumer	-	-	-	34,370	-	34,370
Total 90 or more days past due	2,064	81,486	83,550	34,370	-	34,370
Total accruing past due loans	2,350,407	105,821	2,456,228	778,980	839,274	1,618,254
Recorded Investment Non-accruing past due loans 90 or more days past due:
Real estate:
Commercial	2,425,846	1,704,191	4,130,037	-	2,288,900	2,288,900
Construction	969,337	100,000	1,069,337	1,169,337	1,184,146	2,353,483
Residential	469,168	2,295,610	2,764,778	-	1,019,942	1,019,942
Commercial	-	-	-	77,975	90,039	168,014
Consumer	-	-	-	-	-	-
Total Recorded Investment Non-accruing past due loans 90 or more days past due:	3,864,351	4,099,801	7,964,152	1,247,312	4,583,027	5,830,339
Total Financing Receivables (Loans)	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248

We consider all non-performing loans and troubled debt restructurings (TDRs) impaired. We do not recognize interest income on non-performing loans during the time period that the loans are non-performing on either a cash or accrual basis. We only recognize interest income on non-performing loans when we receive payment in full for all amounts due of all contractually required principle and interest, and the loan is current with its contractual terms. The accrued interest on impaired loans was immaterial during the nine months ended September 30, 2012.

The table below presents our impaired loans at September 30, 2012.

Impaired Loans
For the nine months ended September 30, 2012
Legacy	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Real Estate
Commercial	$886,735	$886,735	$-	$210,755
Construction	1,616,317	969,337	-	1,013,782
Residential	469,168	469,168	-	161,557
Commercial	8,819	8,819	-	980
Consumer	-	-	-	-
With an allowance recorded:
Real Estate
Commercial	1,316,578	1,315,642	284,967	912,436
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	-	-	-	-
Consumer	-	-	-	-
Total legacy impaired	4,297,617	3,649,701	284,967	2,299,510

Acquired (1)
With no related allowance recorded:
Real Estate
Commercial	3,228,631	1,468,222	-	1,808,544
Construction	2,638,683	100,000	-	827,778
Residential	4,257,819	2,448,453	-	1,426,915
Commercial	240,901	128,697	-	39,483
Consumer	1,346	90	-	645

With an allowance recorded:
Real Estate
Commercial	2,344,156	957,624	599,624	636,445
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	220,243	220,243	220,243	195,771
Consumer	-	-	-	-
Total acquired impaired	12,931,779	5,323,329	819,867	4,935,581
Total all impaired	$17,229,396	$8,973,030	$1,104,834	$7,235,091

(1)  Generally accepted accounting principles require that we record acquired loans at fair value which includes a discount for loans with credit impairment. These loans are not performing according to their contractual terms and meet our definition of an impaired loan. The discounts that arise from recording these loans at fair value were due to credit quality. Although we do not accrue interest income at the contractual rate on these loans, we may accrete these discounts to interest income as a result of pre-payments that exceeds our cash flow expectations or payment in full of amounts due even though we classify them as non-accrual.

The table below presents the contract amount due and recorded book balance of the non-accrual loans at September 30, 2012 and December 31, 2011.

Loans on Non-accrual Status
	September 30,2012				December 31, 2011
	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued
Legacy
Real Estate
Commercial	3	1,704,191	1,704,191	$91,684	-	$-	$-	$-
Construction	1	1,616,317	969,337	295,523	1	1,616,317	1,169,337	212,484
Residential	1	469,168	469,168	14,743	-	-	-	-
Commercial	1	8,819	8,819	110	1	77,975	77,975	1,735
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	6	3,798,495	3,151,515	402,060	2	1,694,292	1,247,312	214,219

Acquired (1)
Real Estate
Commercial	10	5,572,787	2,425,846	956,852	9	6,417,444	2,288,900	1,164,630
Construction	4	2,638,683	100,000	547,556	4	2,815,452	1,184,146	255,560
Residential	9	4,104,971	2,295,610	464,764	9	2,606,151	1,019,942	241,093
Commercial	4	369,592	257,388	58,636	4	327,414	90,039	33,041
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	27	12,686,033	5,078,844	2,027,808	26	12,166,461	4,583,027	1,694,324
Total all non-accrual loans	33	$16,484,528	8,230,359	$2,429,868	28	$13,860,753	5,830,339	$1,908,543

Non-accrual legacy loans

At September 30, 2012, we had six non-accrual legacy loans with a total recorded book balance of $3,151,515.  The first non-accrual loan has a contractual balance of $1,616,317.  The borrower and guarantor on this loan have filed bankruptcy.  During the first quarter of 2011, we charged $446,980 to the allowance for loan losses to reduce the balance on this loan from $1,616,317 to $969,377. We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, we sold at foreclosure the property that secured the promissory note on this loan and expected to receive ratification of the foreclosure and proceeds from the sale of approximately $970,000 during the first quarter of 2012. Therefore, during the first quarter of 2012, we charged an additional $200,000 to the allowance for loan losses to properly reflect the net sales proceeds that we expected to receive. The courts rejected the initial foreclosure. We have subsequently re-foreclosed on the property. We have received ratification of the sale in the third quarter of 2012 and we expect settlement of sale of the property during the fourth quarter of 2012. The non-accrued interest on this loan is $295,523.

The second non-accrual legacy loan is a commercial real estate loan in the amount of $464,978.  The original purpose of this loan was to purchase a building for use as a fast food franchise.  The borrower on this loan executed a lease on land on which the building that secures this loan was built.  The borrower has closed this facility and has no other available assets. We transferred this loan to non-accrual status during the first quarter of 2012. We are currently in negotiations with the landlord of the land and the borrower. We have received an appraisal that indicates the value of our interest in the property is higher than our loan balance. At this point, we are unable to ascertain the potential loss on this loan.  We have allocated $232,489 of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $20,082.

The third non-accrual legacy loan is a commercial real estate loan in the amount of $886,735.  The borrower’s business has insufficient cash flow to make payments on this loan. We also transferred this loan to non-accrual status during the first quarter of 2012. A current appraisal indicates that the value of the real estate that is the collateral for this loan is sufficient to provide payment in full.  We have not allocated any of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $44,948.

During the third quarter of 2012, we transferred a legacy commercial real estate loan in the amount of $352,478 to non-accrual status.  The borrower is delinquent with payments and would not provide current financial information.  A current appraisal indicates that the value of the real estate that is the collateral for this loan is sufficient to provide payment in full.  We have not allocated any of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $26,654.

During the third quarter of 2012, we also transferred a legacy residential real estate loan in the amount of $469,168 to non-accrual status.  The borrower is delinquent with payments and is experiencing financial difficulties.  A current appraisal indicates that the value of the real estate that is the collateral for this loan is sufficient to provide payment in full.  We have not allocated any of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $14,743.

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described above.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

Acquired impaired loans

Loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer (ASC 310-30), when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision for loan losses and decrease net interest income after provision for loan losses.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  Because we carry these loans at their fair value, subsequent to acquisition, we do not consider these loans impaired unless we categorize them as non-performing (non-accrual) or as a TDR.  At September 30, 2012, the contract value of the acquired loans accounted for under ASC 310-30 (including non-accrual loans) was $27,280,565.  The fair value adjustments applied to these loans was $13,057,192.

The fair value of these loans (recorded book value) was $14,223,374.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,105.

Non-accrual acquired loans

At September 30, 2012, we had 27 non-accrual acquired loans with a recorded investment of $5,078,844 and a total contract amount due of $12,686,033.   The non-accrued interest on these loans at September 30, 2012 was $2,027,808.  At December 31, 2011, we had 26 non-accrual acquired loans with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310 Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

·

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

·

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating. Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, the impact on the borrower may be significant.  We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

·

Risk rating 4  (Pass/Watch) loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

·

Risk rating 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

·

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if appropriately protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that we will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

·

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

·

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements. We have not allocated any portion of the allowance to loan losses for acquired loans except to the extent that we have not received the projected cash flows.

The following table outlines the allocation of allowance for loan losses by risk rating.

September 30, 2012	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	$416,275,438	$127,191,466	$543,466,904	$2,967,860	$-	$2,967,860
Special Mention (5)	14,561,148	3,016,429	17,577,577	396,324	-	396,324
Substandard (6)	6,869,721	8,759,262	15,628,983	309,697	819,867	1,129,564
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	$437,706,307	$138,967,157	$576,673,464	$3,673,881	$819,867	$4,493,748

December 31, 2011	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	362,692,416	$154,318,105	$517,010,521	3,219,376	$-	$3,219,376
Special Mention (5)	8,982,637	2,107,707	11,090,344	272,606	47,635	320,241
Substandard (6)	5,478,169	8,708,214	14,186,383	201,654	-	201,654
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	377,153,222	$165,134,026	$542,287,248	3,693,636	$47,635	$3,741,271

The following table details activity in the allowance for loan losses by portfolio segment for the periods ended September 30, 2012 and December 31, 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	681,096	(122,412)	(281,440)	27,889	305,133
Provision for loan losses for loans acquired with deteriorated credit quality	599,624	220,243	-	-	819,867
Recoveries	63,557	20,258	-	70,268	154,083
	3,467,345	1,040,399	283,800	228,810	5,020,354
Loans charged off	(348,150)	(87,691)	-	(90,765)	(526,606)
Ending Balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$309,967	$-	$-	$-	$309,967
Collectively evaluated for impairment	2,209,604	732,465	283,800	138,045	3,363,914
Acquired Loans:
Individually evaluated for impairment	599,624	220,243	-	-	819,867
Ending balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	337,007	317,778	130,544	1,752,365
Provision for loan losses for loans acquired with deteriorated credit quality	-	47,635	-	-	47,635
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$175,117	$89,019	$70,000	$-	$334,136
Collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Acquired Loans:
Individually evaluated for impairment	-	47,635	-	-	47,635
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

We individually evaluate all legacy substandard loans risk rated six, certain legacy special mention loans risk rated five and all legacy TDRs, for impairment. We individually evaluate all acquired loans that we risk rated substandard six subsequent to the acquisition, certain acquired special mention loans risk rated five and all acquired TDRs for impairment. We also evaluate all loans acquired and recorded at fair value under ASC 310-30 for impairment.

Our recorded investment in loans as of September 30, 2012 and December 31, 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$1,315,642	$-	$-	$-	$1,315,642
Individually evaluated for impairment without specific reserve	3,652,420	1,901,658	-	-	5,554,078
Collectively evaluated for impairment with reserve	336,384,610	83,422,187	8,036,872	2,992,918	430,836,587
Acquired loans:
Individually evaluated for impairment with specific reserve subsequent to acquisition (ASC 310-20 at acquisition)	957,624	220,243	-	-	1,177,867
Individually evaluated for impairment without specific reserve (ASC 310-30 at acquisition)	12,954,203	1,269,171	-	-	14,223,374
Collectively evaluated for impairment without reserve (ASC 310-20 at acquisition)	113,215,245	9,132,884	-	1,217,787	123,565,916
Ending balance	$468,479,744	$95,946,143	$8,036,872	$4,210,705	$576,673,464

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$5,924,354	$89,019	$142,671	$-	$6,156,044
Individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Collectively evaluated for impairment with reserve	267,059,878	88,818,899	8,717,775	2,792,182	367,388,734
Acquired loans:
Individually evaluated for impairment with specific reserve (ASC 310-30)	-	47,635	-	-	47,635
Individually evaluated for impairment without specific reserve (ASC 310-20)	14,830,285	1,460,185	-	-	16,290,470
Collectively evaluated for impairment without reserve (ASC 310-20)	131,952,352	14,822,172	-	2,021,397	148,795,921
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

6.Loans

Major classifications of loans are as follows:

December 31,	2011	2010	2009

Real estate
Commercial	$ 273,101,082	$ 153,526,907	$ 124,002,072
Construction	51,662,538	24,377,690	30,872,499
Residential	96,723,708	27,081,399	23,350,018
Commercial	107,125,895	83,523,056	74,174,400
Consumer	13,674,025	13,079,878	14,622,153
	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(3,741,271)	(2,468,476)	(2,481,716)
Deferred loan costs, net	751,689	485,976	469,243
	$ 539,297,666	$ 299,606,430	$ 265,008,669

Credit Policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal rating and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  This discounted book value was subsequently incorporated into our initial purchase price.

Commercial Real Estate Loans

We finance commercial real estate for our clients, for owner occupied and investment properties.  We will generally finance owner occupied commercial real estate at a maximum loan to value of  85% and investor real estate at a maximum loan to value of  75%.  Our underwriting policies and processes focus on the clients’ ability to repay the loan as well as an assessment of the underlying real estate.  Our underwriting generally includes an analysis of the borrower’s capacity to repay, the current collateral value, a cash flow analysis and review of the character of the borrower and current and prospective conditions in the market.  We view these loans primarily as cash flow loans and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we have a concentration in the hospitality industry.  At December 31, 2011, we had approximately $54.0  million of commercial real estate loans outstanding to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  The vast majority of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to  80% or less of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out”.  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding  85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington, D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of December 31, 2011, 2010 and 2009, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

We consider loans past due if the borrower has not paid the required principal and interest payments when due.  Management generally classifies loans as non-accrual when it does not expect collection of full principal and interest under the original terms of the loan or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.   We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Recorded Book Balance
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 2,288,900	$ 1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential		-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,247,312	$ 214,219	17	$ 4,583,027	$ 1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial		-			-
Consumer		-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043			-
Consumer		-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370			-
Total accruing past due loans	5	778,980		22	839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$ 5,037,879			$ -
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$ 5,180,550		2	$ 154,088

The tables below present the contract amount due of the non-accrual loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Contract Amount
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 6,417,444	$ 1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential		-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,694,292	$ 214,219	17	$ 12,166,461	$ 1,694,324

The tables below presents a breakdown of the non-performing legacy loans and accruing legacy past due loans at December 31, 2010 and 2009, respectively.

Legacy
Non-Accrual and Past Due Loans

December 31,	2010			2009
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$ 2,426,608	$ 314,804	3	$ 1,586,499	$ 190,701
Construction		-	-		-	-
Residential		-	-		-	-
Commercial		-	-		-	-
Consumer	1	284,011	3,728		-	-
Total non-performing loans	3	$ 2,710,619	$ 318,532	3	$ 1,586,499	$ 190,701

Accruing past due loans:
30-89 days past due		$ -		2	$ 581,018
90 or more days past due		-			-
Total accruing past due loans		$ -		2	$ 581,018

Non-accrual legacy loans

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described below.  At December 31, 2011, the non-accrued interest on this loan was $212,484, none of which was included in interest income.  The borrower and guarantor on this loan have filed bankruptcy.  During the 1st quarter of 2011, we charged $446,980 to the allowance for loan losses and reduced the balance on this loan from $1,616,317 to $1,169,337.  We have an additional $65,000 of the allowance for loan losses specifically allocated to this loan.  We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, the property that secures the promissory note was sold at foreclosure for an amount less than our carrying fair value.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

At December 31, 2010, we had three loans totaling $2,710,619 past due and classified as non-accrual.  The first loan in the amount of $810,291 is the same loan that we previously reported in our December 31, 2009 and December 31, 2008 financial statements.  At December 31, 2010, we had obtained a “lift stay” on the property and were awaiting ratification of foreclosure.  We received this ratification in January 2011 and transferred this property to other real estate owned.  At December 31, 2010, the non-accrued interest on this loan was $212,937.

The second loan in the amount of $1,616,317 is the residential acquisition and development loan secured by real estate discussed above.  At December 31, 2010, we considered this loan impaired and had allocated $450,000 of the allowance for loan losses to this loan.  At December 31, 2010, the interest not accrued on this loan was $101,867.

The third loan at December 31, 2010 was a luxury boat loan in the amount of $284,011.  The borrower on this loan has also filed bankruptcy.  At December 31, 2010, the interest not accrued on this loan was $3,728.   During the 1st quarter of 2011, we repossessed the boat, charged $47,261 to the allowance for loan losses and recorded the remaining balance of $236,750 as repossessed property in other assets.  During the 4th quarter of 2011, we sold this boat and recorded a loss in other operating expense of $120,741 on the sale.

At December 31, 2009, we had three loans totaling $1,586,499 past due and classified as non-accrual.   The first loan is the same loan that we reported in our December 31, 2008 financial statements.  During 2009, we received $40,384 in payments on this loan and the current balance is $810,291.  In October 2009, the borrower re-entered bankruptcy under Chapter 11 of the United States Bankruptcy Code.  As outlined above, in 2010, we obtained a “lift stay” on the commercial property that secures this loan and proceeded with foreclosure.

Acquired impaired loans

As outlined in Note 2-Acquisition of Maryland Bankcorp, Inc., loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer, when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision expense and decrease net interest income.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,106.

            Non-accrual acquired loans

At December 31, 2011, we had 22 non-accrual acquired loans to 17 borrowers with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310-Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans and real estate loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

·

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

·

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating.  Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

·

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, they may significantly impact the borrower. We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

·

Risk rating 4  (Pass/Watch)These loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

·

Risk ratings 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

·

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if apparently protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that the bank will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

·

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

o

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.

We charge off loans that management has identified as losses.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements.  The following table outlines the allocation of allowance for loan losses by risk rating.

	Account Balance December 31, 2011	Allocation of Allowance for Loan Losses 2011
Risk Rating
Pass (1-4)	$ 517,010,521	$ 3,219,376
Special Mention (5)	11,090,344	320,241
Substandard (6)	14,186,383	201,654
Doubtful (7)	-	-
Loss (8)	-	-
Total	$ 542,287,248	$ 3,741,271

Risk Rating	Account Balance December 31, 2010	Allocation of Allowance for Loan Losses December 31, 2010
Pass (1-4)
Special Mention (5)	$ 281,901,972	$ 1,529,356
Substandard (6)	13,777,303	489,120
Doubtful (7)	5,909,655	450,000
Loss (8)	-	-
Total	-	-
	$ 301,588,930	$ 2,468,476

Risk Rating	Account Balance December 31, 2009	Allocation of Allowance for Loan Losses December 31, 2009
Pass (1-4)
Special Mention (5)	$ 247,573,949	$ 884,877
Substandard (6)	11,658,809	846,839
Doubtful (7)	7,788,384	750,000
Loss (8)	-	-
Total	-	-
	$ 267,021,142	$ 2,481,716

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2011 and 2010.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$ 175,117	$ 136,654	$ 70,000	$ -	$ 381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716
Provision for loan losses	857,818	9,495	213,306	1,381	1,082,000
Recoveries	3,650	-	-	927	4,577
	2,706,594	554,349	294,723	12,627	3,568,293
Loans charged off	(958,472)	(137,151)	-	(4,194)	(1,099,817)
Ending Balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

Amount allocated to:
Loans individually evaluated for impairment	$ 450,000	$ -	$ -	$ -	$ 450,000
Loans collectively evaluated for impairment	1,298,122	417,198	294,723	8,433	2,018,476
Ending balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

The following table details activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2009.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,348,850	$ 526,600	$ 94,910	$ 13,391	$ 1,983,751
Provision for loan losses	841,101	18,254	36,507	4,138	900,000
Recoveries	-	-	-	-	-
	2,189,951	544,854	131,417	17,529	2,883,751
Loans charged off	(344,825)	-	(50,000)	(7,210)	(402,035)
Ending Balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Amount allocated to:
Loans individually evaluated for impairment	$ 750,000	$ -	$ -	$ -	$ 750,000
Loans collectively evaluated for impairment	1,095,126	544,854	81,417	10,319	1,731,716
Ending balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Our recorded investment in loans as of December 31, 2011, 2010 and 2009 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 5,924,354	$ 136,654	$ 142,671	$ -	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$ 421,487,328	$ 107,125,895	$ 8,860,446	$ 4,813,579	$ 542,287,248

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,616,317	$ -	$ -	$ -	$ 1,616,317
Loans individually evaluated for impairment without specific reserve	2,273,029	2,020,309	-	-	4,293,338
Loans collectively evaluated for impairment	201,096,650	81,502,747	11,621,392	1,458,486	295,679,275
Ending balance	$ 204,985,996	$ 83,523,056	$ 11,621,392	$ 1,458,486	$ 301,588,930

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,972,739	$ -	$ -	$ -	$ 1,972,739
Loans individually evaluated for impairment without specific reserve	3,734,900	2,080,745	-	-	5,815,645
Loans collectively evaluated for impairment	172,516,950	72,093,655	13,120,566	1,501,587	259,232,758
Ending balance	$ 178,224,589	$ 74,174,400	$ 13,120,566	$ 1,501,587	$ 267,021,142

The following table outlines the maturity and rate repricing distribution of the loan portfolio.  For purposes of this disclosure, we have classified non-accrual loans as immediately repricing or maturing.

December 31,	2011	2010	2009

Within one year	$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years	292,507,248	149,488,074	131,119,339
Over five years	67,537,140	27,186,296	34,092,243
	$ 542,287,248	$ 301,588,930	$ 267,021,142

As of December 31, 2011, the Bank has pledged loans totaling $264,053,734 to support Federal Home Loan Bank borrowings.

The Bank makes loans to customers located in the Maryland suburbs of Washington D.C.  Residential and commercial real estate secure substantial portions of the Bank’s loans.  Although the loan portfolio is diversified, the regional real estate market and economy will influence its performance.

Equity Securities	12 Months Ended
Dec. 31, 2011
Equity Securities [Abstract]
Equity Securities

7.Equity Securities

            We own the following equity securities:

December 31,	2011	2010	2009

Federal Reserve Bank stock	$ 1,572,900	$ 827,050	$ 1,037,050
Atlantic Central Bankers Bank stock	119,500	12,000	12,000
Federal Home Loan Bank stock	1,739,300	1,548,700	1,733,600
ACBB BITS stock	100,000	-	-
SLMA stock	261,845	-	-
Maryland Financial Bank stock	152,497	175,000	175,000
Total	$ 3,946,042	$ 2,562,750	$ 2,957,650

            We have recorded these securities at cost and have evaluated them for other than temporary impairment.   For the twelve months ended December 31, 2011, we recorded a permanent impairment on the Maryland Financial Bank stock of $122,500 and charged off acquired Federal National Mortgage Association stock in the amount of $539.

Pointer Ridge Office Investment, LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pointer Ridge Office Investment, LLC [Abstract]
Pointer Ridge Office Investment, LLC

3.            POINTER RIDGE OFFICE INVESTMENT, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of acquisition.

The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC

Balance Sheets	September 30,	December 31,
	2012	2011

Current assets	$309,404	$429,611
Non-current assets	6,987,772	7,088,001
Liabilities	6,233,193	6,299,819
Equity	1,063,983	1,217,793

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$213,415	$187,285	$624,669	$576,407
Expenses	268,519	287,788	778,478	914,763
Net loss	$(55,104)	$(100,503)	$(153,809)	$(338,356)

8.Pointer Ridge Office Investment, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we now own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of the acquisition.  The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC
December 31,	2011	2010	2009
Balance Sheets
Current assets	$ 429,611	$ 758,257	$ 891,233
Non-current assets	7,088,001	7,252,413	7,432,268
Liabilities	6,299,819	6,397,360	6,480,230
Equity	1,217,793	1,613,310	1,843,271

Statements of Income
Revenue	$ 765,044	$ 822,920	$ 1,239,137
Expenses	1,160,562	1,017,184	1,006,563
Net income (loss)	$ (395,518)	$ (194,264)	$ 232,574

We purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest at the book value which was equivalent to the fair value.  Accordingly, we did not record any goodwill with this purchase.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

9.Premises and Equipment

            A summary of our premises and equipment and the related depreciation follows:

December 31,	Useful lives	2011	2010	2009

Land		$ 4,300,943	$ 3,207,423	$ 3,207,423
Building	5 - 50 years	15,244,033	12,085,285	12,042,540
Leasehold improvements	3 - 30 years	4,268,268	2,225,181	2,171,310
Furniture and equipment	3 - 23 years	3,725,355	2,623,752	2,384,207
		27,538,599	20,141,641	19,805,480
Accumulated depreciation		4,323,170	3,274,080	2,479,381
Net premises and equipment		$ 23,215,429	$ 16,867,561	$ 17,326,099

Depreciation expense		$ 1,080,364	$ 794,494	$ 676,127

Computer software included in other assets, and related amortization, are as follows:

December 31,	Useful lives	2011	2010	2009

Cost	3 years	$ 339,744	$ 224,028	$ 224,028
Accumulated amortization		235,423	217,519	204,280
Net computer software		$ 104,321	$ 6,509	$ 19,748

Amortization expense		$ 17,904	$ 13,239	$ 23,218

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

10.Deposits

            Major classifications of interest bearing deposits are as follows:

December 31,	2011	2010	2009

Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
	$ 520,629,456	$ 273,032,442	$ 245,464,373

Time deposits mature as follows:

December 31,	2011	2010	2009

Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
	$ 336,068,743	$ 192,530,487	$ 194,460,614

Interest on deposits for the years ended December 31, 2011, 2010 and 2009, consisted of the following:

December 31,	2011	2010	2009

Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
	$ 4,389,694	$ 3,920,338	$ 4,553,099

Short Term Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Borrowings [Abstract]
Short Term Borrowings

11.        Short Term Borrowings

            Bancshares has available an unsecured $3.0 million line of credit. The Bank has available lines of credit including overnight federal funds and reverse repurchase agreements from its correspondent banks totaling $29.5 million as of December 31, 2011.  The Bank has an additional secured line of credit from the Federal Home Loan Bank of Atlanta (FHLB) of $241.0 million.  Prior to allowing the Bank to borrow under the line of credit, the FHLB requires that the Bank provide collateral to support borrowings.  At December 31, 2011, we had provided $72.3 million in collateral value and as outlined below have borrowed $10.0 million.  We have additional available borrowing capacity of $62.3 million.  We may increase this availability by pledging additional collateral.  As a condition of obtaining the line of credit from the FHLB, the FHLB also requires that the Bank purchase shares of capital stock in the FHLB.

Short term borrowings consist of promissory notes or overnight repurchase agreements sold to the Bank’s customers, federal funds purchased and advances from the FHLB.

            The Bank sells short term promissory notes to its customers. These notes re-price daily and have maturities of 270 days or less.  Federal funds purchased are unsecured, overnight borrowings from other financial institutions.  Short term borrowings from the FHLB have a remaining maturity of less than one year.

Information related to short term borrowings is as follows:

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
Short term promissory notes	$ 7,784,561	0.20%	$ 5,669,332	0.50%	$ 11,149,939	0.50%
Repurchase agreements	20,888,096	0.50%	-		-
FHLB advance due Nov. 2010	-		-		5,000,000	3.66%
FHLB advance due Dec. 2012	5,000,000	3.36%	-		-
FHLB advance due Dec. 2012	5,000,000	3.12%	-		-
Total	$ 38,672,657		$ 5,669,332		$ 16,149,939

Average for the year
Short term promissory notes	$ 8,917,822	0.13%	$ 17,103,742	0.68%	$ 14,928,390	0.62%
Repurchase agreements	20,888,096	0.50%	-		-
Federal funds purchased	-		-		603
FHLB advance due Nov. 2010	-		4,566,438	3.66%	1,837,268	3.66%
FHLB advance due Dec. 2012	260,274	3.36%	-		-
FHLB advance due Dec. 2012	164,384	3.12%	-		-
Total	$ 30,230,576		$ 21,670,180		$ 16,766,261

At December 31, 2011, the book and market values of securities pledged as collateral for repurchase agreements were $30,618,545 and $31,537,558, respectively.

Long Term Borrowings	12 Months Ended
Dec. 31, 2011
Long Term Borrowings [Abstract]
Long Term Borrowings

12.Long Term Borrowings

The Senior note is an obligation of Pointer Ridge.  It has a 10 year fixed interest rate of 6.28% and matures on September 5, 2016.

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
FHLB advance due Dec. 2012	$ -	-%	$ 5,000,000	3.358%	$ 5,000,000	3.358%
FHLB advance due Dec. 2012	-	-	5,000,000	3.119	5,000,000	3.119
Senior note	6,284,479	6.280	6,371,947	6.280	6,454,067	6.280
Total	$ 6,284,479		$ 16,371,947		$ 16,454,067

Average for the year
FHLB advance due Nov. 2010	$ -	-%	$ -	-%	$ 4,561,644	3.660%
FHLB advance due Dec. 2012	4,739,726	3.358	5,000,000	3.358	5,000,000	3.358
FHLB advance due Dec. 2012	4,835,616	3.119	5,000,000	3.119	5,000,000	3.119
Senior note, fixed at 6.28%	6,324,792	6.280	6,409,188	6.280	6,489,559	6.280
Total	$ 15,900,134		$ 16,409,188		$ 21,051,203

Principal payments on long term debt obligations are due as follows:

Year	Amount
2012	$ 94,385
2013	100,555
2014	107,130
2015	114,134
2016	5,868,275
Remaining	-
$ 6,284,479

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

13.Related Party Transactions

            The Bank has entered into various transactions with firms in which owners are also members of the Board of Directors.  Fees charged for these services are at similar rates charged by unrelated parties for similar work.  Amounts paid to these related parties totaled $188,250, $369 and $21,566, during the years ended December 31, 2011, 2010 and 2009, respectively.

            Effective November 1, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge for the book value of $205,000.  This purchase increased Bancshares’ membership interest from 50.0% to 62.5%.  Frank Lucente, a director of Bancshares and the Bank, is the President and 52.0% stockholder of Lucente Enterprises, Inc.  Lucente Enterprises, Inc. is the manager and majority member of Chesapeake Custom Homes, L.L.C.  Lucente Enterprises has retained its 12.5% membership interest in Pointer Ridge.  In 2011, 2010 and 2009, the Bank paid Pointer Ridge $558,558, $542,290 and $526,494 in lease payments, respectively.

The directors, executive officers and their affiliated companies maintained deposits with the Bank of $5,955,165, $8,721,286, and $8,798,695 at December 31, 2011, 2010 and 2009, respectively.

The schedule below summarizes changes in amounts of loans outstanding to directors and executive officers or their affiliated companies:

December 31,	2011	2010	2009

Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115

In addition to the outstanding balances, the directors and executive officers or affiliated companies have $292,074 in unused commitments as of December 31, 2011.  In the opinion of management, these transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

4.       INCOME TAXES

The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  We allocate tax expense and tax benefits to Old Line Bank and Old Line Bancshares based on their proportional share of taxable income.

During the fourth quarter of 2012, we anticipate that we will reverse the $545,939 valuation allowance for deferred tax asset that we recorded at the acquisition of Maryland Bankcorp due to uncertainties about the status of the tax return filings and related accounting for income taxes at the April 1, 2011 combination.  During the fourth quarter of 2012, we expect to receive acknowledgement from the Internal Revenue Service of the final amended tax returns filed for Maryland Bankcorp during the third quarter of 2012.  The completion of the tax returns and our profitability in 2012 provides sufficient evidence to support the use of the remaining net operating loss.

14.Income Taxes

The components of income tax expense are as follows:

December 31,	2011	2010	2009

Current
Federal	$ 1,797,275	$ 824,005	$ 1,024,750
State	641,007	197,239	259,538
	2,438,282	1,021,244	1,284,288
Deferred	(511,658)	(24,494)	(228,766)
	$ 1,926,624	$ 996,750	$ 1,055,522

The components of deferred income taxes are as follows:

December 31,	2011	2010	2009

Provision for loan losses	$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest	(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned	190,619	(20,670)	-
Director stock options	(15,247)	(5,648)	(8,298)
Deferred compensation plans	4,450	(86,832)	(52,760)
Deferred loan origination costs, net	97,363	17,571	(114,426)
Depreciation	421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities	(818,015)	-	-
Net operating loss carryover	255,117	-	-
Accretion of fair value adjustments for acquired assets and liabilities	869,554	-	-
Investment impairment loss	(48,320)	-	-
Non-compete and consulting agreements	54,237	-	-
Core deposit intangible amortization	(230,368)	-	-
Defined benefit plan	(65,041)	-	-
Other	(1,400)	-	-
Reduction of valuation allowance	(500,000)	-	-
	$ (511,658)	$ (24,494)	$ (228,766)

We initially recorded a valuation allowance of $1.2 million for the deferred tax asset with the acquisition of Maryland Bankcorp because of our uncertainty about our ability to utilize its net operating loss (NOL) carryover and built in losses, and because of uncertainty about the status of the tax return filings and related accounting for income taxes at the April 1, combination date.  We applied $154,000 of the allowance to tax liabilities associated with the defined benefit plan.  Based on our year end evaluation of the up to date tax returns, the related accounting for income taxes, and our ability to utilize the net operating losses (NOL) and built in losses acquired with Maryland Bankcorp, we further reduced the valuation allowance by $500,000 with a credit to income tax expense.

Maryland Bankcorp had NOL carryovers of $3.54 million at the time of our business combination.  We succeed to these carryovers and may take limited annual deductions allowed by the Internal Revenue Code.  We may deduct up to $645,278 for 2011 and $856,459 per year thereafter until we have fully used the NOL.  The amount we may deduct in any year will be reduced if we recognize a built in loss in such year or if our taxable income is lower than the statutory NOL deduction.  If the NOL is not used by the limited annual deductions, $2.336 million will expire in 2030 and $1.18 million will expire in 2031.

          The components of net deferred tax assets and liabilities are as follows:

December 31,	2011	2010	2009

Deferred tax assets
Allowance for loan losses	$ 948,828	$ 823,454	$ 933,688
Non-accrual interest	664,164	78,120	27,697
Impairment losses and expenses on other real estate owned	1,916,766	20,670	-
Director stock options	45,811	26,087	20,439
Deferred compensation plans	1,632,293	265,484	178,652
Net operating loss carryover	1,142,158	-	-
Fair value adjustments for acquired assets and liabilities	6,107,727	-	-
Investment impairment loss	48,320	-	-
Non-compete agreements	103,543	-	-
	$ 12,609,610	1,213,815	1,160,476

Deferred tax liabilities
Deferred loan origination costs	407,813	310,450	292,879
Depreciation	1,346,627	460,012	448,738
Core deposit intangible	1,743,032	-	-
Defined benefit plan	406,501	-	-
Net unrealized gain on securities available for sale	915,669	177,802	240,285
	4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance	7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	-	-
Net deferred tax asset	$ 7,244,029	$ 265,551	$ 178,574

The following table reconciles the differences between the federal income tax rate of 34 percent and our effective tax rate:

December 31,	2011	2010	2009

Statutory federal income tax rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from
State income taxes, net of federal income tax benefit	5.1	5.7	4.0
Bank owned life insurance	(2.9)	(3.9)	(3.5)
Other tax exempt income	(4.4)	(3.1)	(1.8)
Stock based compensation awards	0.4	1.3	1.1
Other non-deductible expenses	1.0	6.1	0.3
Reduction of valuation allowance for deferred tax asset	(7.0)
Net income attributable to the non-controlling interest	0.7	1.0	(0.9)
Effective tax rate	26.9%	41.1%	33.2%

Retirement And Employee Stock Ownership Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Retirement And Employee Stock Ownership Plans

8.RETIREMENT AND EMPLOYEE STOCK OWNERSHIP PLANS

Eligible employees, including those who joined us as part of the MB&T acquisition, participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation. Our contributions to the plan included in salaries and benefits expense, for the three months ended September 30, 2012 and 2011 were $78,820 and $84,060, respectively. The Bank’s contributions to the plan for the nine months ended September 30, 2012 and 2011 were $226,237 and $218,991, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits. MB&T also offered SERPs to selected officers and we have assumed that liability at acquisition and all subsequent expenses.  We accrue the present value of the SERPs over the remaining number of years to the executives’ retirement dates.  Old Line Bank’s expenses for the SERPs for the nine month periods ended September 30, 2012 and 2011 were $349,636 and $131,345, respectively. The SERP expense for the three month periods ended September 30, 2012 and 2011 were $116,545 and $38,605, respectively.  The SERPs are non-qualified defined benefit pension plans that we have not funded.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At September 30, 2012, the KSOP owned 184,360 shares of Bancshares’ stock, had $19,000 invested in Old Line Bank Certificates of Deposit, and $312,978 in Old Line Bank accounts.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date. We notified all plan participants that we have terminated this plan effective August 1, 2011.  As of December 31, 2011, expected future benefit payments to be paid in 2012 were $2.1 million. The plan assets at September 30, 2012 consisted of $5,754 in cash deposited in a demand deposit account and $2,316,313 cash deposited in an interest bearing money market account.  During the nine month period ended September 30, 2012, we distributed $496,859 to participants who elected a lump sum payment in settlement of their liability.  At September 30, 2012, the value of the expected future benefits (liability) was $2,116,489.  As outlined in the subsequent events section of the Summary of Significant Accounting Policies footnote, on October 1, 2012, we purchased an annuity contract to transfer the remaining $2,116,489 liability, effective November 1, 2012.  We did recognize a $100,000 net periodic pension expense during the three months and nine months ended September 30, 2012.  We expect to recognize an approximately $930,000 periodic pension expense to eliminate the prepaid pension asset on our balance sheet and reverse a deferred tax liability with a credit to income tax expense in the amount of $406,000 during the fourth quarter of 2012.  We plan to transfer any remaining pension plan assets to the employee 401(k) plan once we have recorded all remaining expenses associated with audits, actuarial and consulting fees to the plan.  We anticipate that we will complete termination of the plan by December 31, 2012.

15.Retirement and Employee Stock Ownership Plans

Eligible employees participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation.  Our contributions to the plan, included in employee benefit expenses, were $302,615, $158,523 and $132,284 for 2011, 2010, and 2009, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits.  We accrue the present value of the SERPs over the remaining number of years to the executives’ expected retirement dates. The Bank’s expenses for the SERPs were ($11,282), $221,814 and $133,758 in 2011, 2010, and 2009, respectively.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At December 31, 2011, the employee stock ownership plan owned 181,508 shares of Bancshares’ stock, had $10,000 invested in Old Line Bank Certificates of Deposit, and  $4,675 in an Old Line Bank money market account.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan (MB&T Pension Plan) that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date.  We have notified all plan participants that we have terminated this plan effective August 1, 2011.  We have liquidated the securities the plan held, deposited the proceeds into interest bearing certificates of deposit and a money market account and expect to distribute the remaining balances prior to December 31, 2012.  As of December 31, 2011, expected future benefit payments to be paid in 2012 are $2,052,353.  We are unable to predict any income or loss that may occur as a result of the termination.  At this time we do not expect to incur any significant expenses with the termination of this plan.

The MB&T Pension Plan covered substantially all employees of MB&T who had completed one year of service and reached twenty-one years of age.  Employees with five or more years of vested service were entitled to annual pension benefits beginning at normal retirement age of sixty five equal to the sum of 0.75% of final average earnings plus 0.60% of final average earnings in excess of covered compensation, multiplied by credited service not greater than thirty years.  The MB&T Pension Plan permitted early retirement at age 55 or over with the completion of five years of vesting service.  The annual early retirement benefit is the deferred vested benefit, reduced by one half of one percent for each month the actual retirement date precedes the normal retirement date.  The normal form of pension benefit was a benefit payable during the lifetime of the retired participant and surviving spouse beneficiary.

Net period pension cost (income) for the Pension Plan is as follows:

Years Ended December 31,	2011	2010	2009
Interest cost	$ 164,889	$ -	$ -
Settlement cost	27,023	-	-
Net periodic pension cost	$ 191,912	$ -	$ -

The following table outlines the financial status of the Pension Plan since the acquisition date and year end:

Change in Benefit Obligations	December 31, 2011	Acquisition April 1, 2011
Projected benefit obligation at beginning of year	$ 3,757,870	$ 3,740,701
Service Cost	-	-
Interest Cost	164,889	54,963
Actual return	-	-
Actuarial (gain) loss	1,734	-
Benefits paid	(2,046,815)	(37,794)
Projected benefit obligation at end of year	1,877,678	3,757,870
Change in Plan Assets
Fair value of plan assets at beginning of year	5,002,673	5,056,343
Actual return on plan assets	(47,629)	(15,876)
Employer contribution	-	-
Benefits paid	(2,046,815)	(37,794)
Fair value of plan assets at end of year	2,908,229	5,002,673
Funded status at end of year	$ 1,030,551	$ 1,244,803

Amounts recognized in balance sheet
Non-current assets	$ 1,030,551	$ 1,244,803
Current liabilities	-	-
Non-current liabilities	-	-
	$ 1,030,551	$ 1,244,803

Amounts recognized in accumulated other comprehensive income
Net (gain) loss	$ 49,363	$ 730,215
Acquisition effect	-	(730,215)
Settlement effect	(27,023)	-
Prior service cost (credit)	-	-
Total	$ 22,340	$ -

The weighted average assumptions used to determine net periodic pension costs and the accumulated benefits are as follows:

	December 31, 2011	April 1, 2011
Discount rate	5.50%	6.00%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%

Capital Standards	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Capital Standards

16.Capital Standards

            The Federal Deposit Insurance Corporation and the Federal Reserve Board have adopted risk based capital standards for banking organizations.  These standards require ratios of capital to assets for minimum capital adequacy and to be classified as well capitalized under prompt corrective action provisions.  As of December 31, 2011, 2010 and 2009, the capital ratios and minimum capital requirements are as follows:

			Minimum capital		To be well
	Actual		adequacy		capitalized
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in 000's)
Total capital (to risk weighted assets)
Consolidated	$ 64,339	11.3%	$ 45,715	8.0%	$ 57,143	10.0%
Old Line Bank	$ 63,467	11.1%	$ 45,651	8.0%	$ 57,064	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 60,597	10.6%	$ 22,857	4.0%	$ 34,286	6.0%
Old Line Bank	$ 59,726	10.5%	$ 22,825	4.0%	$ 34,238	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 60,597	7.8%	$ 31,155	4.0%	$ 38,943	5.0%
Old Line Bank	$ 59,726	7.7%	$ 31,155	4.0%	$ 38,943	5.0%

December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 39,249	12.4%	$ 25,362	8.0%	$ 31,703	10.0%
Old Line Bank	$ 37,960	12.0%	$ 25,232	8.0%	$ 31,540	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 36,781	11.6%	$ 12,681	4.0%	$ 19,022	6.0%
Old Line Bank	$ 35,492	11.3%	$ 12,616	4.0%	$ 18,924	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 36,781	9.2%	$ 16,057	4.0%	$ 20,071	5.0%
Old Line Bank	$ 35,492	8.9%	$ 15,991	4.0%	$ 19,989	5.0%

December 31, 2009	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 38,053	13.7%	$ 22,239	8.0%	$ 27,799	10.0%
Old Line Bank	$ 36,444	12.8%	$ 22,700	8.0%	$ 28,385	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 35,571	12.8%	$ 11,120	4.0%	$ 16,679	6.0%
Old Line Bank	$ 33,962	12.0%	$ 11,354	4.0%	$ 17,031	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 35,571	10.0%	$ 14,228	4.0%	$ 17,785	5.0%
Old Line Bank	$ 33,962	9.6%	$ 14,181	4.0%	$ 17,727	5.0%

Tier 1 capital consists of common and preferred stock, additional paid-in capital and retained earnings.  Total capital includes a limited amount of the allowance for loan losses.  In calculating risk weighted assets, specified risk percentages are applied to each category of asset and off balance sheet items.

Failure to meet the capital requirement could affect our ability to pay dividends and accept deposits and may significantly affect our operations.

            In the most recent regulatory report, we were categorized as well capitalized under the prompt corrective action regulations.  Management knows of no events or conditions that should change this classification.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

17.        Commitments and Contingencies

As of December 31, 2011, we leased 14 branch locations and 5 loan production offices from non-related parties under lease agreements expiring through 2040.  We lease our corporate headquarters and one branch location from Pointer Ridge.  Each of the leases provides extension options.

The approximate future minimum lease commitments under the operating leases as of December 31, 2011, are presented below.  We have eliminated 62.5% of lease commitments to Pointer Ridge in consolidation.

Year	Amount

2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
$ 16,738,302

            Rent expense was $1,172,843, $521,637 and $475,113 for the years ended December 31, 2011, 2010, and 2009, respectively.

On August 25, 2006, Pointer Ridge entered into a loan agreement with an unrelated bank, in an original principal amount of $6.6 million to finance the commercial office building located at 1525 Pointer Ridge Place, Bowie, Maryland.  We lease approximately half of this building for our main office and operate a branch from this address.  Pursuant to the terms of a guaranty between the bank and Bancshares dated August 25, 2006, Bancshares has guaranteed up to 62.5% of the loan amount plus costs incurred by the lender resulting from any acts, omissions or alleged acts or omissions.

            In the normal course of business, the Bank is involved in various legal proceedings.  In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the Bank's financial statements.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

9.FAIR VALUE MEASUREMENTS

On January 1, 2008, we adopted FASB ASC Topic 820 Fair Value Measurements and Disclosures which defines fair value as the price that participants would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

We value investment securities classified as available for sale at fair value.

The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale and Sallie Mae (SLMA) equity securities (included in equity securities) at fair value on a recurring basis.  We value treasury securities and SLMA equity securities under Level 1, and collateralized mortgage obligations, agency securities, government sponsored entity securities, and some agency securities under Level 2.  At September 30, 2012 and December 31, 2011, we established values for available for sale investment securities as follows (000’s);

	September 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,253	$24,450
Level 2 inputs	179,111	137,335
Level 3 inputs	-	-
Investment securities available for sale	$180,364	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We also measure certain non-financial assets such as other real estate owned and repossessed or foreclosed property at fair value on a non-recurring basis. Generally, we estimate the fair value of these items using Level 2 inputs based on observable market data or Level 3 inputs based on discounting criteria.

As of September 30, 2012 and December 31, 2011, we estimated the fair value of foreclosed assets using Level 2 inputs to be $3,231,449 and $4,004,609, respectively.  We determined these Level 2 inputs based on appraisal evaluations, offers to purchase and/or appraisals that we obtained from an outside third party during the preceding twelve months.  As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by Old Line Bank (legacy) and other real estate acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

The following outlines the transactions in other real estate owned:

Other Real Estate Owned

Nine months ended September 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(699,002)	(699,606)
Total end of period	$1,651,228	$1,580,221	$3,231,449

We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Investment Securities-We base the fair values of investment securities upon quoted market prices or dealer quotes.

Loans-We estimate the fair value of loans by discounting future cash flows using current rates for which we would make similar loans to borrowers with similar credit histories.  We then adjust this calculated amount for any credit impairment.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  We estimate the fair value of fixed maturity certificates of deposit using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan Commitments, Standby and Commercial Letters of Credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and we have not included these in the following table.

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,249,246	$1,252,500	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	179,114,286	179,111,032	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,147,401	577,722,605	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$545,730,571	$546,344,318	$520,629,456	$522,248,781
Short term borrowings	44,544,608	44,608,198	38,672,657	38,967,244
Long term borrowings	6,216,463	6,424,952	6,284,479	6,452,391

Under ASC Topic 825, entities may choose to measure eligible financial instruments at fair value at specified election dates.  The fair value measurement option (i) may be applied instrument by instrument, with certain exceptions (ii) is generally irrevocable and (iii) is applied only to entire instruments and not to portions of instruments.  We must report in earnings unrealized gains and losses on items for which we have elected the fair value measurement option at each subsequent reporting date.  We measure certain financial assets and financial liabilities at fair value on a non-recurring basis.  These assets and liabilities are subject to fair value adjustments in certain circumstances such as when there is evidence of impairment.  We did not have any financial assets or liabilities measured at fair value on a non-recurring basis during the nine months ended September 30, 2012 or year ended December 31, 2011.

18.Fair Value Measures

FASB ASC Topic 820 Fair Value Measurements and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.  The Bank values investment securities classified as available for sale at fair value.  The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale at fair value on a recurring basis.  We value treasury securities, municipalities, government sponsored entity securities, and some agency securities under Level 1, and collateralized mortgage obligations and some agency securities under Level 2.  At December 31, 2011, we established values for available for sale investment securities as follows (000’s);

December 31,	2011	2010	2009
Level 1 inputs	$ 24,450	$ 2,111	$ 4,708
Level 2 inputs	137,335	30,939	23,305
Level 3 inputs	-	-	-
Investment securities available for sale	$ 161,785	$ 33,050	$ 28,013

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We value other real estate owned at fair value on a non-recurring basis.  We measure other real estate owned at fair value less cost to sell.  As of December 31, 2011, the fair value of foreclosed assets was estimated to be $4,004,609.  We determined fair value based on offers to purchase and/or appraisals.  We based the cost to sell real estate on standard market factors.  We categorize foreclosed real estate as Level 3.    As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by the Bank (legacy) and other real estate owned acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

The following outlines the transactions in other real estate owned for the year ended December 31, 2011.

Other Real Estate Owned
	Legacy	Acquired	Total
Beginning balance	$ 1,153,039	$ -	$ 1,153,039
Beginning acquired	-	1,834,451	1,834,451
Transferred in	825,290	289,000	1,114,290
Investment in improvements	-	88,965	88,965
Write down in value	(100,000)	-	(100,000)
Sales	(6,497)	(79,639)	(86,136)
Total end of period	$ 1,871,832	$ 2,132,777	$ 4,004,609

            We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring or non-recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Time deposits-The fair value of time deposits in other banks is an estimate determined by discounting future cash flows using current rates offered for deposits of similar remaining maturities.

Investment securities-The fair values of investment securities are based upon quoted market prices or dealer quotes.

Loans-The fair value of fixed rate loans is an estimate determined by discounting future cash flows using current rates for which the Bank would make similar loans to borrowers with similar credit histories. The book value of variable rate loans equals the fair value.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  The fair value of fixed maturity certificates of deposit is an estimate using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan commitments, Standby and Commercial letters of credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and is not included in the following table.

	Carrying amount	Fair value
December 31, 2011
Financial assets
Time deposits	$ -	$ -
Investment securities	161,784,835	161,784,835
Loans	539,297,666	547,218,763

Financial liabilities
Interest bearing deposits	520,629,456	522,248,781
Short term borrowings	38,672,657	38,967,244
Long term borrowings	6,284,479	6,452,391
December 31, 2010
Financial assets
Time deposits	$ 297,000	$ 297,482
Investment securities	54,786,264	55,015,376
Loans	299,606,430	301,862,245

Financial liabilities
Interest bearing deposits	$ 273,032,442	$ 274,003,958
Short term borrowings	5,669,332	5,669,332
Long term borrowings	16,371,947	10,618,094
December 31, 2009
Financial assets
Time deposits	$ 15,031,102	$ 15,491,899
Investment securities	33,819,455	34,089,713
Loans	265,008,669	269,907,318

Financial liabilities
Interest bearing deposits	$ 245,464,373	$ 247,456,675
Short term borrowings	16,149,939	16,297,360
Long term borrowings	16,454,067	17,261,757

Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

19.        Other Operating Expenses

Other operating expenses that are significant are as follows:

Years Ended December 31,	2011	2010	2009
Advertising	$ 150,735	$ 61,816	$ 41,787
Audit & exam fees	120,498	84,500	60,500
Branch security costs	110,216	57,940	44,020
Business development	202,878	138,360	116,819
Consulting fees	120,741	-	-
Director fees	244,016	220,533	137,698
Internet banking	267,503	64,033	45,275
Janitorial	156,930	83,425	74,447
Organizational & legal expenses	342,400	79,305	68,491
Other real estate owned expense	293,450	72,153	-
Pointer Ridge other operating	562,223	413,484	405,868
Stationery & supplies	213,136	76,145	64,037
Telephone	464,786	60,683	57,513
Travel & Accommodations	77,767	52,768	41,859
Other	1,811,875	710,655	706,507
Total	$ 5,139,154	$ 2,175,800	$ 1,864,821

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information

20.            Parent Company Financial Information

The balance sheets, statements of income, and statements of cash flows for Bancshares (Parent Company) follow:

Old Line Bancshares, Inc.
Balance Sheets
December 31,	2011	2010	2009
Assets
Cash and due from banks	$ 35,146	$ 12,097	$ 95,232
Loans	-	272,889	275,920
Investment in real estate LLC	761,121	1,008,319	1,152,044
Investment in Old Line Bank	67,167,822	35,765,610	34,331,418
Other assets	107,806	132,952	120,918
	$ 68,071,895	$ 37,191,867	$ 35,975,532

Liabilities and Stockholders' Equity
Accounts payable	$ 31,929	$ 138,109	$ 34,628

Stockholders' equity
Common stock	68,177	38,917	38,624
Additional paid-in capital	53,489,075	29,206,617	29,034,954
Retained earnings	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	2,388,972	272,956	368,880
	68,039,966	37,053,758	35,940,904
	$ 68,071,895	$ 37,191,867	$ 35,975,532

Old Line Bancshares, Inc.
Statements of Income
Years Ended December 31,	2011	2010	2009

Interest and dividend revenue
Dividend from Old Line Bank	$ 821,496	$ 465,844	$ 653,067
Interest on money market and certificates of deposit	4,794	797	612
Interest on loans	5,787	20,867	37,019
Total interest and dividend revenue	832,077	487,508	690,698

Non-interest revenue	(247,198)	(121,416)	145,359

Non-interest expense	460,034	491,938	129,134

Income before income taxes	124,845	(125,846)	706,923
Income tax expense (benefit)	(175,662)	(98,394)	21,243
	300,507	(27,452)	685,680

Undistributed net income of Old Line Bank	5,079,464	1,530,116	1,350,470

Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150

Old Line Bancshares, Inc.
Statements of Cash Flows
Years Ended December 31,	2011	2010	2009

Cash flows from operating activities
Interest and dividends received	$ 833,271	$ 487,521	$ 692,352
Income taxes (refund received)	52,161	-	(8,613)
Reimbursement received (cash paid) for operating expenses	(286,601)	(183,983)	(126,231)
	598,831	303,538	557,508
Cash flows from investing activities
Principal collected on loans made	272,889	3,031	275,832
Investment in Old Line Bank	-	-	7,000,000
Return of principal from (investment in) real estate LLC	-	22,309	-
	272,889	25,340	7,275,832
Cash flows from financing activities
Cash and cash equivalents of acquired company	25,239	-	-
Proceeds from stock options exercised, including tax benefit	40,788	53,829	-
Repurchase of preferred stock & warrants	-	-	(7,225,000)
Proceeds from issuance of common stock	6,332,844	-	-
Acquisition cash consideration	(1,022,162)	-	-
Repayment of acquired bank debt	(5,403,883)	-	-
Cash dividends paid-preferred stock	-	-	(213,888)
Cash dividends paid-common stock	(821,497)	(465,842)	(463,483)
	(848,671)	(412,013)	(7,902,371)
Net increase (decrease) in cash and cash equivalents	23,049	(83,135)	(69,031)
Cash and cash equivalents at beginning of year	12,097	95,232	164,263
Cash and cash equivalents at end of year	$ 35,146	$ 12,097	$ 95,232

Reconciliation of net income to net cash provided by operating activities
Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150
Adjustments to reconcile net income to net cash provided by operating activities
Undistributed net income of Old Line Bank	(5,079,464)	(1,530,116)	(1,350,470)
Stock based compensation awards	132,661	118,127	119,711
(Income) loss from investment in real estate LLC	247,198	121,416	(145,359)
Increase (decrease) in other liabilities	16,820	103,481	9,073
(Increase) decrease in other assets	(98,355)	(12,034)	(111,597)
	$ 598,831	$ 303,538	$ 557,508

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

21.Stockholders’ Equity

Stock Options

We have two stock option plans under which we may issue options, the 2004 and 2010 Equity Incentive Plans.  On December 31, 2011, the 2001 Equity Incentive Plan expired.  Our Compensation Committee administers the stock option plans.  As the plans outline, the Compensation Committee approves stock option grants to directors and employees, determines the number of shares, the type of option, the option price, the term (not to exceed 10 years from the date of issuance) and the vesting period of options issued.  The Compensation Committee has approved and we have granted options vesting immediately as well as over periods of two, three and five years.  We recognize the compensation expense associated with these grants over their respective vesting period.  As of December 31, 2011, there were 249,042 shares remaining available for future issuance under the stock option plans.  The source of shares exercised is authorized but unissued shares.

The intrinsic value of the options that directors and officers exercised for the years ended

December 31, 2011, 2010, and 2009 was $29,259, $55,659 and $0, respectively.

A summary of the status of the outstanding options follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of shares	exercise price	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	310,151	$ 8.60	299,270	$ 8.50	236,620	$ 9.09
Options granted	23,280	7.82	22,581	7.13	62,650	6.30
Options exercised	(8,100)	4.39	(11,700)	3.44	-	-
Options expired	-	-	-	-	-	-
Outstanding, end of year	325,331	$ 8.65	310,151	$ 8.60	299,270	$ 8.50

	Outstanding options			Exercisable options
Exercise price	Number of shares at December 31, 2011	Weighted average remaining term in years	Weighted average exercise price	Number of shares at December 31, 2011	Weighted average exercise price

$4.18 - $5.00	9,900	1.00	$ 4.94	9,900	$ 4.94
$5.01 - $7.64	85,231	7.34	6.52	85,231	6.52
$7.65 - $8.65	60,580	7.24	7.78	49,394	7.77
$8.66 - $10.00	46,620	2.64	9.74	46,620	9.74
$10.01 - $11.31	123,000	4.31	10.43	121,000	10.42
	325,331	5.31	$ 8.65	312,145	$ 8.66

Intrinsic value of vested exercisable options where the market value exceeds the exercise price		$ 182,355
Intrinsic value of outstanding options where the market value exceeds the exercise price		$ 185,487

At December 31, 2011, there was $14,219 of total unrecognized compensation cost related to non-vested stock options that we expect to realize over the next two years.   The following table summarizes the fair values of the options granted and weighted-average assumptions used to calculate the fair values.  We used the Black-Scholes option pricing model.

Years Ended December 31,	2011	2010	2009

Expected dividends	1%	2%	2%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6.50	6.00	6.8 - 10.0
Weighted average fair value of options granted	$ 3.00	$ 1.90	$ 1.57

During the twelve months ended December 31, 2011, we granted 8,786 restricted common stock awards.  Of these, 2,457 vested on December 31, 2011, 2,110 will vest on January 27, 2012, 2,110 will vest on January 28, 2013 and 2,109 will vest on January 27, 2014.  During the twelve months ended December 31, 2010, we granted 17,641 restricted common stock awards.  Of these, 3,600 vested on December 31, 2010, 4,680 vested on January 31, 2011, 4,681 will vest on January 28, 2012 and 4,680 will vest on January 28, 2013.  At December 31, 2011, there was $66,365 of total unrecognized compensation cost related to non-vested restricted stock awards that we expect to realize over the next two years.  We did not grant any restricted common stock awards during the twelve months ended December 31, 2009.  A summary of the restricted stock awards during the year follows:

	December 31,		December 31,
	2011		2010
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date fair value		grant date fair value
		fair value		fair value
Nonvested, beginning of period	17,641	$ 7.13	-	$ -
Restricted stock granted	8,786	7.82	17,641	7.13
Restricted stock vested	(10,736)	7.29	-	-
Restricted stock forfeited	-	-	-	-
Nonvested, end of period	15,691	$ 7.41	17,641	$ 7.13

Total fair value of shares vested	$ 78,243	-	-	-

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$ 127,097		$ 142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$ 86,962		$ -

Preferred stock

            On December 5, 2008, Bancshares issued 7,000 shares of Fixed Rate Cumulative Preferred Stock, Series A, $1 par value (“Series A Preferred Stock”) with a liquidation preference per share equal to $1,000 and a ten year warrant to purchase up to 141,892 shares of Bancshares’ common stock, $0.01 par value per share, at an exercise price of $7.40 per share, for a total purchase price of $7 million in cash as part of the Troubled Asset Relief Program-Capital Purchase Program of the U.S. Treasury (“Treasury”).  Bancshares allocated the cash proceeds between the Series A Preferred Stock and the warrant to purchase common stock based on the relative estimated fair values at the date of issuance.

In July of 2009, we repurchased from the Treasury the 7,000 shares of preferred stock that we issued to them.  We paid Treasury $7,058,333 to repurchase the preferred stock which reflects the liquidation value of the preferred stock and $58,333 of accrued but unpaid dividends.  In August 2009, we also repurchased at a fair market value of $225,000 the warrant to purchase 141,892 shares of our common stock.

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

22.Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations

Three months ended

(Dollars in thousands except per share data)

2011	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 9,062	$ 9,737	$ 8,874	$ 4,648
Interest expense	1,362	1,393	1,403	1,061
Net interest income	7,700	8,344	7,471	3,587
Provision for loan losses	800	800	50	150
Net income available to common stockholders	1,967	1,707	1,183	523
Basic earnings per common share	0.29	0.25	0.17	0.12
Diluted earnings per common share	0.29	0.25	0.17	0.12

2010	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,786	$ 4,759	$ 4,574	$ 4,390
Interest expense	1,179	1,234	1,281	1,248
Net interest income	3,607	3,525	3,293	3,142
Provision for loan losses	642	200	170	70
Net income available to common stockholders	195	313	530	465
Basic earnings per common share	0.05	0.08	0.14	0.12
Diluted earnings per common share	0.05	0.08	0.13	0.12

2009	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,374	$ 4,392	$ 4,227	$ 4,102
Interest expense	1,308	1,406	1,416	1,450
Net interest income	3,066	2,986	2,811	2,652
Provision for loan losses	140	210	250	300
Net income available to common stockholders	466	227	447	410
Basic earnings per common share	0.12	0.06	0.12	0.11
Diluted earnings per common share	0.12	0.06	0.12	0.11

Stock Based Compensation	9 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

7.         STOCK BASED COMPENSATION

We account for stock options and restricted stock awards under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  We recognize compensation expense related to stock based compensation awards in our income statements over the period during which we require an individual to provide service in exchange for such award.  For the nine months ended September 30, 2012 and 2011, we recorded stock-based compensation expense of $135,381 and $106,118, respectively. For the three months ended September 30, 2012 and 2011, we recorded stock-based compensation expense of $49,521 and $31,302, respectively.

We only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the nine months ended September 30, 2012, we recognized a $15,097 of tax benefits associated with the portion of the expense that was related to the issuance of non-qualified options.  There were no non-qualified options included in the expense calculation for the three months ended September 30, 2012 and the three and nine months ended September 30, 2011.

We have two equity incentive plans under which we may issue stock options and restricted stock, the 2010 Equity Incentive Plan, approved at the 2010 Annual Meeting of stockholders and the 2004 Equity Incentive Plan.  Our Compensation Committee administers the equity incentive plans.  As the plans outline, the Compensation Committee approves stock option and restricted stock grants to directors and employees, determines the number of shares, the type of award, the option or share price, the term (not to exceed 10 years from the date of issuance), the restrictions, and the vesting period of options and restricted stock issued.  The Compensation Committee has approved and we have granted options vesting immediately as well as over periods of two, three and five years and restricted stock awards that vest over periods of twelve months to three years.  We recognize the compensation expense associated with these grants over their respective vesting periods.  At September 30, 2012, there was $188,917 of total unrecognized compensation cost related to non-vested stock options and restricted stock awards that we expect to realize over the next 2.25 years.  As of September 30, 2012, there were 145,917 shares remaining available for future issuance under the equity incentive plans.  Directors and officers exercised options to purchase 2,900 shares of common stock during the nine month period ended September 30, 2012 and did not exercise any options during the nine month period ended September 30, 2011.

A summary of the stock option activity during the nine month periods follows:

	September 30,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	94,627	8.47	23,280	7.82
Options exercised	(2,900)	6.40	-	-
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	415,058	$8.62	333,431	$8.54

Information related to options as of September 30, 2012 follows:

	Outstanding options			Exercisable options
Exercise price	Number of shares at September 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at September 30, 2012	Weighted average exercise price
$4.94-$7.64	93,231	5.98	$6.37	93,231	$6.36
$7.65-$8.65	137,207	8.04	7.90	53,986	7.77
$8.66-$10.00	46,620	1.89	9.74	46,620	9.74
$10.01-$11.31	138,000	4.25	10.49	123,000	10.43
	415,058	5.63	$8.62	316,837	$8.68
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$990,504
Intrinsic value of exercisable options where the market value exceeds the exercise price		$738,102

During the nine months ended September 30, 2012 and 2011, we granted 10,947 and 8,786 restricted common stock awards, respectively.  During the period ended September 30, 2012, there were 189 restricted shares that had previously vested and 520 non-vested restricted shares that were forfeited.  The following table provides a summary of the restricted stock awards during the nine month periods and their vesting schedule.

	September 30,		September 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		$59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$212,823		$180,497
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$74,736		$56,546

The following table outlines the vesting schedule of the unvested restricted stock awards.

Vesting Schedule

of

Unvested Restricted Stock Awards

September 30, 2012

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330

Accounting Standards Updates	9 Months Ended
Sep. 30, 2012
Accounting Standards Updates [Abstract]
Accounting Standards Updates

10.ACCOUNTING STANDARDS UPDATES

ASU No. 2011-02 “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” amends FASB ASC 310-40 “Troubled Debt Restructurings by Creditors”.  The amendments specify that in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.  The amendments clarify the guidance on these points and give examples of both conditions.  This update became effective for interim or annual reporting periods beginning on or after June 15, 2011.  We have included the required disclosures in Note 5.

ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements amends FASB ASC 860-10, “Transfers and Servicing-Overall”.  The amendments remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  This update became effective for interim and annual reporting periods beginning on or after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” amends FASB ASC 820 “Fair Value Measurement”.  The amendments will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”).  Among the many areas affected by this update are the concept of highest and best use, the fair value of an instrument included in stockholder’s equity and disclosures about fair value measurement, particularly disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy.  This update became effective for the interim and annual reporting periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-05 “Presentation of Comprehensive Income” amends FASB ASC 220 “Comprehensive Income”.  The amendments in this update eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity will be required to present the face of financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income.  This update becomes effective for interim and annual reporting periods beginning after December 15, 2011.  Included in our consolidated financial statements is a separate statement that outlines the components of comprehensive income.

ASU No. 2011-08 “Intangibles-Goodwill and Other Testing Goodwill for Impairment” amends Topic 350 “Intangibles-Goodwill and Other” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test by calculating the fair value of the reporting unit comparing the fair value with the carrying amount of the reporting unit.  This amendment is effective for annual and interim impairment tests beginning after December 15, 2011 and did not have a material impact on our consolidated financial statements or results of operations.

ASU 2011-11 “Balance Sheet-Disclosures about Offering Assets and Liabilities” amends Topic 210 “Balance Sheet” to require an entity to disclose both gross and net information about financial instruments such as sales and repurchase agreements and reverse sale and repurchase agreement and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement.  ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and we do not expect that it will have a material impact on our consolidated financial statements or results of operations.

ASU 2011-12 “Comprehensive Income-Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the

FASB time to re-deliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of the reclassification out of accumulated other comprehensive income.  ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12.  ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU 2012-2 “Testing Indefinite-Lived Intangible Assets for Improvement” amends Topic 350 “Intangible-Goodwill and Other” provides an entity the option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. ASU 2012-2 is effective for annual and interim periods beginning after July 27, 2012 and it did not have a material impact on our consolidated financial statements or results of operations.

Summary Of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation And Consolidation

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Old Line Bancshares and its wholly owned subsidiary, Old Line Bank, and its majority owned subsidiary Pointer Ridge Office Investments, LLC (Pointer Ridge), a real estate investment company.  We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheet.  We report the income of Pointer Ridge attributable to Old Line Bancshares on the consolidated statement of income.

The foregoing consolidated financial statements for the periods ended September 30, 2011 and 2012 are unaudited; however, in the opinion of management we have included all adjustments (comprising only normal recurring accruals) necessary for a fair presentation of the results of the interim period.  We derived the balances as of December 31, 2011 from audited financial statements.  These statements should be read in conjunction with Old Line Bancshares’ financial statements and accompanying notes included in Old Line Bancshares’ Form 10-K for the year ended December 31, 2011.  We have made no significant changes to Old Line Bancshares’ accounting policies as disclosed in the Form 10-K.

The accounting and reporting policies of Old Line Bancshares conform to accounting principles generally accepted in the United States of America.

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Bancshares, its wholly owned subsidiary, Old Line Bank, and its majority owned membership interest in Pointer Ridge. We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheets.  We report the income of Pointer Ridge attributable to Bancshares from the date of our acquisition of majority interest on the consolidated statements of income.

Use of estimates

Use of estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions may affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.  A material estimate that is particularly susceptible to significant change in the near term relates to the determination of the allowance for loan losses.

Cash and cash equivalents

Cash and cash equivalents-For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold.  Generally, we purchase and sell federal funds for one day periods.

Time deposits in other banks		Time deposits in other banks-We record time deposits in other banks at cost. All time deposits in other banks mature within one year.
Investment securities

Investment securities-As we purchase securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.

Stock based compensation awards

Stock based compensation awards-We account for individual stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  For the years ended December 31, 2011, 2010 and 2009, we recorded stock based compensation expense of $132,661, $118,127 and $119,711, respectively.

We may only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the years ended December 31, 2010 and 2009 we recognized a tax benefit associated with the portion of the expense that was related to the issuance of non-qualified options of $10,124 and $8,298, respectively.  There were no non-qualified options included in the expense calculation for the year ended December 31, 2011.

Premises and equipment

Premises and equipment-We record premises and equipment at cost less accumulated depreciation.  Generally we compute depreciation using the straight line method over the estimated useful life of the assets.

Other real estate owned

Other real estate owned-We record real estate acquired through foreclosure at the lower of cost or fair market value on the date acquired.  We charge losses incurred at the time of acquisition of the property to the allowance for loan losses.  We include subsequent reductions in the estimated value of the property in non-interest expense.

Advertising		Advertising-We expense advertising costs over the life of ad campaigns. We expense general purpose advertising as we incur it.
Loans and allowance for loan losses

Loans and allowance for loan losses-We report loans at face value plus deferred origination costs, less deferred origination fees and the allowance for loan losses.  We accrue interest on loans based on the principal amounts outstanding.  We amortize origination fees and costs to income over the terms of the loans using an approximate interest method.

We discontinue the accrual of interest when any portion of the principal or interest is ninety days past due and collateral is insufficient to discharge the debt in full.  Based on current information, we consider loans impaired when management determines that it is unlikely that the borrower will make principal and interest payments according to contractual terms.   Generally, we do not review loans for impairment until we have discontinued the accrual of interest.  We consider several factors in determining impairment including payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Generally, we do not classify loans that experience insignificant payment delays and payment shortfalls as impaired.  Management determines the significance of payment delays and payment shortfalls on a case by case basis.  We consider all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  We measure impairment on a loan by loan basis for commercial and real estate loans by determining either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.  If it is doubtful that we will collect principal, we apply all payments to principal.

We collectively evaluate large groups of smaller balance homogeneous loans for impairment. Accordingly, we do not separately identify individual consumer and residential loans for impairment unless such loans are the subject of a restructuring agreement or the borrower has filed bankruptcy.

The allowance for loan losses represents an amount which, in management's judgment, will be adequate to absorb probable losses on existing loans and other extensions of credit that may become uncollectible.  Management bases its judgment in determining the adequacy of the allowance on evaluations of the collectibility of loans.  Management takes into consideration such factors as changes in the nature and volume of the loan portfolio, current economic conditions that may affect the borrowers' ability to pay, overall portfolio quality, and review of specific problem areas.  If the current economy or real estate market continues to suffer a severe downturn, we may need to increase the estimate for uncollectible accounts.  We charge off loans which we deem uncollectible and deduct them from the allowance.  We add recoveries on loans previously charged off to the allowance.

Income taxes

Income taxes-The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  If needed, we use a valuation allowance to reduce the deferred tax assets to the amount we expect to realize.  We allocate tax expense and tax benefits to Bancshares and its subsidiaries based on their proportional share of taxable income.

Earnings per share

Earnings per share-We determine basic earnings per common share by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding giving retroactive effect to stock dividends.

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options and warrants, calculated using the treasury stock method.

December 31,	2011	2010	2009

Weighted average number of shares	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	30,841	23,517	7,102

Comprehensive income

Comprehensive income-Comprehensive income includes net income attributable to Bancshares and the unrealized gain (loss) on investment securities available for sale net of related income taxes and unrealized gain (loss) on the pension plan.

Acquisition of Maryland Bankcorp, Inc.

Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Old Line Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Old Line Bancshares’ common stock. We paid cash for any fractional shares of Old Line Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date.

Core Deposit Intangible

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years.  During the three months ended September 30, 2012 and 2011, the core deposit intangible amortization was $177,582 and $194,674, respectively. During the nine months ended September 30, 2012 and 2011, the core deposit intangible amortization was $549,839 and $389,349, respectively.

Goodwill

Goodwill

During the second quarter of 2011, we recorded goodwill of $116,723 associated with the acquisition of Maryland Bankcorp.  This amount represented the difference between the estimated fair value of tangible and intangible assets acquired and liabilities assumed at acquisition date.  During the third quarter of 2011, the goodwill increased $25,000 as a result of additional liabilities that we identified during the period.  During the fourth quarter of 2011, we received a valuation of the pension plan asset at acquisition date and at December 31, 2011.  As a result of this valuation, in the fourth quarter of 2011, we recorded a $492,067 increase to goodwill to reflect the costs incurred by the pension plan as of the acquisition date.

During the third quarter of 2012, we evaluated goodwill for impairment as required by the accounting guidance and there was no impairment.

Reclassifications	Reclassifications-We have made certain reclassifications to the 2011 financial presentation to conform to the 2012 presentation.	Reclassifications-We have made certain reclassifications to the 2010 and 2009 financial presentation to conform to the 2011 presentation.
Subsequent Events

Subsequent Events-We evaluated subsequent events after September 30, 2012, through October 31, 2012, the date this report was available to be issued.  No significant subsequent events were identified which would affect the presentation of the financial statements.

As outlined in Footnote 8-Retirement and Employee Stock Ownership Plans, we anticipate that we will complete the termination of the MB& T pension plan by December 31, 2012.  On October 1, 2012, we purchased an annuity contract to transfer the remaining $2,116,489 pension liability, effective November 1, 2012.  We expect to recognize an approximately $930,000 periodic pension expense to eliminate the prepaid pension asset on our balance sheet and reverse a deferred tax liability with a credit to income tax expense in the amount of $406,000 during the fourth quarter of 2012.  We plan to transfer any remaining pension plan assets to the employee 401(k) plan once we have recorded all remaining expenses associated with audits, actuarial and consulting fees to the plan.

As outlined in Footnote 4-Income Taxes, we also anticipate that we will reverse the $545,939 valuation allowance for deferred tax asset that we recorded at the acquisition of Maryland Bankcorp due to uncertainties about the status of the tax return filings and related accounting for income taxes at the April 1, 2011 combination.  During the fourth quarter of 2012, we expect to receive acknowledgement from the Internal Revenue Service of the final amended tax returns filed for Maryland Bankcorp during the third quarter of 2012.  The completion of the tax returns and our profitability in 2012 provides sufficient evidence to support the use of the remaining net operating loss.

As we have previously announced, Old Line Bancshares entered into an agreement and plan of merger with WSB Holdings, Inc. (“WSB”) on September 10, 2012.  On October 24, 2012, we were served with a complaint filed on September 27, 2012, in the Circuit Court for Prince George’s County, Maryland, against WSB and its directors and Old Line Bancshares.  The complaint seeks to enjoin the proposed merger and alleges, among other things, that the members of WSB’s board of directors breached their fiduciary duties by agreeing to sell WSB for inadequate and unfair consideration and pursuant to an unfair process.  The complaint also alleges that the directors agreed to provisions in the merger agreement that constitute “onerous and preclusive deal protection devices,” and that certain officers and directors of WSB will receive personal benefits from the merger not shared in by other WSB stockholders.  The complaint further alleges that WSB and Old Line Bancshares aided and abetted such alleged breaches.

We have not yet responded to the complaint, but intend to vigorously defend this lawsuit.

Subsequent Events-We evaluated subsequent events after December 31, 2011 through March 23, 2012, the date this report was available to be issued.  As outlined in Note 6. Loans, in February 2012, we sold at foreclosure the property that secured the promissory note on a non-accrual loan in the amount of $1,169,337.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares

December 31,	2011	2010	2009

Weighted average number of shares	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	30,841	23,517	7,102

Acquisition of Maryland Bankcorp, Inc. (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition of Maryland Bankcorp, Inc. [Abstract]
Schedule of Purchase Price Allocation

April 1, 2011	(000's)
Cash and cash equivalents	$ 41,967
Investment securities	71,434
Loans	190,826
Restricted equity securities	1,575
Premises and equipment	4,457
Accrued interest receivable	1,129
Prepaid taxes	1,231
Deferred income taxes	8,175
Bank owned life insurance	7,504
Prepaid pension costs	1,245
Other real estate owned	1,834
Other assets	3,398
Deposits	(297,506)
Short term borrowings	(19,394)
Deferred compensation	(3,330)
Accrued expenses & liabilities	(2,355)
Net tangible assets acquired	12,190
Definite lived intangible assets acquired	5,003
Goodwill(1)	634
Net intangible assets acquired	5,637
Cash consideration	1,000
Total purchase price	$ 18,827

(1) Within the measurement period, goodwill was increased $492,070 due to final measurement of liabilities associated with the acquisition.

Schedule Of Fair Value of Acquired Loans and Other Real Estate Owned

Fair Value of Acquired
Loans & Other Real Estate Owned

Loan & Other Real Estate Owned Fair Value Adjustments	April 1, 2011	Accretion To Income	Other(1)	December 31, 2011
Gross Loans	$ 208,504,534	$ -	$ -	$ 150,290,449
Real estate loans	(16,845,440)	1,725,898	1,082,235	(14,037,307)
Commercial loans	(788,359)	150,497	8,640	(629,222)
Consumer loans	(44,694)	3,624	(2)	(41,072)
Total Fair Value Adjustments Loans	(17,678,493)	1,880,019	1,090,873	(14,707,601)
Fair Value of Acquired Loans	$ 190,826,041			$ 135,582,848

Other real estate owned	$ 5,394,870	$ -	$ -	$ 6,177,407
Fair value adjustments other real estate owned	(3,560,419)	344,425	(828,635)	(4,044,629)
Fair value other real estate owned	$ 1,834,451			$ 2,132,778

(1)	Transferred, sold or charged off.

Schedule of Expected Amortization Expense of Acquired Intangible Assets

Years ended December 31,	Core Deposit Premium
2011	$ 584,024
2012	727,422
2013	659,052
2014	590,682
2015	522,312
2016	453,941
2017	385,571
2018	317,201
2019	248,831
2020	177,935
2021	125,459
2022	88,601
2023	52,521
2024	26,794
2025	17,740
2026	13,010
2027	8,279
2028	3,105
2029	447
Total	$ 5,002,927

Business Acquisition, Pro Forma Information
Years Ended December 31,	2011	2010	2009
Net interest income	$ 27,102	$ 28,441	$ 25,246
Other non-interest revenue	2,741	3,940	4,107
Total revenue	29,843	32,381	29,353
Provision expense	1,800	5,021	900
Other non-interest expense	20,812	26,256	23,543
Income before income taxes	7,231	1,104	4,910
Income tax expense	1,945	376	1,714
Net income	5,286	728	3,196
Less: Net income (loss attributable to the non-controlling interest)	(148)	(73)	87
Net income available to Old Line Bancshares, Inc.	5,434	801	3,109
Preferred stock dividend and discount accretion	-	-	486
Net income available to common stockholders	5,434	801	2,623
Basic earnings per share	$ 0.80	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.79	$ 0.14	$ 0.46

Schedule of Acquisition Related Costs

Years ended December 31,	2011	2010
Data processing	$ 64,811	$ 132,500
Salaries	203,600	96,729
MB&T Director Compensation	87,500	-
Advisory & legal fees	218,410	345,140
	$ 574,321	$ 574,369

Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of Amortized Cost And Estimated Fair Value Of Securities

September 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,249,246	$3,254	$-	$1,252,500
U.S. government agency	32,674,164	129,782	(7,325)	32,796,621
Municipal securities	55,120,456	2,389,663	(115,307)	57,394,812
Mortgage backed	86,022,663	2,898,978	(2,042)	88,919,599
	$175,066,529	$5,421,677	$(124,674)	$180,363,532

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	cost	gains	losses	value

Available for sale
U.S. treasury	$ 1,247,889	$ 8,361	$ -	$ 1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$ 157,802,815	$ 4,074,690	$ (92,670)	$ 161,784,835
December 31, 2010

Available for sale
U. S. government agency	$ 3,716,858	$ 90,881	$ (3,942)	$ 3,803,797
Municipal securities	1,302,630	24,746	(169)	1,327,207
Mortgage backed	27,579,549	519,919	(180,677)	27,918,791
	$ 32,599,037	$ 635,546	$ (184,788)	$ 33,049,795
Held to maturity
Municipal securities	$ 983,783	$ 11,569	$ (39,568)	$ 955,784
Mortgage backed	20,752,686	290,747	(33,636)	21,009,797
	$ 21,736,469	$ 302,316	$ (73,204)	$ 21,965,581
December 31, 2009

Available for sale
U. S. government agency	$ 7,133,657	$ 171,946	$ (14,928)	$ 7,290,675
Municipal securities	2,253,107	36,759	(14,294)	2,275,572
Mortgage backed	18,017,019	429,682	-	18,446,701
	$ 27,403,783	$ 638,387	$ (29,222)	$ 28,012,948
Held to maturity
Municipal securities	300,779	2,714	-	303,493
Mortgage backed	5,505,728	267,544	-	5,773,272
	$ 5,806,507	$ 270,258	$ -	$ 6,076,765

Securities With Unrealized Losses By Length Of Impairment

September 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses less than 12 months	12,019,098	124,674

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-
Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses	$12,019,098	$124,674

December 31, 2011	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. government agency	$ 7,929,685	$ 19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses less than 12 months	15,224,715	92,670
Unrealized losses greater than 12 months
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-

Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. government agency	7,929,685	19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses	$ 15,224,715	$ 92,670

Contractual Maturities And Pledged Securities

September 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$1,423,071	$1,426,965
Over one to five years	15,919,114	16,053,085
Over five to ten years	33,286,866	34,083,489
Over ten years	124,437,478	128,799,993
	$175,066,529	$180,363,532
Pledged securities	$36,618,131	$37,677,667

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2011	cost	value	cost	value

Maturing
Within one year	$ 1,259,229	$ 1,280,872	$ -	$ -
Over one to five years	19,052,724	19,138,115	-	-
Over five to ten years	28,684,389	29,502,002	-	-
Over ten years	108,806,473	111,863,846	-	-
	$ 157,802,815	$ 161,784,835	$ -	$ -

Pledged securities	$ 34,530,023	$ 35,550,747	$ -	$ -

December 31, 2010

Maturing
Within one year	$ 1,009,341	$ 1,041,750	$ -	$ -
Over one to five years	1,992,780	2,078,874	302,084	305,385
Over five to ten years	12,034,769	12,202,523	6,784,476	7,005,706
Over ten years	17,562,147	17,726,648	14,649,909	14,654,490
	$ 32,599,037	$ 33,049,795	$ 21,736,469	$ 21,965,581

Pledged securities	$ -	$ -	$ -	$ -

December 31, 2009

Maturing
Within one year	$ 1,644,598	$ 1,663,512	$ -	$ -
Over one to five years	4,440,360	4,621,900	99,927	100,210
Over five to ten years	8,567,790	8,760,477	2,279,892	2,373,515
Over ten years	12,751,035	12,967,059	3,426,688	3,603,040
	$ 27,403,783	$ 28,012,948	$ 5,806,507	$ 6,076,765

Pledged securities	$ -	$ -	$ -	$ -

Credit Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Credit Commitments [Abstract]
Schedule Of Fair Value, Off-balance Sheet Risks

December 31,	2011	2010	2009

Commitments to extend credit and available credit lines:

Commercial	$ 46,966,082	$ 34,484,923	$ 21,153,839
Construction	21,397,858	11,512,287	14,573,064
Consumer	13,195,158	7,256,092	9,014,671

	$ 81,559,098	$ 53,253,302	$ 44,741,574

Standby letters of credit	$ 8,226,104	$ 7,900,689	$ 3,882,806

Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Common Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660
Dilutive average number of shares	79,362	24,990	59,757	32,293

Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans [Abstract]
Classifications Of Loans

	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total

Real estate
Commercial	$ 257,162,870	$ 67,222,413	$ 324,385,283	$ 200,955,448	$ 72,145,634	$ 273,101,082
Construction	47,596,991	4,500,629	52,097,620	42,665,407	8,997,131	51,662,538
Residential	36,592,811	55,404,030	91,996,841	31,083,835	65,639,873	96,723,708
Commercial	85,323,845	10,622,298	95,946,143	90,795,904	16,329,991	107,125,895
Consumer	11,029,790	1,217,787	12,247,577	11,652,628	2,021,397	13,674,025
	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248
Allowance for loan losses	(3,673,881)	(819,867)	(4,493,748)	(3,693,636)	(47,635)	(3,741,271)
Deferred loan costs, net	967,685	-	967,685	751,689	-	751,689
	$ 435,000,111	$ 138,147,290	$ 573,147,401	$ 374,211,275	$ 165,086,391	$ 539,297,666

December 31,	2011	2010	2009

Real estate
Commercial	$ 273,101,082	$ 153,526,907	$ 124,002,072
Construction	51,662,538	24,377,690	30,872,499
Residential	96,723,708	27,081,399	23,350,018
Commercial	107,125,895	83,523,056	74,174,400
Consumer	13,674,025	13,079,878	14,622,153
	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(3,741,271)	(2,468,476)	(2,481,716)
Deferred loan costs, net	751,689	485,976	469,243
	$ 539,297,666	$ 299,606,430	$ 265,008,669

Schedule Of Recorded Book Balance Of Non-Performing Loans And Accruing Past Due Loans

Age Analysis of Past Due Financing Receivables (Loans)
	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total
Current	$ 431,491,549	$ 134,761,534	$ 566,253,083	$ 375,126,930	$ 159,711,725	$ 534,838,655
Accruing past due loans:
30-59 days past due
Real estate	-	-	-	421,805	474,651	896,456
Commercial	-	-	-	-	-	-
Consumer	780,323	21,273	801,596	-	22,698	22,698
Total 30-59 days past due	780,323	21,273	801,596	421,805	497,349	919,154
60-89 days past due
Real estate	-	-	-	311,762	338,431	650,193
Commercial	-	-	-	11,043	-	11,043
Consumer	1,568,020	3,062	1,571,082	-	3,494	3,494
Total 60-89 days past due	1,568,020	3,062	1,571,082	322,805	341,925	664,730
90 or more days past due
Real estate	2,064	81,486	83,550
Consumer	-	-	-	34,370	-	34,370
Total 90 or more days past due	2,064	81,486	83,550	34,370	-	34,370
Total accruing past due loans	2,350,407	105,821	2,456,228	778,980	839,274	1,618,254
Recorded Investment Non-accruing past due loans 90 or more days past due:
Real estate:
Commercial	2,425,846	1,704,191	4,130,037	-	2,288,900	2,288,900
Construction	969,337	100,000	1,069,337	1,169,337	1,184,146	2,353,483
Residential	469,168	2,295,610	2,764,778	-	1,019,942	1,019,942
Commercial	-	-	-	77,975	90,039	168,014
Consumer	-	-	-	-	-	-
Total Recorded Investment Non-accruing past due loans 90 or more days past due:	3,864,351	4,099,801	7,964,152	1,247,312	4,583,027	5,830,339
Total Financing Receivables (Loans)	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Recorded Book Balance
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 2,288,900	$ 1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential		-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,247,312	$ 214,219	17	$ 4,583,027	$ 1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial		-			-
Consumer		-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043			-
Consumer		-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370			-
Total accruing past due loans	5	778,980		22	839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$ 5,037,879			$ -
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$ 5,180,550		2	$ 154,088

Schedule Of Contract Amount Due Of Non-Accrual Loans
Impaired Loans
For the nine months ended September 30, 2012
Legacy	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Real Estate
Commercial	$886,735	$886,735	$-	$210,755
Construction	1,616,317	969,337	-	1,013,782
Residential	469,168	469,168	-	161,557
Commercial	8,819	8,819	-	980
Consumer	-	-	-	-
With an allowance recorded:
Real Estate
Commercial	1,316,578	1,315,642	284,967	912,436
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	-	-	-	-
Consumer	-	-	-	-
Total legacy impaired	4,297,617	3,649,701	284,967	2,299,510

Acquired (1)
With no related allowance recorded:
Real Estate
Commercial	3,228,631	1,468,222	-	1,808,544
Construction	2,638,683	100,000	-	827,778
Residential	4,257,819	2,448,453	-	1,426,915
Commercial	240,901	128,697	-	39,483
Consumer	1,346	90	-	645

With an allowance recorded:
Real Estate
Commercial	2,344,156	957,624	599,624	636,445
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	220,243	220,243	220,243	195,771
Consumer	-	-	-	-
Total acquired impaired	12,931,779	5,323,329	819,867	4,935,581
Total all impaired	$17,229,396	$8,973,030	$1,104,834	$7,235,091

(1)            Generally accepted accounting principles require that we record acquired loans at fair value which includes a discount for loans with credit impairment. These loans are not performing according to their contractual terms and meet our definition of an impaired loan. The discounts that arise from recording these loans at fair value were due to credit quality. Although we do not accrue interest income at the contractual rate on these loans, we may accrete these discounts to interest income as a result of pre-payments that exceeds our cash flow expectations or payment in full of amounts due even though we classify them as non-accrual.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Contract Amount
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 6,417,444	$ 1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential		-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,694,292	$ 214,219	17	$ 12,166,461	$ 1,694,324

Schedule of Recorded Book Balance Of Non-Accruing Past Due Loans

Loans on Non-accrual Status
	September 30,2012				December 31, 2011
	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued
Legacy
Real Estate
Commercial	3	1,704,191	1,704,191	$91,684	-	$-	$-	$-
Construction	1	1,616,317	969,337	295,523	1	1,616,317	1,169,337	212,484
Residential	1	469,168	469,168	14,743	-	-	-	-
Commercial	1	8,819	8,819	110	1	77,975	77,975	1,735
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	6	3,798,495	3,151,515	402,060	2	1,694,292	1,247,312	214,219

Acquired (1)
Real Estate
Commercial	10	5,572,787	2,425,846	956,852	9	6,417,444	2,288,900	1,164,630
Construction	4	2,638,683	100,000	547,556	4	2,815,452	1,184,146	255,560
Residential	9	4,104,971	2,295,610	464,764	9	2,606,151	1,019,942	241,093
Commercial	4	369,592	257,388	58,636	4	327,414	90,039	33,041
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	27	12,686,033	5,078,844	2,027,808	26	12,166,461	4,583,027	1,694,324
Total all non-accrual loans	33	$16,484,528	8,230,359	$2,429,868	28	$13,860,753	5,830,339	$1,908,543

Legacy
Non-Accrual and Past Due Loans

December 31,	2010			2009
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$ 2,426,608	$ 314,804	3	$ 1,586,499	$ 190,701
Construction		-	-		-	-
Residential		-	-		-	-
Commercial		-	-		-	-
Consumer	1	284,011	3,728		-	-
Total non-performing loans	3	$ 2,710,619	$ 318,532	3	$ 1,586,499	$ 190,701

Accruing past due loans:
30-89 days past due		$ -		2	$ 581,018
90 or more days past due		-			-
Total accruing past due loans		$ -		2	$ 581,018

Allocation Of Allowance For Loan Losses

September 30, 2012	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	$416,275,438	$127,191,466	$543,466,904	$2,967,860	$-	$2,967,860
Special Mention (5)	14,561,148	3,016,429	17,577,577	396,324	-	396,324
Substandard (6)	6,869,721	8,759,262	15,628,983	309,697	819,867	1,129,564
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	$437,706,307	$138,967,157	$576,673,464	$3,673,881	$819,867	$4,493,748

December 31, 2011	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	362,692,416	$154,318,105	$517,010,521	3,219,376	$-	$3,219,376
Special Mention (5)	8,982,637	2,107,707	11,090,344	272,606	47,635	320,241
Substandard (6)	5,478,169	8,708,214	14,186,383	201,654	-	201,654
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	377,153,222	$165,134,026	$542,287,248	3,693,636	$47,635	$3,741,271

	Account Balance December 31, 2011	Allocation of Allowance for Loan Losses 2011
Risk Rating
Pass (1-4)	$ 517,010,521	$ 3,219,376
Special Mention (5)	11,090,344	320,241
Substandard (6)	14,186,383	201,654
Doubtful (7)	-	-
Loss (8)	-	-
Total	$ 542,287,248	$ 3,741,271

Risk Rating	Account Balance December 31, 2010	Allocation of Allowance for Loan Losses December 31, 2010
Pass (1-4)
Special Mention (5)	$ 281,901,972	$ 1,529,356
Substandard (6)	13,777,303	489,120
Doubtful (7)	5,909,655	450,000
Loss (8)	-	-
Total	-	-
	$ 301,588,930	$ 2,468,476

Risk Rating	Account Balance December 31, 2009	Allocation of Allowance for Loan Losses December 31, 2009
Pass (1-4)
Special Mention (5)	$ 247,573,949	$ 884,877
Substandard (6)	11,658,809	846,839
Doubtful (7)	7,788,384	750,000
Loss (8)	-	-
Total	-	-
	$ 267,021,142	$ 2,481,716

Allowance for Loan Losses By Portfolio Segment

September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	681,096	(122,412)	(281,440)	27,889	305,133
Provision for loan losses for loans acquired with deteriorated credit quality	599,624	220,243	-	-	819,867
Recoveries	63,557	20,258	-	70,268	154,083
	3,467,345	1,040,399	283,800	228,810	5,020,354
Loans charged off	(348,150)	(87,691)	-	(90,765)	(526,606)
Ending Balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$309,967	$-	$-	$-	$309,967
Collectively evaluated for impairment	2,209,604	732,465	283,800	138,045	3,363,914
Acquired Loans:
Individually evaluated for impairment	599,624	220,243	-	-	819,867
Ending balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	337,007	317,778	130,544	1,752,365
Provision for loan losses for loans acquired with deteriorated credit quality	-	47,635	-	-	47,635
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$175,117	$89,019	$70,000	$-	$334,136
Collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Acquired Loans:
Individually evaluated for impairment	-	47,635	-	-	47,635
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$ 175,117	$ 136,654	$ 70,000	$ -	$ 381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716
Provision for loan losses	857,818	9,495	213,306	1,381	1,082,000
Recoveries	3,650	-	-	927	4,577
	2,706,594	554,349	294,723	12,627	3,568,293
Loans charged off	(958,472)	(137,151)	-	(4,194)	(1,099,817)
Ending Balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

Amount allocated to:
Loans individually evaluated for impairment	$ 450,000	$ -	$ -	$ -	$ 450,000
Loans collectively evaluated for impairment	1,298,122	417,198	294,723	8,433	2,018,476
Ending balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

The following table details activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2009.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,348,850	$ 526,600	$ 94,910	$ 13,391	$ 1,983,751
Provision for loan losses	841,101	18,254	36,507	4,138	900,000
Recoveries	-	-	-	-	-
	2,189,951	544,854	131,417	17,529	2,883,751
Loans charged off	(344,825)	-	(50,000)	(7,210)	(402,035)
Ending Balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Amount allocated to:
Loans individually evaluated for impairment	$ 750,000	$ -	$ -	$ -	$ 750,000
Loans collectively evaluated for impairment	1,095,126	544,854	81,417	10,319	1,731,716
Ending balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Recorded Investment, Loans, Related To Balance In The Allowance For Possible Loan Losses By Portfolio Segment
September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$1,315,642	$-	$-	$-	$1,315,642
Individually evaluated for impairment without specific reserve	3,652,420	1,901,658	-	-	5,554,078
Collectively evaluated for impairment with reserve	336,384,610	83,422,187	8,036,872	2,992,918	430,836,587
Acquired loans:
Individually evaluated for impairment with specific reserve subsequent to acquisition (ASC 310-20 at acquisition)	957,624	220,243	-	-	1,177,867
Individually evaluated for impairment without specific reserve (ASC 310-30 at acquisition)	12,954,203	1,269,171	-	-	14,223,374
Collectively evaluated for impairment without reserve (ASC 310-20 at acquisition)	113,215,245	9,132,884	-	1,217,787	123,565,916
Ending balance	$468,479,744	$95,946,143	$8,036,872	$4,210,705	$576,673,464

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$5,924,354	$89,019	$142,671	$-	$6,156,044
Individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Collectively evaluated for impairment with reserve	267,059,878	88,818,899	8,717,775	2,792,182	367,388,734
Acquired loans:
Individually evaluated for impairment with specific reserve (ASC 310-30)	-	47,635	-	-	47,635
Individually evaluated for impairment without specific reserve (ASC 310-20)	14,830,285	1,460,185	-	-	16,290,470
Collectively evaluated for impairment without reserve (ASC 310-20)	131,952,352	14,822,172	-	2,021,397	148,795,921
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 5,924,354	$ 136,654	$ 142,671	$ -	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$ 421,487,328	$ 107,125,895	$ 8,860,446	$ 4,813,579	$ 542,287,248

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,616,317	$ -	$ -	$ -	$ 1,616,317
Loans individually evaluated for impairment without specific reserve	2,273,029	2,020,309	-	-	4,293,338
Loans collectively evaluated for impairment	201,096,650	81,502,747	11,621,392	1,458,486	295,679,275
Ending balance	$ 204,985,996	$ 83,523,056	$ 11,621,392	$ 1,458,486	$ 301,588,930

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,972,739	$ -	$ -	$ -	$ 1,972,739
Loans individually evaluated for impairment without specific reserve	3,734,900	2,080,745	-	-	5,815,645
Loans collectively evaluated for impairment	172,516,950	72,093,655	13,120,566	1,501,587	259,232,758
Ending balance	$ 178,224,589	$ 74,174,400	$ 13,120,566	$ 1,501,587	$ 267,021,142

Schedule of Maturities and Rate Repricing for the Loan Portfolio

December 31,	2011	2010	2009

Within one year	$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years	292,507,248	149,488,074	131,119,339
Over five years	67,537,140	27,186,296	34,092,243
	$ 542,287,248	$ 301,588,930	$ 267,021,142

Equity Securities (Tables)	12 Months Ended
Dec. 31, 2011
Equity Securities [Abstract]
Schedule Of Cost Method Investments

December 31,	2011	2010	2009

Federal Reserve Bank stock	$ 1,572,900	$ 827,050	$ 1,037,050
Atlantic Central Bankers Bank stock	119,500	12,000	12,000
Federal Home Loan Bank stock	1,739,300	1,548,700	1,733,600
ACBB BITS stock	100,000	-	-
SLMA stock	261,845	-	-
Maryland Financial Bank stock	152,497	175,000	175,000
Total	$ 3,946,042	$ 2,562,750	$ 2,957,650

Pointer Ridge Office Investment, LLC (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pointer Ridge Office Investment, LLC [Abstract]
Summary Of Condensed Balance Sheets And Statements Of Income Information For Pointer Ridge

Balance Sheets	September 30,	December 31,
	2012	2011

Current assets	$309,404	$429,611
Non-current assets	6,987,772	7,088,001
Liabilities	6,233,193	6,299,819
Equity	1,063,983	1,217,793

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$213,415	$187,285	$624,669	$576,407
Expenses	268,519	287,788	778,478	914,763
Net loss	$(55,104)	$(100,503)	$(153,809)	$(338,356)

Pointer Ridge Office Investment, LLC
December 31,	2011	2010	2009
Balance Sheets
Current assets	$ 429,611	$ 758,257	$ 891,233
Non-current assets	7,088,001	7,252,413	7,432,268
Liabilities	6,299,819	6,397,360	6,480,230
Equity	1,217,793	1,613,310	1,843,271

Statements of Income
Revenue	$ 765,044	$ 822,920	$ 1,239,137
Expenses	1,160,562	1,017,184	1,006,563
Net income (loss)	$ (395,518)	$ (194,264)	$ 232,574

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Schedule Of Premises And Equipment
December 31,	Useful lives	2011	2010	2009

Land		$ 4,300,943	$ 3,207,423	$ 3,207,423
Building	5 - 50 years	15,244,033	12,085,285	12,042,540
Leasehold improvements	3 - 30 years	4,268,268	2,225,181	2,171,310
Furniture and equipment	3 - 23 years	3,725,355	2,623,752	2,384,207
		27,538,599	20,141,641	19,805,480
Accumulated depreciation		4,323,170	3,274,080	2,479,381
Net premises and equipment		$ 23,215,429	$ 16,867,561	$ 17,326,099

Depreciation expense		$ 1,080,364	$ 794,494	$ 676,127

Schedule Of Capitalized Computer Software

December 31,	Useful lives	2011	2010	2009

Cost	3 years	$ 339,744	$ 224,028	$ 224,028
Accumulated amortization		235,423	217,519	204,280
Net computer software		$ 104,321	$ 6,509	$ 19,748

Amortization expense		$ 17,904	$ 13,239	$ 23,218

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Schedule Of Interest Bearing Deposits

December 31,	2011	2010	2009

Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
	$ 520,629,456	$ 273,032,442	$ 245,464,373

Schedule Of Time Deposits, By Contractual Maturity

December 31,	2011	2010	2009

Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
	$ 336,068,743	$ 192,530,487	$ 194,460,614

Schedule Of Interest Expense On Deposits
December 31,	2011	2010	2009

Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
	$ 4,389,694	$ 3,920,338	$ 4,553,099

Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short Term Borrowings [Abstract]
Schedule Of Short Term Borrowings

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
Short term promissory notes	$ 7,784,561	0.20%	$ 5,669,332	0.50%	$ 11,149,939	0.50%
Repurchase agreements	20,888,096	0.50%	-		-
FHLB advance due Nov. 2010	-		-		5,000,000	3.66%
FHLB advance due Dec. 2012	5,000,000	3.36%	-		-
FHLB advance due Dec. 2012	5,000,000	3.12%	-		-
Total	$ 38,672,657		$ 5,669,332		$ 16,149,939

Average for the year
Short term promissory notes	$ 8,917,822	0.13%	$ 17,103,742	0.68%	$ 14,928,390	0.62%
Repurchase agreements	20,888,096	0.50%	-		-
Federal funds purchased	-		-		603
FHLB advance due Nov. 2010	-		4,566,438	3.66%	1,837,268	3.66%
FHLB advance due Dec. 2012	260,274	3.36%	-		-
FHLB advance due Dec. 2012	164,384	3.12%	-		-
Total	$ 30,230,576		$ 21,670,180		$ 16,766,261

Long Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Borrowings [Abstract]
Schedule Of Long Term Borrowings

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
FHLB advance due Dec. 2012	$ -	-%	$ 5,000,000	3.358%	$ 5,000,000	3.358%
FHLB advance due Dec. 2012	-	-	5,000,000	3.119	5,000,000	3.119
Senior note	6,284,479	6.280	6,371,947	6.280	6,454,067	6.280
Total	$ 6,284,479		$ 16,371,947		$ 16,454,067

Average for the year
FHLB advance due Nov. 2010	$ -	-%	$ -	-%	$ 4,561,644	3.660%
FHLB advance due Dec. 2012	4,739,726	3.358	5,000,000	3.358	5,000,000	3.358
FHLB advance due Dec. 2012	4,835,616	3.119	5,000,000	3.119	5,000,000	3.119
Senior note, fixed at 6.28%	6,324,792	6.280	6,409,188	6.280	6,489,559	6.280
Total	$ 15,900,134		$ 16,409,188		$ 21,051,203

Schedule Of Maturities Of Long Term Borrowings

Year	Amount
2012	$ 94,385
2013	100,555
2014	107,130
2015	114,134
2016	5,868,275
Remaining	-
$ 6,284,479

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Loans And Leases Receivable, Related Parties

December 31,	2011	2010	2009

Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

December 31,	2011	2010	2009

Current
Federal	$ 1,797,275	$ 824,005	$ 1,024,750
State	641,007	197,239	259,538
	2,438,282	1,021,244	1,284,288
Deferred	(511,658)	(24,494)	(228,766)
	$ 1,926,624	$ 996,750	$ 1,055,522

Schedule Of Current Period Deferred Tax Assets

December 31,	2011	2010	2009

Provision for loan losses	$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest	(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned	190,619	(20,670)	-
Director stock options	(15,247)	(5,648)	(8,298)
Deferred compensation plans	4,450	(86,832)	(52,760)
Deferred loan origination costs, net	97,363	17,571	(114,426)
Depreciation	421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities	(818,015)	-	-
Net operating loss carryover	255,117	-	-
Accretion of fair value adjustments for acquired assets and liabilities	869,554	-	-
Investment impairment loss	(48,320)	-	-
Non-compete and consulting agreements	54,237	-	-
Core deposit intangible amortization	(230,368)	-	-
Defined benefit plan	(65,041)	-	-
Other	(1,400)	-	-
Reduction of valuation allowance	(500,000)	-	-
	$ (511,658)	$ (24,494)	$ (228,766)

Schedule of Deferred Tax Assets and Liabilities

December 31,	2011	2010	2009

Deferred tax assets
Allowance for loan losses	$ 948,828	$ 823,454	$ 933,688
Non-accrual interest	664,164	78,120	27,697
Impairment losses and expenses on other real estate owned	1,916,766	20,670	-
Director stock options	45,811	26,087	20,439
Deferred compensation plans	1,632,293	265,484	178,652
Net operating loss carryover	1,142,158	-	-
Fair value adjustments for acquired assets and liabilities	6,107,727	-	-
Investment impairment loss	48,320	-	-
Non-compete agreements	103,543	-	-
	$ 12,609,610	1,213,815	1,160,476

Deferred tax liabilities
Deferred loan origination costs	407,813	310,450	292,879
Depreciation	1,346,627	460,012	448,738
Core deposit intangible	1,743,032	-	-
Defined benefit plan	406,501	-	-
Net unrealized gain on securities available for sale	915,669	177,802	240,285
	4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance	7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	-	-
Net deferred tax asset	$ 7,244,029	$ 265,551	$ 178,574

Schedule of Effective Income Tax Rate Reconciliation

December 31,	2011	2010	2009

Statutory federal income tax rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from
State income taxes, net of federal income tax benefit	5.1	5.7	4.0
Bank owned life insurance	(2.9)	(3.9)	(3.5)
Other tax exempt income	(4.4)	(3.1)	(1.8)
Stock based compensation awards	0.4	1.3	1.1
Other non-deductible expenses	1.0	6.1	0.3
Reduction of valuation allowance for deferred tax asset	(7.0)
Net income attributable to the non-controlling interest	0.7	1.0	(0.9)
Effective tax rate	26.9%	41.1%	33.2%

Retirement And Employee Stock Ownership Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Schedule Of Net Benefit Costs

Years Ended December 31,	2011	2010	2009
Interest cost	$ 164,889	$ -	$ -
Settlement cost	27,023	-	-
Net periodic pension cost	$ 191,912	$ -	$ -

Schedule Of Defined Benefit Plans Disclosures

Change in Benefit Obligations	December 31, 2011	Acquisition April 1, 2011
Projected benefit obligation at beginning of year	$ 3,757,870	$ 3,740,701
Service Cost	-	-
Interest Cost	164,889	54,963
Actual return	-	-
Actuarial (gain) loss	1,734	-
Benefits paid	(2,046,815)	(37,794)
Projected benefit obligation at end of year	1,877,678	3,757,870
Change in Plan Assets
Fair value of plan assets at beginning of year	5,002,673	5,056,343
Actual return on plan assets	(47,629)	(15,876)
Employer contribution	-	-
Benefits paid	(2,046,815)	(37,794)
Fair value of plan assets at end of year	2,908,229	5,002,673
Funded status at end of year	$ 1,030,551	$ 1,244,803

Amounts recognized in balance sheet
Non-current assets	$ 1,030,551	$ 1,244,803
Current liabilities	-	-
Non-current liabilities	-	-
	$ 1,030,551	$ 1,244,803

Amounts recognized in accumulated other comprehensive income
Net (gain) loss	$ 49,363	$ 730,215
Acquisition effect	-	(730,215)
Settlement effect	(27,023)	-
Prior service cost (credit)	-	-
Total	$ 22,340	$ -

Schedule Of Assumptions Used

	December 31, 2011	April 1, 2011
Discount rate	5.50%	6.00%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%

Capital Standards (Tables)	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Schedule Of Compliance with Regulatory Capital Requirements Under Banking Regulations

			Minimum capital		To be well
	Actual		adequacy		capitalized
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in 000's)
Total capital (to risk weighted assets)
Consolidated	$ 64,339	11.3%	$ 45,715	8.0%	$ 57,143	10.0%
Old Line Bank	$ 63,467	11.1%	$ 45,651	8.0%	$ 57,064	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 60,597	10.6%	$ 22,857	4.0%	$ 34,286	6.0%
Old Line Bank	$ 59,726	10.5%	$ 22,825	4.0%	$ 34,238	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 60,597	7.8%	$ 31,155	4.0%	$ 38,943	5.0%
Old Line Bank	$ 59,726	7.7%	$ 31,155	4.0%	$ 38,943	5.0%

December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 39,249	12.4%	$ 25,362	8.0%	$ 31,703	10.0%
Old Line Bank	$ 37,960	12.0%	$ 25,232	8.0%	$ 31,540	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 36,781	11.6%	$ 12,681	4.0%	$ 19,022	6.0%
Old Line Bank	$ 35,492	11.3%	$ 12,616	4.0%	$ 18,924	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 36,781	9.2%	$ 16,057	4.0%	$ 20,071	5.0%
Old Line Bank	$ 35,492	8.9%	$ 15,991	4.0%	$ 19,989	5.0%

December 31, 2009	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 38,053	13.7%	$ 22,239	8.0%	$ 27,799	10.0%
Old Line Bank	$ 36,444	12.8%	$ 22,700	8.0%	$ 28,385	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 35,571	12.8%	$ 11,120	4.0%	$ 16,679	6.0%
Old Line Bank	$ 33,962	12.0%	$ 11,354	4.0%	$ 17,031	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 35,571	10.0%	$ 14,228	4.0%	$ 17,785	5.0%
Old Line Bank	$ 33,962	9.6%	$ 14,181	4.0%	$ 17,727	5.0%

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases

Year	Amount

2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
$ 16,738,302

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Available For Sale Securities

	September 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,253	$24,450
Level 2 inputs	179,111	137,335
Level 3 inputs	-	-
Investment securities available for sale	$180,364	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

December 31,	2011	2010	2009
Level 1 inputs	$ 24,450	$ 2,111	$ 4,708
Level 2 inputs	137,335	30,939	23,305
Level 3 inputs	-	-	-
Investment securities available for sale	$ 161,785	$ 33,050	$ 28,013

Other Real Estate Owned

Nine months ended September 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(699,002)	(699,606)
Total end of period	$1,651,228	$1,580,221	$3,231,449

Other Real Estate Owned
	Legacy	Acquired	Total
Beginning balance	$ 1,153,039	$ -	$ 1,153,039
Beginning acquired	-	1,834,451	1,834,451
Transferred in	825,290	289,000	1,114,290
Investment in improvements	-	88,965	88,965
Write down in value	(100,000)	-	(100,000)
Sales	(6,497)	(79,639)	(86,136)
Total end of period	$ 1,871,832	$ 2,132,777	$ 4,004,609

Fair Value Of Financial Instruments On Recurring Basis

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,249,246	$1,252,500	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	179,114,286	179,111,032	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,147,401	577,722,605	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$545,730,571	$546,344,318	$520,629,456	$522,248,781
Short term borrowings	44,544,608	44,608,198	38,672,657	38,967,244
Long term borrowings	6,216,463	6,424,952	6,284,479	6,452,391

	Carrying amount	Fair value
December 31, 2011
Financial assets
Time deposits	$ -	$ -
Investment securities	161,784,835	161,784,835
Loans	539,297,666	547,218,763

Financial liabilities
Interest bearing deposits	520,629,456	522,248,781
Short term borrowings	38,672,657	38,967,244
Long term borrowings	6,284,479	6,452,391
December 31, 2010
Financial assets
Time deposits	$ 297,000	$ 297,482
Investment securities	54,786,264	55,015,376
Loans	299,606,430	301,862,245

Financial liabilities
Interest bearing deposits	$ 273,032,442	$ 274,003,958
Short term borrowings	5,669,332	5,669,332
Long term borrowings	16,371,947	10,618,094
December 31, 2009
Financial assets
Time deposits	$ 15,031,102	$ 15,491,899
Investment securities	33,819,455	34,089,713
Loans	265,008,669	269,907,318

Financial liabilities
Interest bearing deposits	$ 245,464,373	$ 247,456,675
Short term borrowings	16,149,939	16,297,360
Long term borrowings	16,454,067	17,261,757

Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Schedule Of Other Operating Expenses

Years Ended December 31,	2011	2010	2009
Advertising	$ 150,735	$ 61,816	$ 41,787
Audit & exam fees	120,498	84,500	60,500
Branch security costs	110,216	57,940	44,020
Business development	202,878	138,360	116,819
Consulting fees	120,741	-	-
Director fees	244,016	220,533	137,698
Internet banking	267,503	64,033	45,275
Janitorial	156,930	83,425	74,447
Organizational & legal expenses	342,400	79,305	68,491
Other real estate owned expense	293,450	72,153	-
Pointer Ridge other operating	562,223	413,484	405,868
Stationery & supplies	213,136	76,145	64,037
Telephone	464,786	60,683	57,513
Travel & Accommodations	77,767	52,768	41,859
Other	1,811,875	710,655	706,507
Total	$ 5,139,154	$ 2,175,800	$ 1,864,821

Parent Company Financial Information (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Balance Sheets

Old Line Bancshares, Inc.
Balance Sheets
December 31,	2011	2010	2009
Assets
Cash and due from banks	$ 35,146	$ 12,097	$ 95,232
Loans	-	272,889	275,920
Investment in real estate LLC	761,121	1,008,319	1,152,044
Investment in Old Line Bank	67,167,822	35,765,610	34,331,418
Other assets	107,806	132,952	120,918
	$ 68,071,895	$ 37,191,867	$ 35,975,532

Liabilities and Stockholders' Equity
Accounts payable	$ 31,929	$ 138,109	$ 34,628

Stockholders' equity
Common stock	68,177	38,917	38,624
Additional paid-in capital	53,489,075	29,206,617	29,034,954
Retained earnings	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	2,388,972	272,956	368,880
	68,039,966	37,053,758	35,940,904
	$ 68,071,895	$ 37,191,867	$ 35,975,532

Statements of Income

Old Line Bancshares, Inc.
Statements of Income
Years Ended December 31,	2011	2010	2009

Interest and dividend revenue
Dividend from Old Line Bank	$ 821,496	$ 465,844	$ 653,067
Interest on money market and certificates of deposit	4,794	797	612
Interest on loans	5,787	20,867	37,019
Total interest and dividend revenue	832,077	487,508	690,698

Non-interest revenue	(247,198)	(121,416)	145,359

Non-interest expense	460,034	491,938	129,134

Income before income taxes	124,845	(125,846)	706,923
Income tax expense (benefit)	(175,662)	(98,394)	21,243
	300,507	(27,452)	685,680

Undistributed net income of Old Line Bank	5,079,464	1,530,116	1,350,470

Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150

Statements of Cash Flows

Old Line Bancshares, Inc.
Statements of Cash Flows
Years Ended December 31,	2011	2010	2009

Cash flows from operating activities
Interest and dividends received	$ 833,271	$ 487,521	$ 692,352
Income taxes (refund received)	52,161	-	(8,613)
Reimbursement received (cash paid) for operating expenses	(286,601)	(183,983)	(126,231)
	598,831	303,538	557,508
Cash flows from investing activities
Principal collected on loans made	272,889	3,031	275,832
Investment in Old Line Bank	-	-	7,000,000
Return of principal from (investment in) real estate LLC	-	22,309	-
	272,889	25,340	7,275,832
Cash flows from financing activities
Cash and cash equivalents of acquired company	25,239	-	-
Proceeds from stock options exercised, including tax benefit	40,788	53,829	-
Repurchase of preferred stock & warrants	-	-	(7,225,000)
Proceeds from issuance of common stock	6,332,844	-	-
Acquisition cash consideration	(1,022,162)	-	-
Repayment of acquired bank debt	(5,403,883)	-	-
Cash dividends paid-preferred stock	-	-	(213,888)
Cash dividends paid-common stock	(821,497)	(465,842)	(463,483)
	(848,671)	(412,013)	(7,902,371)
Net increase (decrease) in cash and cash equivalents	23,049	(83,135)	(69,031)
Cash and cash equivalents at beginning of year	12,097	95,232	164,263
Cash and cash equivalents at end of year	$ 35,146	$ 12,097	$ 95,232

Reconciliation of net income to net cash provided by operating activities
Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150
Adjustments to reconcile net income to net cash provided by operating activities
Undistributed net income of Old Line Bank	(5,079,464)	(1,530,116)	(1,350,470)
Stock based compensation awards	132,661	118,127	119,711
(Income) loss from investment in real estate LLC	247,198	121,416	(145,359)
Increase (decrease) in other liabilities	16,820	103,481	9,073
(Increase) decrease in other assets	(98,355)	(12,034)	(111,597)
	$ 598,831	$ 303,538	$ 557,508

Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Summary Of The Stock Option Activity

	September 30,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	94,627	8.47	23,280	7.82
Options exercised	(2,900)	6.40	-	-
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	415,058	$8.62	333,431	$8.54

	2011		2010		2009
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of shares	exercise price	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	310,151	$ 8.60	299,270	$ 8.50	236,620	$ 9.09
Options granted	23,280	7.82	22,581	7.13	62,650	6.30
Options exercised	(8,100)	4.39	(11,700)	3.44	-	-
Options expired	-	-	-	-	-	-
Outstanding, end of year	325,331	$ 8.65	310,151	$ 8.60	299,270	$ 8.50

Options Information By Exercise Price Range

	Outstanding options			Exercisable options
Exercise price	Number of shares at September 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at September 30, 2012	Weighted average exercise price
$4.94-$7.64	93,231	5.98	$6.37	93,231	$6.36
$7.65-$8.65	137,207	8.04	7.90	53,986	7.77
$8.66-$10.00	46,620	1.89	9.74	46,620	9.74
$10.01-$11.31	138,000	4.25	10.49	123,000	10.43
	415,058	5.63	$8.62	316,837	$8.68
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$990,504
Intrinsic value of exercisable options where the market value exceeds the exercise price		$738,102

	Outstanding options			Exercisable options
Exercise price	Number of shares at December 31, 2011	Weighted average remaining term in years	Weighted average exercise price	Number of shares at December 31, 2011	Weighted average exercise price

$4.18 - $5.00	9,900	1.00	$ 4.94	9,900	$ 4.94
$5.01 - $7.64	85,231	7.34	6.52	85,231	6.52
$7.65 - $8.65	60,580	7.24	7.78	49,394	7.77
$8.66 - $10.00	46,620	2.64	9.74	46,620	9.74
$10.01 - $11.31	123,000	4.31	10.43	121,000	10.42
	325,331	5.31	$ 8.65	312,145	$ 8.66

Intrinsic value of vested exercisable options where the market value exceeds the exercise price		$ 182,355
Intrinsic value of outstanding options where the market value exceeds the exercise price		$ 185,487

Summary Of Valuation Assumptions Used

Years Ended December 31,	2011	2010	2009

Expected dividends	1%	2%	2%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6.50	6.00	6.8 - 10.0
Weighted average fair value of options granted	$ 3.00	$ 1.90	$ 1.57

Summary Of Restricted Stock Awards

	September 30,		September 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		$59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$212,823		$180,497
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$74,736		$56,546

	December 31,		December 31,
	2011		2010
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date fair value		grant date fair value
		fair value		fair value
Nonvested, beginning of period	17,641	$ 7.13	-	$ -
Restricted stock granted	8,786	7.82	17,641	7.13
Restricted stock vested	(10,736)	7.29	-	-
Restricted stock forfeited	-	-	-	-
Nonvested, end of period	15,691	$ 7.41	17,641	$ 7.13

Total fair value of shares vested	$ 78,243	-	-	-

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$ 127,097		$ 142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$ 86,962		$ -

Vesting Schedule Of Unvested Restricted Stock Awards

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330

Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Schedule Of Quarterly Financial Information

2011	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 9,062	$ 9,737	$ 8,874	$ 4,648
Interest expense	1,362	1,393	1,403	1,061
Net interest income	7,700	8,344	7,471	3,587
Provision for loan losses	800	800	50	150
Net income available to common stockholders	1,967	1,707	1,183	523
Basic earnings per common share	0.29	0.25	0.17	0.12
Diluted earnings per common share	0.29	0.25	0.17	0.12

2010	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,786	$ 4,759	$ 4,574	$ 4,390
Interest expense	1,179	1,234	1,281	1,248
Net interest income	3,607	3,525	3,293	3,142
Provision for loan losses	642	200	170	70
Net income available to common stockholders	195	313	530	465
Basic earnings per common share	0.05	0.08	0.14	0.12
Diluted earnings per common share	0.05	0.08	0.13	0.12

2009	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,374	$ 4,392	$ 4,227	$ 4,102
Interest expense	1,308	1,406	1,416	1,450
Net interest income	3,066	2,986	2,811	2,652
Provision for loan losses	140	210	250	300
Net income available to common stockholders	466	227	447	410
Basic earnings per common share	0.12	0.06	0.12	0.11
Diluted earnings per common share	0.12	0.06	0.12	0.11

Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended				9 Months Ended						3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011	Sep. 30, 2012 MB&T Pension Plan [Member]	Oct. 01, 2012 MB&T Pension Plan [Member]	Sep. 30, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Dec. 31, 2010 Legacy [Member]	Dec. 31, 2009 Legacy [Member]	Mar. 31, 2012 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2011 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Mar. 31, 2011 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2010 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2009 First Non-Accrual Legacy Loan [Member] Legacy [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition equity conversion price									$ 29.11
Business acquisition equity conversion shares of common stock									3.4826
Cash consideration									$ 1,000,000
Total purchase price									18,800,000
Net tangible assets acquired	12,200,000			12,200,000
Definite lived intangible assets acquired	5,000,000			5,000,000
Estimated useful life, years				18 years
Core deposit premium	177,582		194,674	549,839	389,349	584,024
Goodwill recorded				116,723
Goodwill increase		492,067	25,000
Pension and other postretirement defined benefit plans, liabilities	4,570,725	4,342,664		4,570,725		4,342,664					2,116,489
Expected periodic pension expense, 4th quarter 2012										930,000
Expected deferred tax liability adjustment, 4th quarter 2012										406,000
Deferred tax assets valuation allowance	545,939	545,939		545,939		545,939
Allocated Share-based Compensation Expense	49,521		31,302	135,381	106,118	132,661	118,127	119,711
Tax benefit associated with the issuance of non-qualified option					15,097		10,124	8,298
Non-accrual account balance	8,230,359	5,830,339		8,230,359		5,830,339	2,710,619					3,151,515	1,247,312	2,710,619	1,586,499		1,169,337	1,169,337	1,616,317	810,291
Expected proceeds from sale of foreclosure																970,000	966,000
Expected charge offs from sale of foreclosure																	$ 203,000

Summary Of Significant Accounting Policies (Schedule of Weighted Average Number of Shares) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660	6,223,057	3,880,060	3,862,364
Dilutive average number of shares					30,841	23,517	7,102

Acquisition of Maryland Bankcorp, Inc. (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 02, 2011	Dec. 31, 2011 Maryland Bankcorp, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition Equity Converion Price	$ 29.11	$ 29.11
Business Acquisition Equity Converion Shares of Common Stock	3.4826	3.4826
Total purchase price	$ 18,800	$ 18,827
Cash consideration	1,000	1,000
Net intangible assets acquired		$ 5,637

Acquisition of Maryland Bankcorp, Inc. (Schedule of Purchase Price Allocation) (Details) (USD $)	Sep. 30, 2012	Apr. 02, 2011	Dec. 31, 2011 Maryland Bankcorp, Inc. [Member]	Mar. 31, 2011 Maryland Bankcorp, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 41,967,000
Investment securities			71,434,000
Loans			135,582,848	190,826,041
Restricted equity securities			1,575,000
Premises and equipment			4,457,000
Accrued interest receivable			1,129,000
Prepaid taxes			1,231,000
Deferred income taxes			8,175,000
Bank owned life insurance			7,504,000
Prepaid pension costs			1,245,000
Other real estate owned			2,132,778	1,834,451
Other assets			3,398,000
Deposits			(297,506,000)
Short term borrowings			(19,394,000)
Deferred compensation			(3,330,000)
Accrued expenses & liabilities			(2,355,000)
Net tangible assets acquired	12,200,000		12,190,000
Definite lived intangible assets acquired			5,003,000
Goodwill			634,000
Net intangible assets acquired			5,637,000
Cash consideration		1,000,000	1,000,000
Total purchase price		18,800,000	18,827,000
(Increase) decrease in goodwill due to re-measurement of liabilities			$ (492,070)

Acquisition of Maryland Bankcorp, Inc. (Schedule Of Fair Value of Acquired Loans and Other Real Estate Owned) (Details) (Maryland Bankcorp, Inc. [Member], USD $)	9 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Business Acquisition [Line Items]
Gross Loans	$ 150,290,449		$ 208,504,534
Total Fair Value Adjustments Loans	(14,707,601)		(17,678,493)
Fair Value of Acquired Loans	135,582,848		190,826,041
Other real estate owned	6,177,407		5,394,870
Fair value adjustments other real estate owned	(4,044,629)		(3,560,419)
Fair value other real estate owned	2,132,778		1,834,451
Loans, Accretion To Income	1,880,019
Loans, Other	1,090,873	[1]
Other real estate owned, Accretion To Income	344,425
Other real estate owned, Other	(828,635)	[1]
Real Estate Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(14,037,307)		(16,845,440)
Loans, Accretion To Income	1,725,898
Loans, Other	1,082,235	[1]
Commercial Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(629,222)		(788,359)
Loans, Accretion To Income	150,497
Loans, Other	8,640	[1]
Consumer Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(41,072)		(44,694)
Loans, Accretion To Income	3,624
Loans, Other	$ (2)	[1]

[1]	Transferred, sold or charged off.

Acquisition of Maryland Bankcorp, Inc. (Schedule of Expected Amortization Expense of Acquired Intangible Assets) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2011 Maryland Bankcorp, Inc. [Member] Core Deposits [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2011		$ 584,024
2012		727,422
2013		659,052
2014		590,682
2015		522,312
2016		453,941
2017		385,571
2018		317,201
2019		248,831
2020		177,935
2021		125,459
2022		88,601
2023		52,521
2024		26,794
2025		17,740
2026		13,010
2027		8,279
2028		3,105
2029		447
Acquired Finite-lived Intangible Asset, Amount	$ 5,000,000	$ 5,002,927

Acquisition of Maryland Bankcorp, Inc. (Business Acquisition, Pro Forma Information) (Details) (Maryland Bankcorp, Inc. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Maryland Bankcorp, Inc. [Member]
Business Acquisition [Line Items]
Net interest income	$ 27,102	$ 28,441	$ 25,246
Other non-interest revenue	2,741	3,940	4,107
Total revenue	29,843	32,381	29,353
Provision expense	1,800	5,021	900
Other non-interest expense	20,812	26,256	23,543
Income before income taxes	7,231	1,104	4,910
Income tax expense	1,945	376	1,714
Net income	5,286	728	3,196
Less: Net income (loss attributable to the non-controlling interest)	(148)	(73)	87
Net income available to Old Line Bancshares, Inc.	5,434	801	3,109
Preferred stock dividend and discount accretion			486
Net income available to common stockholders	$ 5,434	$ 801	$ 2,623
Basic earnings per share	$ 0.8	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.79	$ 0.14	$ 0.46

Acquisition of Maryland Bankcorp, Inc. (Schedule of Acquisition Related Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Merger expenses	$ 574,321	$ 574,369
Data Processing [Member]
Business Acquisition [Line Items]
Merger expenses	64,811	132,500
Salaries [Member]
Business Acquisition [Line Items]
Merger expenses	203,600	96,729
Director Compensation [Member]
Business Acquisition [Line Items]
Merger expenses	87,500
Advisory And Legal Fees [Member]
Business Acquisition [Line Items]
Merger expenses	$ 218,410	$ 345,140

Cash and Equivalents (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Equivalents [Abstract]
Cash, uninsured amount, average balance during period	$ 11,327,498	$ 13,403,045	$ 11,263,538
Federal funds sold, average balance during period	$ 4,511,838	$ 2,720,879	$ 458,457

Investment Securities (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Investment Securities [Abstract]
Proceeds from sale of investments			$ 64,345,405	$ 29,080,400	$ 17,716,257	$ 4,243,654
Gains on sales of investment securities	289,511	72,252	849,539	112,811	140,149	158,551
Proceeds from Sale of Held-to-maturity Securities				488,457	514,079
Held-to-maturity Securities, Sold Security, at Carrying Value					488,457
Held-to-maturity Securities, Sold Security, Realized Gain (Loss), Excluding Other than Temporary Impairments					25,622
Held-to-maturity Securities, Transferred Security, at Carrying Value					19,962,205
Held-to-maturity Securities, Transferred Security, at Fair Value					20,779,758
Held-to-maturity Securities, Transferred to Available-for-sale Securities, Unrealized Gain (Loss)					$ 417,553

Investment Securities (Summary of the Amortized Cost and Estimated Fair value of Securities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	$ 175,066,529	$ 157,802,815	$ 32,599,037	$ 27,403,783
Gross unrealized gains, Available for sale	5,421,677	4,074,690	635,546	638,387
Gross unrealized losses, Available for sale	(124,674)	(92,670)	(184,788)	(29,222)
Total Fair value, Available for Sale	180,363,532	161,784,835	33,049,795	28,012,948
Amortized cost, Held to maturity			21,736,469	5,806,507
Gross unrealized gains, Held to maturity			302,316	270,258
Gross unrealized losses, Held to maturity			(73,204)
Estimated fair value, Held to maturity			21,965,581	6,076,765
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	1,249,246	1,247,889
Gross unrealized gains, Available for sale	3,254	8,361
Total Fair value, Available for Sale	1,252,500	1,256,250
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	32,674,164	25,998,568	3,716,858	7,133,657
Gross unrealized gains, Available for sale	129,782	112,040	90,881	171,946
Gross unrealized losses, Available for sale	(7,325)	(19,537)	(3,942)	(14,928)
Total Fair value, Available for Sale	32,796,621	26,091,071	3,803,797	7,290,675
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	55,120,456	33,753,049	1,302,630	2,253,107
Gross unrealized gains, Available for sale	2,389,663	1,396,859	24,746	36,759
Gross unrealized losses, Available for sale	(115,307)	(7,915)	(169)	(14,294)
Total Fair value, Available for Sale	57,394,812	35,141,993	1,327,207	2,275,572
Amortized cost, Held to maturity			983,783	300,779
Gross unrealized gains, Held to maturity			11,569	2,714
Gross unrealized losses, Held to maturity			(39,568)
Estimated fair value, Held to maturity			955,784	303,493
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	86,022,663	96,803,309	27,579,549	18,017,019
Gross unrealized gains, Available for sale	2,898,978	2,557,430	519,919	429,682
Gross unrealized losses, Available for sale	(2,042)	(65,218)	(180,677)
Total Fair value, Available for Sale	88,919,599	99,295,521	27,918,791	18,446,701
Amortized cost, Held to maturity			20,752,686	5,505,728
Gross unrealized gains, Held to maturity			290,747	267,544
Gross unrealized losses, Held to maturity			(33,636)
Estimated fair value, Held to maturity			$ 21,009,797	$ 5,773,272

Investment Securities (Securities with Unrealized Losses by Length of Impairment) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	$ 12,019,098	$ 15,224,715
Securities in unrealized loss position, fair value	12,019,098	15,224,715
Securities in unrealized loss position, less than 12 months, unrealized losses	124,674	92,670
Securities in unrealized loss position, unrealized losses	124,674	92,670
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value		7,929,685
Securities in unrealized loss position, less than 12 months, unrealized losses		19,537
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	4,494,900
Securities in unrealized loss position, fair value	4,494,900	7,929,685
Securities in unrealized loss position, less than 12 months, unrealized losses	7,325
Securities in unrealized loss position, unrealized losses	7,325	19,537
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	5,979,738	492,085
Securities in unrealized loss position, fair value	5,979,738	492,085
Securities in unrealized loss position, less than 12 months, unrealized losses	115,307	7,915
Securities in unrealized loss position, unrealized losses	115,307	7,915
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	1,544,460	6,802,945
Securities in unrealized loss position, fair value	1,544,460	6,802,945
Securities in unrealized loss position, less than 12 months, unrealized losses	2,042	65,218
Securities in unrealized loss position, unrealized losses	$ 2,042	$ 65,218

Investment Securities (Contractual Maturities and Pledged Securities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Securities [Abstract]
Within one year, amortized cost, Available for Sale	$ 1,423,071	$ 1,259,229	$ 1,009,341	$ 1,644,598
Over one to five years, amortized cost, Available for Sale	15,919,114	19,052,724	1,992,780	4,440,360
Over five to ten years, amortized cost, Available for Sale	33,286,866	28,684,389	12,034,769	8,567,790
Over ten years, amortized cost, Available for Sale	124,437,478	108,806,473	17,562,147	12,751,035
Total Amortized cost, Available for Sale	175,066,529	157,802,815	32,599,037	27,403,783
Within one year, fair value, Available for Sale	1,426,965	1,280,872	1,041,750	1,663,512
Over one to five years, fair value, Available for Sale	16,053,085	19,138,115	2,078,874	4,621,900
Over five to ten years, fair value, Available for Sale	34,083,489	29,502,002	12,202,523	8,760,477
Over ten years, fair value, Available for Sale	128,799,993	111,863,846	17,726,648	12,967,059
Total Fair value, Available for Sale	180,363,532	161,784,835	33,049,795	28,012,948
Pledged securities, amortized cost	36,618,131	34,530,023
Pledged securities, fair value	37,677,667	35,550,747
Over one to five years, amortized cost, Held to Maturity			302,084	99,927
Over five to ten years, amortized cost, Held to Maturity			6,784,476	2,279,892
Over ten years, amortized cost, Held to Maturity			14,649,909	3,426,688
Total Amortized cost, Held to Maturity			21,736,469	5,806,507
Over one to five years, fair value, Held to Maturity			305,385	100,210
Over five to ten years, fair value, Held to Maturity			7,005,706	2,373,515
Over ten years, fair value, Held to Maturity			14,654,490	3,603,040
Total Fair value, Held to Maturity			$ 21,965,581	$ 6,076,765

Credit Commitments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 81,559,098	$ 53,253,302	$ 44,741,574
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	8,226,104	7,900,689	3,882,806
Commercial [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	46,966,082	34,484,923	21,153,839
Construction Real Estate [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	21,397,858	11,512,287	14,573,064
Consumer Loan [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 13,195,158	$ 7,256,092	$ 9,014,671

Earnings Per Common Share (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	79,362	24,990	59,757	32,293

Loans (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended														9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	3 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 contract item	Dec. 31, 2011 contract	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Commercial Real Estate [Member]	Sep. 30, 2012 Construction Real Estate [Member]	Dec. 31, 2011 Construction Real Estate [Member]	Sep. 30, 2012 Residential Real Estate [Member]	Dec. 31, 2011 Residential Real Estate [Member]	Sep. 30, 2012 Consumer Loan [Member]	Dec. 31, 2011 Consumer Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Sep. 30, 2012 Legacy [Member] contract item	Dec. 31, 2011 Legacy [Member] item contract	Dec. 31, 2010 Legacy [Member] contract item	Dec. 31, 2009 Legacy [Member] item contract	Sep. 30, 2012 Legacy [Member] Commercial Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Commercial Real Estate [Member] contract	Dec. 31, 2010 Legacy [Member] Commercial Real Estate [Member] item	Dec. 31, 2009 Legacy [Member] Commercial Real Estate [Member] item	Sep. 30, 2012 Legacy [Member] Construction Real Estate [Member] contract item	Dec. 31, 2011 Legacy [Member] Construction Real Estate [Member] contract item	Sep. 30, 2012 Legacy [Member] Residential Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Residential Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Commercial Loan [Member] contract item	Dec. 31, 2011 Legacy [Member] Commercial Loan [Member] item contract	Dec. 31, 2010 Legacy [Member] Consumer Loan [Member] item	Dec. 31, 2010 Legacy [Member] First Non-Accrual Legacy Loan 2010 [Member]	Mar. 31, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2009 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] Second Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] Second Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] Third Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Sep. 30, 2012 Acquired [Member] contract item	Dec. 31, 2011 Acquired [Member] item contract	Sep. 30, 2012 Acquired [Member] Commercial Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Commercial Real Estate [Member] contract item	Sep. 30, 2012 Acquired [Member] Construction Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Construction Real Estate [Member] item contract	Sep. 30, 2012 Acquired [Member] Residential Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Residential Real Estate [Member] item contract	Sep. 30, 2012 Acquired [Member] Commercial Loan [Member] contract item	Dec. 31, 2011 Acquired [Member] Commercial Loan [Member] contract item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Board of Directors members	7
Commercial real estate lending threshold for monitory	$ 250,000	$ 250,000
Commercial real estate loans to the hospitality industry	57,400,000	54,000,000
Loan to appraisal value								85.00%	80.00%	80.00%	85.00%	85.00%			75.00%
Debt to income ratio											40.00%	40.00%	40.00%	40.00%
Commercial business lending threshold for monitory						250,000	250,000
Loans past due days	90 days	90 days
Non-Performing Loans Number Of Borrowers	33	28														6	2	3	3	3	3	2	3	1	1	1	1	1	1	1														27	26	10	7	4	4	9	9	4	4
Non-accrual account balance	8,230,359	5,830,339	2,710,619													3,151,515	1,247,312	2,710,619	1,586,499	1,704,191	1,704,191	2,426,608	1,586,499	969,337	1,169,337	469,168	469,168	8,819	77,975	284,011	810,291		1,169,337		1,169,337	1,616,317	810,291	1,616,317	464,978		284,011		886,735	5,078,844	4,583,027	2,425,846	2,288,900	100,000	1,184,146	2,295,610	1,019,942	257,388	90,039
Loans receivable non-accrual contractual balance	16,484,528	13,860,753														3,798,495	1,694,292			1,704,191	1,704,191			1,616,317	1,616,317	469,168	469,168	8,819	77,975					1,616,317	1,169,337									12,686,033	12,166,461	5,572,787	6,417,444	2,638,683	2,815,452	4,104,971	2,606,151	369,592	327,414
Loan contractual balance post reduction																																	969,377
Expected proceeds from sale of foreclosure																																970,000			966,000
Expected charge offs from sale of foreclosure																																			203,000
Non-accrual interest not accrued	2,429,868	1,908,543														402,060	214,219	318,532	190,701		91,684	314,804	190,701	295,523	212,484		14,743	110	1,735	3,728				295,523	212,484	212,937		101,867	20,082		3,728		44,948	2,027,808	1,694,324	956,852	1,164,630	547,556	255,560	464,764	241,093	58,636	33,041
Legacy non-accrual loan write offs	526,606	762,263	1,099,817	402,035																												200,000	446,980						232,489
Transferred to non accrual																				352,478						469,168
Transferred to non accrual, interest amount																				26,654						14,743
Gross Loans																																												27,280,565	31,927,256
Acquired impaired loans fair value adjustment																																												13,057,192	15,589,151
Acquired impaired loans fair value, amount																																												14,223,374	16,338,106
Number of non-accrual loans																	2	3	3																									27	22
Allowance for loan losses	4,493,748	3,741,271	2,468,476	2,481,716	1,983,751											3,673,881	3,693,636																					450,000				47,261		819,867	47,635
Additional allowance for loan losses specifically allocated to legacy non-accrual loan																																			65,000
Interest income on acquired impaired loans																																					40,384
Other Repossessed Assets																																										236,750
Gain (Loss) on Sale of Other Assets																																								$ 120,741

Loans (Classifications of Loans) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	$ 324,385,283	$ 273,101,082	$ 153,526,907	$ 124,002,072
Real estate - Construction	52,097,620	51,662,538	24,377,690	30,872,499
Real estate - Residential	91,996,841	96,723,708	27,081,399	23,350,018
Commercial	95,946,143	107,125,895	83,523,056	74,174,400
Consumer	12,247,577	13,674,025	13,079,878	14,622,153
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(4,493,748)	(3,741,271)	(2,468,476)	(2,481,716)	(1,983,751)
Deferred loan costs, net	967,685	751,689	485,976	469,243
Loans and Leases Receivable, Net Reported Amount, Total	573,147,401	539,297,666	299,606,430	265,008,669
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	257,162,870	200,955,448
Real estate - Construction	47,596,991	42,665,407
Real estate - Residential	36,592,811	31,083,835
Commercial	85,323,845	90,795,904
Consumer	11,029,790	11,652,628
Total Financing Receivables	437,706,307	377,153,222
Allowance for loan losses	(3,673,881)	(3,693,636)
Deferred loan costs, net	967,685	751,689
Loans and Leases Receivable, Net Reported Amount, Total	435,000,111	374,211,275
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	67,222,413	72,145,634
Real estate - Construction	4,500,629	8,997,131
Real estate - Residential	55,404,030	65,639,873
Commercial	10,622,298	16,329,991
Consumer	1,217,787	2,021,397
Total Financing Receivables	138,967,157	165,134,026
Allowance for loan losses	(819,867)	(47,635)
Loans and Leases Receivable, Net Reported Amount, Total	$ 138,147,290	$ 165,086,391

Loans (Aging Analysis of Past Due Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 566,253,083	$ 534,838,655
30-59 days past due account balance	801,596	919,154
60-89 days past due account balance	1,571,082	664,730
90 or more days past due account balance	83,550	34,370
Total accruing past due loans	2,456,228	1,618,254
Non-performing loans, account balance	7,964,152	5,830,339
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Non-accrual interest not accrued	2,429,868	1,908,543
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	4,130,037	2,288,900
Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	1,069,337	2,353,483
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	2,764,778	1,019,942
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 days past due account balance		11,043
Non-performing loans, account balance		168,014
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due account balance	801,596	22,698
60-89 days past due account balance	1,571,082	3,494
90 or more days past due account balance		34,370
Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due account balance		896,456
60-89 days past due account balance		650,193
90 or more days past due account balance	83,550
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		2
30-59 days past due, # of Borrowers		1
60-89 days past due, # of Borrowers		3
Total accruing past due loans, # of Borrowers		5
Current	431,491,549	375,126,930
30-59 days past due account balance	780,323	421,805
60-89 days past due account balance	1,568,020	322,805
90 or more days past due account balance	2,064	34,370
Total accruing past due loans	2,350,407	778,980		581,018
Non-performing loans, account balance	3,864,351	1,247,312
Total Financing Receivables	437,706,307	377,153,222
Non-accrual interest not accrued	402,060	214,219	318,532	190,701
Financing Receivable, Modifications, Post-Modification Recorded Investment		5,180,550
Financing Receivable, Modifications, Number of Contracts		4
Legacy [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	2,425,846
Non-accrual interest not accrued	91,684		314,804	190,701
Legacy [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		1
Non-performing loans, account balance	969,337	1,169,337
Non-accrual interest not accrued	295,523	212,484
Legacy [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	469,168
Non-accrual interest not accrued	14,743
Legacy [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		1
60-89 days past due, # of Borrowers		1
60-89 days past due account balance		11,043
Non-performing loans, account balance		77,975
Non-accrual interest not accrued	110	1,735
Legacy [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 or more days past due, # of Borrowers		1
30-59 days past due account balance	780,323
60-89 days past due account balance	1,568,020
90 or more days past due account balance		34,370
Non-accrual interest not accrued			3,728
Financing Receivable, Modifications, Post-Modification Recorded Investment		142,671
Financing Receivable, Modifications, Number of Contracts		1
Legacy [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		1
60-89 days past due, # of Borrowers		2
30-59 days past due account balance		421,805
60-89 days past due account balance		311,762
90 or more days past due account balance	2,064
Financing Receivable, Modifications, Post-Modification Recorded Investment		5,037,879
Financing Receivable, Modifications, Number of Contracts		3
Acquired [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		17
30-59 days past due, # of Borrowers		19
60-89 days past due, # of Borrowers		3
Total accruing past due loans, # of Borrowers		22
Current	134,761,534	159,711,725
30-59 days past due account balance	21,273	497,349
60-89 days past due account balance	3,062	341,925
90 or more days past due account balance	81,486
Total accruing past due loans	105,821	839,274
Non-performing loans, account balance	4,099,801	4,583,027
Total Financing Receivables	138,967,157	165,134,026
Non-accrual interest not accrued	2,027,808	1,694,324
Financing Receivable, Modifications, Post-Modification Recorded Investment		154,088
Financing Receivable, Modifications, Number of Contracts		2
Acquired [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		7
Non-performing loans, account balance	1,704,191	2,288,900
Non-accrual interest not accrued	956,852	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		2
Non-performing loans, account balance	100,000	1,184,146
Non-accrual interest not accrued	547,556	255,560
Acquired [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		4
Non-performing loans, account balance	2,295,610	1,019,942
Non-accrual interest not accrued	464,764	241,093
Acquired [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		4
Non-performing loans, account balance		90,039
Non-accrual interest not accrued	58,636	33,041
Acquired [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		16
60-89 days past due, # of Borrowers		1
30-59 days past due account balance	21,273	22,698
60-89 days past due account balance	3,062	3,494
Financing Receivable, Modifications, Post-Modification Recorded Investment		154,088
Financing Receivable, Modifications, Number of Contracts		2
Acquired [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		3
60-89 days past due, # of Borrowers		2
30-59 days past due account balance		474,651
60-89 days past due account balance		338,431
90 or more days past due account balance	$ 81,486

Loans (Impaired Loans) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Total recorded investment	$ 17,229,396
Total unpaid principal balance	8,973,030
Related allowance	1,104,834
Total average recorded investment	7,235,091
Legacy [Member]
Financing Receivable, Impaired [Line Items]
Total recorded investment	4,297,617
Total unpaid principal balance	3,649,701
Related allowance	284,967
Total average recorded investment	2,299,510
Legacy [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	886,735
Recorded investment with related allowance	1,316,578
Unpaid principle balance with no related allowance	886,735
Unpaid principal balance with related allowance	1,315,642
Related allowance	284,967
Average recorded investment with no related allowance	210,755
Average recorded investment with related allowance	912,436
Legacy [Member] | Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	1,616,317
Unpaid principle balance with no related allowance	969,337
Average recorded investment with no related allowance	1,013,782
Legacy [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	469,168
Unpaid principle balance with no related allowance	469,168
Average recorded investment with no related allowance	161,557
Legacy [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	8,819
Unpaid principle balance with no related allowance	8,819
Average recorded investment with no related allowance	980
Acquired [Member]
Financing Receivable, Impaired [Line Items]
Total recorded investment	12,931,779
Total unpaid principal balance	5,323,329
Related allowance	819,867
Total average recorded investment	4,935,581
Acquired [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	3,228,631
Recorded investment with related allowance	2,344,156
Unpaid principle balance with no related allowance	1,468,222
Unpaid principal balance with related allowance	957,624
Related allowance	599,624
Average recorded investment with no related allowance	1,808,544
Average recorded investment with related allowance	636,445
Acquired [Member] | Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	2,638,683
Unpaid principle balance with no related allowance	100,000
Average recorded investment with no related allowance	827,778
Acquired [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	4,257,819
Unpaid principle balance with no related allowance	2,448,453
Average recorded investment with no related allowance	1,426,915
Acquired [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	240,901
Recorded investment with related allowance	220,243
Unpaid principle balance with no related allowance	128,697
Unpaid principal balance with related allowance	220,243
Related allowance	220,243
Average recorded investment with no related allowance	39,483
Average recorded investment with related allowance	195,771
Acquired [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	1,346
Unpaid principle balance with no related allowance	90
Average recorded investment with no related allowance	$ 645

Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Contract Amount) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 contract item	Dec. 31, 2011 item contract	Dec. 31, 2010 item	Dec. 31, 2009 item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	33	28
Loans receivable non-accrual contractual balance	$ 16,484,528	$ 13,860,753
Non-accrual account balance	8,230,359	5,830,339	2,710,619
Non-accrual interest not accrued	2,429,868	1,908,543
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	16,484,528	13,860,753
90 or more days past due account balance	83,550	34,370
Total accruing past due loans	2,456,228	1,618,254
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 or more days past due account balance		34,370
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	6	2	3	3
Loans receivable non-accrual contractual balance	3,798,495	1,694,292
Non-accrual account balance	3,151,515	1,247,312	2,710,619	1,586,499
Non-accrual interest not accrued	402,060	214,219	318,532	190,701
Non-accrual contract balance		1,694,292
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	3,798,495	1,694,292
30-89 days past due account balance				581,018
90 or more days past due account balance	2,064	34,370
Total accruing past due loans	2,350,407	778,980		581,018
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3		2	3
Loans receivable non-accrual contractual balance	1,704,191
Non-accrual account balance	1,704,191		2,426,608	1,586,499
Non-accrual interest not accrued	91,684		314,804	190,701
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	1,704,191
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Loans receivable non-accrual contractual balance	1,616,317	1,616,317
Non-accrual account balance	969,337	1,169,337
Non-accrual interest not accrued	295,523	212,484
Non-accrual contract balance		1,616,317
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	1,616,317	1,616,317
Legacy [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1
Loans receivable non-accrual contractual balance	469,168
Non-accrual account balance	469,168
Non-accrual interest not accrued	14,743
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	469,168
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Loans receivable non-accrual contractual balance	8,819	77,975
Non-accrual account balance	8,819	77,975
Non-accrual interest not accrued	110	1,735
Non-accrual contract balance		77,975
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	8,819	77,975
Legacy [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers			1
Non-accrual account balance			284,011
Non-accrual interest not accrued			3,728
90 or more days past due account balance		34,370
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	27	17
Loans receivable non-accrual contractual balance	12,686,033	12,166,461
Non-accrual account balance	5,078,844	4,583,027
Non-accrual interest not accrued	2,027,808	1,694,324
Non-accrual contract balance		12,166,461
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	12,686,033	12,166,461
90 or more days past due account balance	81,486
Total accruing past due loans	105,821	839,274
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	10	9
Loans receivable non-accrual contractual balance	5,572,787	6,417,444
Non-accrual account balance	2,425,846	2,288,900
Non-accrual interest not accrued	956,852	1,164,630
Non-accrual contract balance		6,417,444
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	5,572,787	6,417,444
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	4	2
Loans receivable non-accrual contractual balance	2,638,683	2,815,452
Non-accrual account balance	100,000	1,184,146
Non-accrual interest not accrued	547,556	255,560
Non-accrual contract balance		2,815,452
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	2,638,683	2,815,452
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	9	4
Loans receivable non-accrual contractual balance	4,104,971	2,606,151
Non-accrual account balance	2,295,610	1,019,942
Non-accrual interest not accrued	464,764	241,093
Non-accrual contract balance		2,606,151
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	4,104,971	2,606,151
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	4	4
Loans receivable non-accrual contractual balance	369,592	327,414
Non-accrual account balance	257,388	90,039
Non-accrual interest not accrued	58,636	33,041
Non-accrual contract balance		327,414
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	$ 369,592	$ 327,414

Loans (Allowance for Loan Losses by Risk Rating) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment [Line Items]
Ending balance	$ 576,673,464	$ 542,287,248	$ 301,588,930	$ 267,021,142
Allowance for loan losses	4,493,748	3,741,271	2,468,476	2,481,716	1,983,751
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	543,466,904	517,010,521	281,901,972	247,573,949
Allowance for loan losses	2,967,860	3,219,376	1,529,356	884,877
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	17,577,577	11,090,344	13,777,303	11,658,809
Allowance for loan losses	396,324	320,241	489,120	846,839
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	15,628,983	14,186,383	5,909,655	7,788,384
Allowance for loan losses	1,129,564	201,654	450,000	750,000
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	437,706,307	377,153,222
Allowance for loan losses	3,673,881	3,693,636
Legacy [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	416,275,438	362,692,416
Allowance for loan losses	2,967,860	3,219,376
Legacy [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	14,561,148	8,982,637
Allowance for loan losses	396,324	272,606
Legacy [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	6,869,721	5,478,169
Allowance for loan losses	309,697	201,654
Acquired [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	138,967,157	165,134,026
Allowance for loan losses	819,867	47,635
Acquired [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	127,191,466	154,318,105
Acquired [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	3,016,429	2,107,707
Allowance for loan losses		47,635
Acquired [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	8,759,262	8,708,214
Allowance for loan losses	$ 819,867

Loans (Allowance for Loan Losses by Portfolio Segment) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 3,741,271	$ 2,468,476	$ 2,481,716	$ 1,983,751
Provision for loan losses	305,133	1,800,000	1,082,000	900,000
Provision for loan losses for loans acquired with deteriorated credit quality	819,867	47,635
Recoveries	154,083	235,058	4,577
Total allowance increase	5,020,354	4,503,534	3,568,293	2,883,751
Loans charged off	(526,606)	(762,263)	(1,099,817)	(402,035)
Ending Balance	4,493,748	3,741,271	2,468,476	2,481,716
Allowance allocated to loans individually evaluated for impairment with specific allocation		381,771	450,000	750,000
Allowance allocated to loans collectively evaluated for impairment		3,359,500	2,018,476	1,731,716
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,123,068	1,748,122	1,845,126	1,348,850
Provision for loan losses	681,096	967,036	857,818	841,101
Provision for loan losses for loans acquired with deteriorated credit quality	599,624
Recoveries	63,557	13,701	3,650
Total allowance increase	3,467,345	2,728,859	2,706,594	2,189,951
Loans charged off	(348,150)	(605,791)	(958,472)	(344,825)
Ending Balance	3,119,195	2,123,068	1,748,122	1,845,126
Allowance allocated to loans individually evaluated for impairment with specific allocation		175,117	450,000	750,000
Allowance allocated to loans collectively evaluated for impairment		1,947,951	1,298,122	1,095,126
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	922,310	417,198	544,854	526,600
Provision for loan losses	(122,412)	384,642	9,495	18,254
Provision for loan losses for loans acquired with deteriorated credit quality	220,243	47,635
Recoveries	20,258	154,523
Total allowance increase	1,040,399	956,363	554,349	544,854
Loans charged off	(87,691)	(34,053)	(137,151)
Ending Balance	952,708	922,310	417,198	544,854
Allowance allocated to loans individually evaluated for impairment with specific allocation		136,654
Allowance allocated to loans collectively evaluated for impairment		785,656	417,198	544,854
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	565,240	294,723	81,417	94,910
Provision for loan losses	(281,440)	317,778	213,306	36,507
Total allowance increase	283,800	612,501	294,723	131,417
Loans charged off		(47,261)		(50,000)
Ending Balance	283,800	565,240	294,723	81,417
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment		495,240	294,723	81,417
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	130,653	8,433	10,319	13,391
Provision for loan losses	27,889	130,544	1,381	4,138
Recoveries	70,268	66,834	927
Total allowance increase	228,810	205,811	12,627	17,529
Loans charged off	(90,765)	(75,158)	(4,194)	(7,210)
Ending Balance	138,045	130,653	8,433	10,319
Allowance allocated to loans collectively evaluated for impairment		130,653	8,433	10,319
Legacy [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	3,673,881	3,693,636
Allowance allocated to loans individually evaluated for impairment with specific allocation	309,967	334,136
Allowance allocated to loans collectively evaluated for impairment	3,363,914	3,359,500
Legacy [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	309,967	175,117
Allowance allocated to loans collectively evaluated for impairment	2,209,604	1,947,951
Legacy [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation		89,019
Allowance allocated to loans collectively evaluated for impairment	732,465	785,656
Legacy [Member] | Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment	283,800	495,240
Legacy [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans collectively evaluated for impairment	138,045	130,653
Acquired [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	819,867	47,635
Allowance allocated to loans individually evaluated for impairment with specific allocation	819,867	47,635
Acquired [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	599,624
Acquired [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	$ 220,243	$ 47,635

Loans (Loans Balances Related to Allowance and the Basis of Impairment Methodology) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		$ 6,203,679	$ 1,616,317	$ 1,972,739
Loans individually evaluated for impairment without specific reserve		3,608,444	4,293,338	5,815,645
Loans collectively evaluated for impairment		532,475,125	295,679,275	259,232,758
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		5,924,354	1,616,317	1,972,739
Loans individually evaluated for impairment without specific reserve		1,720,458	2,273,029	3,734,900
Loans collectively evaluated for impairment		413,842,516	201,096,650	172,516,950
Total Financing Receivables	468,479,744	421,487,328	204,985,996	178,224,589
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		136,654
Loans individually evaluated for impairment without specific reserve		1,887,986	2,020,309	2,080,745
Loans collectively evaluated for impairment		105,101,255	81,502,747	72,093,655
Total Financing Receivables	95,946,143	107,125,895	83,523,056	74,174,400
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment		8,717,775	11,621,392	13,120,566
Total Financing Receivables	8,036,872	8,860,446	11,621,392	13,120,566
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment		4,813,579	1,458,486	1,501,587
Total Financing Receivables	4,210,705	4,813,579	1,458,486	1,501,587
Legacy [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,315,642	6,156,044
Loans individually evaluated for impairment without specific reserve	5,554,078	3,608,444
Loans collectively evaluated for impairment	430,836,587	367,388,734
Total Financing Receivables	437,706,307	377,153,222
Legacy [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,315,642	5,924,354
Loans individually evaluated for impairment without specific reserve	3,652,420	1,720,458
Loans collectively evaluated for impairment	336,384,610	267,059,878
Legacy [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		89,019
Loans individually evaluated for impairment without specific reserve	1,901,658	1,887,986
Loans collectively evaluated for impairment	83,422,187	88,818,899
Legacy [Member] | Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment	8,036,872	8,717,775
Legacy [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	2,992,918	2,792,182
Acquired [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,177,867	47,635
Loans individually evaluated for impairment without specific reserve	14,223,374	16,290,470
Loans collectively evaluated for impairment	123,565,916	148,795,921
Total Financing Receivables	138,967,157	165,134,026
Acquired [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	957,624
Loans individually evaluated for impairment without specific reserve	12,954,203	14,830,285
Loans collectively evaluated for impairment	113,215,245	131,952,352
Acquired [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	220,243	47,635
Loans individually evaluated for impairment without specific reserve	1,269,171	1,460,185
Loans collectively evaluated for impairment	9,132,884	14,822,172
Acquired [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	$ 1,217,787	$ 2,021,397

Loans (Schedule of Maturity and Rate Repricing) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year repricing or maturing		$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years repricing or maturing		292,507,248	149,488,074	131,119,339
Over five years repricing or maturing		67,537,140	27,186,296	34,092,243
Loans and Leases Receivable, Gross, Carrying Amount	576,673,464	542,287,248	301,588,930	267,021,142
Total bank loans pledged		264,053,734
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	437,706,307	377,153,222
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 138,967,157	$ 165,134,026

Equity Securities (Details) (USD $)	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2011 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2010 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2009 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2011 ACBB BITS [Member] Equity Securities [Member]	Dec. 31, 2011 Student Loan Marketing Association [Member] Equity Securities [Member]	Dec. 31, 2011 Maryland Financial Bank [Member]	Dec. 31, 2011 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Schedule of Cost-method Investments [Line Items]
Cost-method Investments, Aggregate Carrying Amount	$ 3,946,042	$ 2,562,750	$ 2,957,650	$ 1,572,900	$ 827,050	$ 1,037,050	$ 119,500	$ 12,000	$ 12,000	$ 1,739,300	$ 1,548,700	$ 1,733,600	$ 100,000	$ 261,845		$ 152,497	$ 175,000	$ 175,000
Cost-method Investments, Other than Temporary Impairment															$ 122,500				$ 539

Stock Based Compensation (Vesting Schedule of Unvested Restricted Stock Awards) (Details)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, nonvested		15,691		17,641
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Total Issued
Number of restricted shares, nonvested	19,330	15,691	18,148	17,641
Vesting Schedule 1 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/28/2010
Vesting date	1/28/2013
Number of restricted shares, nonvested	4,682
Vesting Schedule 2 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2013
Number of restricted shares, nonvested	2,110
Vesting Schedule 3 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2014
Number of restricted shares, nonvested	2,111
Vesting Schedule 4 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	12/31/2012
Number of restricted shares, nonvested	3,120
Vesting Schedule 5 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2013
Number of restricted shares, nonvested	2,435
Vesting Schedule 6 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2014
Number of restricted shares, nonvested	2,436
Vesting Schedule 7 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2015
Number of restricted shares, nonvested	2,436

Pointer Ridge Office Investment, LLC (Summary Of Condensed Balance Sheets And Statements Of Income Information) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 17, 2008
Chesapeake Custom Homes, L.L.C. Membership Interest In Pointer Ridge [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest								12.50%
Pointer Ridge Office Investment, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in ownership percentage					12.50%
Owned membership interest					62.50%			62.50%
Current assets	$ 309,404		$ 309,404		$ 429,611	$ 758,257	$ 891,233
Non-current assets	6,987,772		6,987,772		7,088,001	7,252,413	7,432,268
Liabilities	6,233,193		6,233,193		6,299,819	6,397,360	6,480,230
Equity	1,063,983		1,063,983		1,217,793	1,613,310	1,843,271
Revenue	213,415	187,285	624,669	576,407	765,044	822,920	1,239,137
Expenses	268,519	287,788	778,478	914,763	1,160,562	1,017,184	1,006,563
Net loss	$ (55,104)	$ (100,503)	$ (153,809)	$ (338,356)	$ (395,518)	$ (194,264)	$ 232,574

Premises And Equipment (Schedule Of Premises And Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,538,599	$ 20,141,641	$ 19,805,480
Accumulated depreciation	4,323,170	3,274,080	2,479,381
Net premises and equipment	23,215,429	16,867,561	17,326,099	23,883,734
Depreciation expense	1,080,364	794,494	676,127
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,300,943	3,207,423	3,207,423
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,244,033	12,085,285	12,042,540
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,268,268	2,225,181	2,171,310
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,725,355	$ 2,623,752	$ 2,384,207
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Maximum [Member] | Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	23 years

Premises And Equipment (Schedule Of Capitalized Computer Software) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Computer software, Cost	$ 339,744	$ 224,028	$ 224,028
Computer software, Accumulated amortization	235,423	217,519	204,280
Net computer software	104,321	6,509	19,748
Amortization expense	$ 17,904	$ 13,239	$ 23,218
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years

Deposits (Schedule Of Interest Bearing Deposits) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
Interest bearing deposits	$ 520,629,456	$ 273,032,442	$ 245,464,373

Deposits (Schedule Of Time Deposits, By Contractual Maturity) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
Time deposits	$ 336,068,743	$ 192,530,487	$ 194,460,614

Deposits (Schedule Of Interest Expense On Deposits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
Interest on deposits, Total	$ 4,389,694	$ 3,920,338	$ 4,553,099

Short Term Borrowings (Narrative Part I) (Details) (USD $)	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 29,500,000
Available-for-sale Securities Pledged as Collateral, Book Value	30,618,545
Available-for-sale Securities Pledged as Collateral	31,537,558
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000

Short Term Borrowings (Narrative Part II) (Details) (Federal Home Loan Bank of Atlanta [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 241
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	72.3
Federal Home Loan Bank, Advances, Short-term	10
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 62.3

Short Term Borrowings (Schedule Of Short Term Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	$ 38,672,657	$ 5,669,332	$ 16,149,939	$ 44,544,608
Short Term Borrowings, Average for the year, Amount	30,230,576	21,670,180	16,766,261
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	7,784,561	5,669,332	11,149,939
Short Term Borrowings, Outstanding at year end, Rate	0.20%	0.50%	0.50%
Short Term Borrowings, Average for the year, Amount	8,917,822	17,103,742	14,928,390
Short Term Borrowings, Average for the year, Rate	0.13%	0.68%	0.62%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	20,888,096
Short Term Borrowings, Outstanding at year end, Rate	0.50%
Short Term Borrowings, Average for the year, Amount	20,888,096
Short Term Borrowings, Average for the year, Rate	0.50%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Average for the year, Amount			603
Federal Home Loan Bank Advance, Due November 2010 [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount			5,000,000
Short Term Borrowings, Outstanding at year end, Rate			3.66%
Short Term Borrowings, Average for the year, Amount		4,566,438	1,837,268
Short Term Borrowings, Average for the year, Rate		3.66%	3.66%
Federal Home Loan Bank Advance, Due December 2012, Advance One [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	5,000,000
Short Term Borrowings, Outstanding at year end, Rate	3.36%
Short Term Borrowings, Average for the year, Amount	260,274
Short Term Borrowings, Average for the year, Rate	3.36%
Federal Home Loan Bank Advance, Due December 2012, Advance Two [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	5,000,000
Short Term Borrowings, Outstanding at year end, Rate	3.12%
Short Term Borrowings, Average for the year, Amount	$ 164,384
Short Term Borrowings, Average for the year, Rate	3.12%

Long Term Borrowings (Schedule Of Long Term Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	$ 6,284,479	$ 16,371,947	$ 16,454,067	$ 6,216,463
Long Term Borrowings, Average for the year, Amount	15,900,134	16,409,188	21,051,203
Senior Notes [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	6,284,479	6,371,947	6,454,067
Long Term Borrowings, Outstanding at year end, Rate	6.28%	6.28%	6.28%
Long Term Borrowings, Average for the year, Amount	6,324,792	6,409,188	6,489,559
Long Term Borrowings, Average for the year, Rate	6.28%	6.28%	6.28%
Federal Home Loan Bank Advance, Due December 2012, Advance One [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount		5,000,000	5,000,000
Long Term Borrowings, Outstanding at year end, Rate		3.36%	3.36%
Long Term Borrowings, Average for the year, Amount	4,739,726	5,000,000	5,000,000
Long Term Borrowings, Average for the year, Rate	3.36%	3.36%	3.36%
Federal Home Loan Bank Advance, Due December 2012, Advance Two [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount		5,000,000	5,000,000
Long Term Borrowings, Outstanding at year end, Rate		3.12%	3.12%
Long Term Borrowings, Average for the year, Amount	4,835,616	5,000,000	5,000,000
Long Term Borrowings, Average for the year, Rate	3.12%	3.12%	3.12%
Federal Home Loan Bank Advance, Due November 2010 [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long Term Borrowings, Average for the year, Amount			$ 4,561,644
Long Term Borrowings, Average for the year, Rate			3.66%

Long Term Borrowings (Schedule Of Maturities Of Long Term Borrowings) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Term Borrowings [Abstract]
2012		$ 94,385
2013		100,555
2014		107,130
2015		114,134
2016		5,868,275
Long-term Debt, Total	$ 6,216,463	$ 6,284,479	$ 16,371,947	$ 16,454,067

Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2008 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2008 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2011 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2011 Board of Directors Chairman [Member]	Dec. 31, 2010 Board of Directors Chairman [Member]	Dec. 31, 2009 Board of Directors Chairman [Member]	Dec. 31, 2011 Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction										$ 188,250	$ 369	$ 21,566
Related Party Deposit Liabilities							5,955,165	8,721,286	8,798,695
Related Party Transaction, Expenses from Transactions with Related Party	558,558	542,290	526,494
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				50.00%		62.50%
Related Party Disclosures, Ownership Percentage, Other Entities													52.00%
Subsidiary or Equity Method Investee, Percentage Ownership, Increase (Decrease)					12.50%
Subsidiary or Equity Method Investee, Cumulative Proceeds Received on All Transactions					205,000
Due to Officers or Stockholders							$ 292,074

Related Party Transactions (Schedule Of Loans And Leases Receivable, Related Parties) (Details) (Management [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Management [Member]
Related Party Transaction [Line Items]
Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax asset	$ 545,939	$ 545,939
Increase (Decrease) in valuation allowance	500,000
Operating Loss Carryforwards			3,540,000
Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance			1,200,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits			154,000
Increase (Decrease) in valuation allowance	(500,000)
Operating Loss Carryforwards, Annual Deduction Allowed, In the Next Twelve Months	645,278
Operating Loss Carryforwards, Annual Deduction Allowed, After Year One	856,459
Operating Loss Carryforwards, Expiring in 2030 [Member] | Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,336,000
Operating Loss Carryforwards, Expiration Year	2030
Operating Loss Carryforwards, Expiring in 2031 [Member] | Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,180,000
Operating Loss Carryforwards, Expiration Year	2031

Income Taxes (Schedule Of Components of Income Tax Expense (Benefit)) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, Federal			$ 1,797,275	$ 824,005	$ 1,024,750
Current, State			641,007	197,239	259,538
Current			2,438,282	1,021,244	1,284,288
Deferred	(66,149)	243,900	(511,658)	(24,494)	(228,766)
Income tax expense			$ 1,926,624	$ 996,750	$ 1,055,522

Income Taxes (Schedule Of Current Period Deferred Tax Assets) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Provision for loan losses			$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest			(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned			190,619	(20,670)
Director stock options			(15,247)	(5,648)	(8,298)
Deferred compensation plans			4,450	(86,832)	(52,760)
Deferred loan origination costs, net			97,363	17,571	(114,426)
Depreciation			421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities			(818,015)
Net operating loss carryover			255,117
Accretion of fair value adjustments for acquired assets and liabilities			869,554
Investment impairment loss			(48,320)
Non-compete and consulting agreements			54,237
Core deposit intangible amortization			(230,368)
Defined benefit plan			(65,041)
Other			(1,400)
Reduction of valuation allowance			(500,000)
Deferred Income Tax Expense (Benefit), Total	$ (66,149)	$ 243,900	$ (511,658)	$ (24,494)	$ (228,766)

Income Taxes (Schedule Of Deferred Tax Assets and Liabilities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Allowance for loan losses		$ 948,828	$ 823,454	$ 933,688
Non-accrual interest		664,164	78,120	27,697
Impairment losses and expenses on other real estate owned		1,916,766	20,670
Director stock options		45,811	26,087	20,439
Deferred compensation plans		1,632,293	265,484	178,652
Net operating loss carryover		1,142,158
Fair value adjustments for acquired assets and liabilities		6,107,727
Investment impairment loss		48,320
Non-compete agreements		103,543
Deferred Tax Assets, Gross, Total		12,609,610	1,213,815	1,160,476
Deferred loan origination costs		407,813	310,450	292,879
Depreciation		1,346,627	460,012	448,738
Core deposit intangible		1,743,032
Defined benefit plan		406,501
Net unrealized gain on securities available for sale		915,669	177,802	240,285
Deferred Tax Liabilities, Gross, Total		4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance		7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	545,939
Net deferred tax asset		$ 7,244,029	$ 265,551	$ 178,574

Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory federal income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.10%	5.70%	4.00%
Bank owned life insurance	(2.90%)	(3.90%)	(3.50%)
Other tax exempt income	(4.40%)	(3.10%)	(1.80%)
Stock based compensation awards	0.40%	1.30%	1.10%
Other non-deductible expenses	1.00%	6.10%	0.30%
Reduction of valuation allowance for deferred tax asset	(7.00%)
Net income attributable to the non-controlling interest	0.70%	1.00%	(0.90%)
Effective tax rate	26.90%	41.10%	33.20%

Retirement And Pension Plans (Narrative) (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2011 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2010 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2009 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2012 MB&T Pension Plan [Member]	Oct. 01, 2012 MB&T Pension Plan [Member]	Dec. 31, 2011 MB&T Pension Plan [Member]	Sep. 30, 2012 Old Line Bank [Member]	Sep. 30, 2012 Old Line Bank Certificates Of Deposit [Member]	Dec. 31, 2011 Old Line Bank Certificates Of Deposit [Member]	Sep. 30, 2012 Cash and Cash Equivalents [Member] MB&T Pension Plan [Member]	Dec. 31, 2011 Money Market Funds [Member]	Sep. 30, 2012 Money Market Funds [Member] MB&T Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				4.00%			4.00%
Defined Benefit Plan, Contributions By Employer							$ 302,615,000	$ 158,523,000	$ 132,284,000	$ 116,545	$ 38,605	$ 349,636	$ 131,345
Defined Contribution Plan, Cost Recognized	78,820	84,060		226,237		218,991								11,282	221,814	133,758
Number of shares of equity securities issued by employer	184,360			184,360	181,508		181,508
Amount invested from employee stock ownership plan																				312,978	19,000
Expected future benefit payments to be paid in next fiscal year																			2,052,353
Defined benefit plan, plan assets																						10,000	5,754	4,675	2,316,313
Benefits paid			37,794		2,046,815												496,859
Pension and other postretirement defined benefit plans, liabilities	4,570,725			4,570,725	4,342,664		4,342,664											2,116,489
Defined benefit plan expense, net							191,912										100,000
Expected periodic pension expense, 4th quarter 2012																	930,000
Expected deferred tax liability adjustment, 4th quarter 2012																	$ 406,000
Defined Contribution Plan, Vesting Period							5 years
Defined Contribution Plan, Percentage of Final Average Earnings Used to Calculate Benefits							0.75%
Defined Contribution Plan, Percentage of Excess Average Earnings Used to Calculate Benefits							0.60%

Retirement And Employee Stock Ownership Plans (Schedule of Net Benefit Costs) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Interest cost	$ 54,963	$ 164,889	$ 164,889
Settlement cost			27,023
Net periodic pension cost			$ 191,912

Retirement And Employee Stock Ownership Plans (Schedule of Financial Status of the Pension Cost) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement And Employee Stock Ownership Plans [Abstract]
Projected benefit obligation at beginning of year	$ 3,740,701	$ 3,757,870	$ 3,740,701
Interest Cost	54,963	164,889	164,889
Actuarial (gain) loss		1,734
Benefits paid	(37,794)	(2,046,815)
Projected benefit obligation at end of year	3,757,870	1,877,678	1,877,678	3,740,701
Fair value of plan assets at beginning of year	5,056,343	5,002,673	5,056,343
Actual return on plan assets	(15,876)	(47,629)
Employer contribution			302,615,000	158,523,000	132,284,000
Fair value of plan assets at end of year	5,002,673	2,908,229	2,908,229	5,056,343
Funded status at end of year	1,244,803	1,030,551	1,030,551
Amounts recognized in balance sheet, Non-current assets	1,244,803	1,030,551	1,030,551
Amounts recognized in balance sheet, Total	1,244,803	1,030,551	1,030,551
Amounts recognized in accumulated other comprehensive income, Net (gain) loss	730,215	49,363	49,363
Amounts recognized in accumulated other comprehensive income, Acquisition effect	(730,215)
Amounts recognized in accumulated other comprehensive income, Settlement effect		(27,023)	(27,023)
Amounts recognized in accumulated other comprehensive income, Total		$ 22,340	$ 22,340

Retirement And Employee Stock Ownership Plans (Schedule Of Assumptions Used) (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Discount rate	6.00%	5.50%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%

Capital Standards (Schedule Of Regulatory Capital Amounts And Ratios Of The Company And The Bank) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual, Amount	$ 64,339	$ 39,249	$ 38,053
Capital, Minimum capital adequacy, Amount	45,715	25,362	22,239
Capital, To be well capitalized, Amount	57,143	31,703	27,799
Capital to risk weighted assets, Actual, Ratio	11.30%	12.40%	13.70%
Capital to risk weighted assets, Minimum capital adequacy, Ratio	8.00%	8.00%	8.00%
Capital to risk weighted assets, To be well capitalized, Ratio	10.00%	10.00%	10.00%
Tier 1 risk-based capital, Actual, Amount	60,597	36,781	35,571
Tier 1 risk-based capital, Minimum capital adequacy, Amount	22,857	12,681	11,120
Tier 1 risk-based capital, To be well capitalized, Amount	34,286	19,022	16,679
Tier 1 risk-based capital to risk weighted assets, Actual, Ratio	10.60%	11.60%	12.80%
Tier 1 risk-based capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 risk-based capital to risk weighted assets, To be well capitalized, Ratio	6.00%	6.00%	6.00%
Tier 1 leverage capital, Actual, Amount	60,597	36,781	35,571
Tier 1 leverage capital, Minimum capital adequacy, Amount	31,155	16,057	14,228
Tier 1 leverage capital, To be well capitalized, Amount	38,943	20,071	17,785
Tier 1 leverage capital to risk weighted assets, Actual, Ratio	7.80%	9.20%	10.00%
Tier 1 leverage capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 leverage capital to risk weighted assets, To be well capitalized, Ratio	5.00%	5.00%	5.00%
Old Line Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual, Amount	63,467	37,960	36,444
Capital, Minimum capital adequacy, Amount	45,651	25,232	22,700
Capital, To be well capitalized, Amount	57,064	31,540	28,385
Capital to risk weighted assets, Actual, Ratio	11.10%	12.00%	12.80%
Capital to risk weighted assets, Minimum capital adequacy, Ratio	8.00%	8.00%	8.00%
Capital to risk weighted assets, To be well capitalized, Ratio	10.00%	10.00%	10.00%
Tier 1 risk-based capital, Actual, Amount	59,726	35,492	33,962
Tier 1 risk-based capital, Minimum capital adequacy, Amount	22,825	12,616	11,354
Tier 1 risk-based capital, To be well capitalized, Amount	34,238	18,924	17,031
Tier 1 risk-based capital to risk weighted assets, Actual, Ratio	10.50%	11.30%	12.00%
Tier 1 risk-based capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 risk-based capital to risk weighted assets, To be well capitalized, Ratio	6.00%	6.00%	6.00%
Tier 1 leverage capital, Actual, Amount	59,726	35,492	33,962
Tier 1 leverage capital, Minimum capital adequacy, Amount	31,155	15,991	14,181
Tier 1 leverage capital, To be well capitalized, Amount	$ 38,943	$ 19,989	$ 17,727
Tier 1 leverage capital to risk weighted assets, Actual, Ratio	7.70%	8.90%	9.60%
Tier 1 leverage capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 leverage capital to risk weighted assets, To be well capitalized, Ratio	5.00%	5.00%	5.00%

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 1,172,843	$ 521,637	$ 475,113
Branch locations	14
Loan production offices	5
Pointer Ridge Office Investment, LLC [Member]
Loss Contingencies [Line Items]
Notes Payable to Bank	$ 6,600,000
Equity Method Investment, Ownership Percentage	62.50%

Commitments And Contingencies (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
Future minimum lease commitments	$ 16,738,302

Fair Value Measurements (Narrative) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate and Foreclosed Assets	$ 3,231,449	$ 4,004,609	$ 1,153,039
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate and Foreclosed Assets	$ 3,231,449	$ 4,004,609

Fair Value Measurements (Available-for-sale Securities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 180,363,532	$ 161,784,835	$ 33,049,795	$ 28,012,948
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,253,000	24,450,000	2,111,000	4,708,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	179,111,000	137,335,000	30,939,000	23,305,000
SLMA stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	247,000	262,000
SLMA stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 247,000	$ 262,000

Fair Value Measurements (Other Real Estate Owned) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Real Estate Owned [Line Items]
Beginning balance	$ 4,004,609
Transferred in	191,921	1,114,290
Investments in improvements	15,525	88,965
Write down in value	(281,000)	(100,000)
Sales/deposits on sales	(699,606)	(86,136)
Total end of period	3,231,449	4,004,609
Acquired [Member]
Other Real Estate Owned [Line Items]
Beginning balance	2,132,777	1,834,451
Transferred in	191,921	289,000
Investments in improvements	15,525	88,965
Write down in value	(61,000)
Sales/deposits on sales	(699,002)	(79,639)
Total end of period	1,580,221	2,132,777
Legacy [Member]
Other Real Estate Owned [Line Items]
Beginning balance	1,871,832	1,153,039
Transferred in		825,290
Write down in value	(220,000)	(100,000)
Sales/deposits on sales	(604)	(6,497)
Total end of period	$ 1,651,228	$ 1,871,832

Fair Value Measurements (Fair Value of Financial Instruments on Recurring Basis) (Details) (USD $)	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2009 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2009 Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits		$ 297,000	$ 15,031,102		$ 297,482	$ 15,491,899
Investment securities	161,784,835	54,786,264	33,819,455	161,784,835	55,015,376	34,089,713	1,249,246	24,450,070	1,252,500	24,450,070	179,114,286	137,334,765	179,111,032	137,334,765
Loans	539,297,666	299,606,430	265,008,669	547,218,763	301,862,245	269,907,318									573,147,401	539,297,666	577,722,605	547,218,763
Interest bearing deposits	520,629,456	273,032,442	245,464,373	522,248,781	274,003,958	247,456,675									545,730,571	520,629,456	546,344,318	522,248,781
Short term borrowings	38,672,657	5,669,332	16,149,939	38,967,244	5,669,332	16,297,360									44,544,608	38,672,657	44,608,198	38,967,244
Long term borrowings	$ 6,284,479	$ 16,371,947	$ 16,454,067	$ 6,452,391	$ 10,618,094	$ 17,261,757									$ 6,216,463	$ 6,284,479	$ 6,424,952	$ 6,452,391

Other Operating Expenses (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses	$ 1,533,384	$ 1,557,284	$ 4,686,267	$ 3,514,313	$ 5,139,154	$ 2,175,800	$ 1,864,821
Advertising [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					150,735	61,816	41,787
Audit And Exam Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					120,498	84,500	60,500
Branch Security Costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					110,216	57,940	44,020
Business Development [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					202,878	138,360	116,819
Consulting Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					120,741
Directors Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					244,016	220,533	137,698
Internet Banking [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					267,503	64,033	45,275
Janitorial [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					156,930	83,425	74,447
Organizational And Legal Expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					342,400	79,305	68,491
Other Real Estate Owned Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					293,450	72,153
Pointer Ridge Other Operating [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					562,223	413,484	405,868
Stationery And Supplies [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					213,136	76,145	64,037
Telephone [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					464,786	60,683	57,513
Travel And Accommodations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					77,767	52,768	41,859
Other [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					$ 1,811,875	$ 710,655	$ 706,507

Parent Company Financial Information (Balance Sheets) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and due from banks	$ 43,813,588	$ 43,434,375	$ 14,325,266	$ 7,402,137
Loans	573,147,401	539,297,666	299,606,430	265,008,669
Other assets	2,990,530	2,964,626	1,610,715	1,982,262
Total assets	863,882,478	811,042,301	401,909,950	357,218,526
Common stock	68,308	68,177	38,917	38,624
Additional paid-in capital	53,647,456	53,489,075	29,206,617	29,034,954
Retained earnings	17,087,831	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	3,171,006	2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity	73,974,601	68,039,966	37,053,758	35,940,904
Total liabilities and stockholders' equity	863,882,478	811,042,301	401,909,950	357,218,526
Parent Company [Member]
Cash and due from banks		35,146	12,097	95,232
Loans			272,889	275,920
Other assets		107,806	132,952	120,918
Total assets		68,071,895	37,191,867	35,975,532
Accounts payable		31,929	138,109	34,628
Common stock		68,177	38,917	38,624
Additional paid-in capital		53,489,075	29,206,617	29,034,954
Retained earnings		12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income		2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity		68,039,966	37,053,758	35,940,904
Total liabilities and stockholders' equity		68,071,895	37,191,867	35,975,532
Real Estate LLC [Member]
Investments		761,121	1,008,319	1,152,044
Old Line Bank [Member]
Investments		$ 67,167,822	$ 35,765,610	$ 34,331,418

Parent Company Financial Information (Statements Of Income) (Details) (USD $)	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest on loans	$ 8,702,142		$ 8,573,052											$ 25,287,273	$ 20,510,217	$ 28,432,701	$ 16,599,612	$ 15,304,608
Total interest revenue	9,800,573	9,062,000	9,737,104	8,874,000	4,648,000	4,786,000	4,759,000	4,574,000	4,390,000	4,374,000	4,392,000	4,227,000	4,102,000	28,666,557	23,258,938	32,320,513	18,508,831	17,095,856
Non-interest revenue	840,102		1,015,801											2,874,701	1,858,012	2,741,277	1,352,002	1,819,767
Non-interest expense	6,081,758		6,153,166											18,017,100	15,245,782	20,884,343	11,409,505	9,256,881
Income before income taxes	2,920,121		2,407,210											8,495,177	5,015,242	7,158,276	2,426,565	3,178,888
Income tax expense (benefit)	912,490		737,405											2,739,254	1,729,005	1,926,624	996,750	1,055,522
Net income attributable to Old Line Bancshares, Inc.																5,379,971	1,502,664	2,036,150
Parent Company [Member]
Dividend from Old Line Bank																821,496	465,844	653,067
Interest on money market and certificates of deposit																4,794	797	612
Interest on loans																5,787	20,867	37,019
Total interest revenue																832,077	487,508	690,698
Non-interest revenue																(247,198)	(121,416)	145,359
Non-interest expense																460,034	491,938	129,134
Income before income taxes																124,845	(125,846)	706,923
Income tax expense (benefit)																(175,662)	(98,394)	21,243
Income before undistributed net income of Old Line Bank																300,507	(27,452)	685,680
Undistributed net income of Old Line Bank																5,079,464	1,530,116	1,350,470
Net income attributable to Old Line Bancshares, Inc.																$ 5,379,971	$ 1,502,664	$ 2,036,150

Parent Company Financial Information (Statements Of Cash Flows) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes (refund received)	$ (2,657,389)	$ (226,596)	$ (227,269)	$ (1,386,310)	$ (1,073,097)
Net cash provided by (used in) investing activities	(52,822,318)	(15,734,688)	(43,350,061)	(43,301,095)	(39,216,751)
Cash and cash equivalents of acquired bank		41,967,182	41,967,182
Proceeds from stock options exercised, including tax benefit			40,788	53,829
Repurchase of preferred stock & warrants					(7,225,000)
Acquisition cash consideration		(1,022,161)	(1,022,413)
Cash dividends paid-preferred stock					(213,888)
Cash dividends paid-common stock	(819,512)	(548,897)	(821,497)	(465,842)	(463,483)
Net cash provided by (used in) financing activities	45,318,247	38,198,133	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents	1,111,496	30,711,577	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year	43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Net income attributable to Old Line Bancshares, Inc.			5,379,971	1,502,664	2,036,150
Stock based compensation awards	135,381	106,118	132,661	118,127	119,711
Other liabilities	528,234	(246,024)	(1,263,811)	306,914	(3,047,499)
Other assets	(25,904)	752,582	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities	8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Parent Company [Member]
Interest and dividends received			833,271	487,521	692,352
Income taxes (refund received)			52,161		(8,613)
Reimbursement received (cash paid) for operating expenses			(286,601)	(183,983)	(126,231)
Principal collected on loans made			272,889	3,031	275,832
Investment in Old Line Bank					7,000,000
Return of principal from (investment in) real estate LLC				22,309
Net cash provided by (used in) investing activities			272,889	25,340	7,275,832
Cash and cash equivalents of acquired bank			25,239
Proceeds from stock options exercised, including tax benefit			40,788	53,829
Repurchase of preferred stock & warrants					(7,225,000)
Proceeds from issuance of common stock			6,332,844
Acquisition cash consideration			(1,022,162)
Repayment of acquired bank debt			(5,403,883)
Cash dividends paid-preferred stock					(213,888)
Cash dividends paid-common stock			(821,497)	(465,842)	(463,483)
Net cash provided by (used in) financing activities			(848,671)	(412,013)	(7,902,371)
Net increase (decrease) in cash and cash equivalents			23,049	(83,135)	(69,031)
Cash and cash equivalents at beginning of year		12,097	12,097	95,232	164,263
Cash and cash equivalents at end of year			35,146	12,097	95,232
Net income attributable to Old Line Bancshares, Inc.			5,379,971	1,502,664	2,036,150
Undistributed net income of Old Line Bank			(5,079,464)	(1,530,116)	(1,350,470)
Stock based compensation awards			132,661	118,127	119,711
(Income) loss from investment in real estate LLC			247,198	121,416	(145,359)
Other liabilities			16,820	103,481	9,073
Other assets			(98,355)	(12,034)	(111,597)
Net cash provided by (used in) operating activities			$ 598,831	$ 303,538	$ 557,508

Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2009	Jul. 31, 2009	Dec. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised								$ 29,259	$ 55,659	$ 0
Stock-based Compensation Expense				49,521	31,302	135,381	106,118	132,661	118,127	119,711
Tax benefit associated with the issuance of non-qualified option							15,097		10,124	8,298
Unrecognized Compensation Cost				188,917		188,917
Stock options unrecognized compensation cost								14,219
Restricted stock awards unrecognized compensation cost								66,365
Compensation cost relates to non-vested stock options and restricted stock awards expected to realize over time, years						2 years 3 months		2 years
Number of shares remaining available for future issuance				145,917		145,917		249,042
Options exercised						2,900
Options exercised						(2,900)
Restricted stock granted, Number of shares								8,786	17,641
Restricted stock vested, Number of shares								10,736
Preferred stock, shares issued			7,000								7,000
Preferred stock, par value			$ 1								$ 1
Preferred stock, liquidation preference per share			$ 1,000								$ 1,000
Number of securities called by warrant			141,892								141,892
Common stock, par value			$ 0.01					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Exercise price of warrant			$ 7.4
Date from which warrant exercisable											Dec 5, 2008
Period of warrant exercisable, years			10 years
Preferred stock, value outstanding			7,000,000								7,000,000
Payments for repurchase of preferred stock		7,058,333
Payments for repurchase of warrants	225,000
Preferred stock accrued dividends		$ 58,333
Repayment of preferred stock and warrant, shares		7,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting Period, Maximum, Years						10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, Number of shares						10,947	8,786
Restricted stock awards vested and forfeited, number of shares						189
Restricted stock vested, Number of shares						6,788	8,279
Restricted stock awards non vested and forfeited, number of shares						520
December 31, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, Number of shares									3,600
December 31, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, Number of shares								2,457
January 31, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest									4,680
January 27, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,110	4,681
January 28, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,110	4,680
January 27, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,109

Stockholders' Equity (Summary of The Stock Option Activity) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation [Abstract]
Outstanding, beginning of period	325,331	310,151	310,151	299,270	236,620
Options granted	94,627	23,280	23,280	22,581	62,650
Options exercised	(2,900)
Stock options exercised, shares			(8,100)	(11,700)
Options forfeited	(2,000)
Outstanding, end of period	415,058	333,431	325,331	310,151	299,270
Outstanding, beginning of period	$ 8.65	$ 8.6	$ 8.6	$ 8.5	$ 9.09
Options granted	$ 8.47	$ 7.82	$ 7.82	$ 7.13	$ 6.3
Options exercised	$ 6.4		$ 4.39	$ 3.44
Options forfeited	$ 8
Outstanding, end of period	$ 8.62	$ 8.54	$ 8.65	$ 8.6	$ 8.5

Stockholders' Equity (Options Information by Exercise Price Range) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	415,058	325,331
Outstanding options, weighted average remaining term, years	5 years 7 months 17 days	5 years 3 months 22 days
Outstanding options, weighted average exercise price	$ 8.62	$ 8.65
Exercisable options, number of shares	316,837	312,145
Exercisable options, weighted average exercise price	$ 8.68	$ 8.66
Intrinsic value of outstanding options	$ 990,504	$ 185,487
Intrinsic value of exercisable options	$ 738,102	$ 182,355
$4.94 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	93,231
Outstanding options, weighted average remaining term, years	5 years 11 months 23 days
Outstanding options, weighted average exercise price	$ 6.37
Exercisable options, number of shares	93,231
Exercisable options, weighted average exercise price	$ 6.36
Exercise price lower limit	$ 4.94
Exercise price upper limit	$ 7.64
$4.18 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares		9,900
Outstanding options, weighted average remaining term, years		1 year
Outstanding options, weighted average exercise price		$ 4.94
Exercisable options, number of shares		9,900
Exercisable options, weighted average exercise price		$ 4.94
$5.01 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares		85,231
Outstanding options, weighted average remaining term, years		7 years 4 months 2 days
Outstanding options, weighted average exercise price		$ 6.52
Exercisable options, number of shares		85,231
Exercisable options, weighted average exercise price		$ 6.52
$7.65 - $8.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	137,207	60,580
Outstanding options, weighted average remaining term, years	8 years 15 days	7 years 2 months 27 days
Outstanding options, weighted average exercise price	$ 7.9	$ 7.78
Exercisable options, number of shares	53,986	49,394
Exercisable options, weighted average exercise price	$ 7.77	$ 7.77
Exercise price lower limit	$ 7.65
Exercise price upper limit	$ 8.65
$8.66 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	46,620	46,620
Outstanding options, weighted average remaining term, years	1 year 10 months 21 days	2 years 7 months 21 days
Outstanding options, weighted average exercise price	$ 9.74	$ 9.74
Exercisable options, number of shares	46,620	46,620
Exercisable options, weighted average exercise price	$ 9.74	$ 9.74
Exercise price lower limit	$ 8.66
Exercise price upper limit	$ 10
$10.01 - $11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	138,000	123,000
Outstanding options, weighted average remaining term, years	4 years 3 months	4 years 3 months 22 days
Outstanding options, weighted average exercise price	$ 10.49	$ 10.43
Exercisable options, number of shares	123,000	121,000
Exercisable options, weighted average exercise price	$ 10.43	$ 10.42
Exercise price lower limit	$ 10.01
Exercise price upper limit	$ 11.31

Stockholders' Equity (Summary Of Valuation Assumptions Used) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected dividends	1.00%	2.00%	2.00%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6 years 6 months	6 years
Weighted average fair value of options granted	$ 3	$ 1.9	$ 1.57
Maximum [Member]
Expected life in years			10 years
Minimum [Member]
Expected life in years			6 years 9 months 18 days

Stockholders' Equity (Summary of Restricted Stock Awards) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares	15,691	17,641	17,641
Restricted stock granted, Number of shares			8,786	17,641
Restricted stock vested, Number of shares			(10,736)
Nonvested, end of period, Number of shares			15,691	17,641
Nonvested, beginning of period, Weighted average grant date fair value	$ 7.41	$ 7.13	$ 7.13
Restricted stock granted, Weighted average grant date fair value			$ 7.82
Restricted stock vested, Weighted average grant date fair value			$ 7.29
Nonvested, end of period, Weighted average grant date fair value			$ 7.41	$ 7.13
Total fair value of shares vested	$ 49,853	$ 59,029	$ 78,243
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	990,504		185,487
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares	15,691	17,641	17,641
Restricted stock granted, Number of shares	10,947	8,786
Restricted stock vested, Number of shares	(6,788)	(8,279)
Restricted stock forfeited, number of shares	(520)
Nonvested, end of period, Number of shares	19,330	18,148
Nonvested, beginning of period, Weighted average grant date fair value	$ 7.41	$ 7.13	$ 7.13
Restricted stock granted, Weighted average grant date fair value	$ 8	$ 7.82
Restricted stock vested, Weighted average grant date fair value	$ 7.34	$ 7.13
Restricted stock forfeited, Weighted average grant date fair value	$ 8
Nonvested, end of period, Weighted average grant date fair value	$ 7.75	$ 7.46
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	212,823	180,497	127,097	142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price	$ 74,736	$ 56,546	$ 86,962

Quarterly Results Of Operations (Details) (USD $)	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue	$ 9,800,573	$ 9,062,000	$ 9,737,104	$ 8,874,000	$ 4,648,000	$ 4,786,000	$ 4,759,000	$ 4,574,000	$ 4,390,000	$ 4,374,000	$ 4,392,000	$ 4,227,000	$ 4,102,000	$ 28,666,557	$ 23,258,938	$ 32,320,513	$ 18,508,831	$ 17,095,856
Interest expense	1,263,796	1,362,000	1,392,529	1,403,000	1,061,000	1,179,000	1,234,000	1,281,000	1,248,000	1,308,000	1,406,000	1,416,000	1,450,000	3,903,981	3,855,926	5,219,171	4,942,763	5,579,854
Net interest income	8,536,777	7,700,000	8,344,575	7,471,000	3,587,000	3,607,000	3,525,000	3,293,000	3,142,000	3,066,000	2,986,000	2,811,000	2,652,000	24,762,576	19,403,012	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	800,000	800,000	50,000	150,000	642,000	200,000	170,000	70,000	140,000	210,000	250,000	300,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Net income available to common stockholders	2,028,295	1,967,000	1,707,493	1,183,000	523,000	195,000	313,000	530,000	465,000	466,000	227,000	447,000	410,000	5,813,601	3,413,120	5,379,971	1,502,664	1,550,157
Basic earnings per common share	$ 0.3	$ 0.29	$ 0.25	$ 0.17	$ 0.12	$ 0.05	$ 0.08	$ 0.14	$ 0.12	$ 0.12	$ 0.06	$ 0.12	$ 0.11	$ 0.85	$ 0.56	$ 0.86	$ 0.39	$ 0.4
Diluted earnings per common share	$ 0.29	$ 0.29	$ 0.25	$ 0.17	$ 0.12	$ 0.05	$ 0.08	$ 0.13	$ 0.12	$ 0.12	$ 0.06	$ 0.12	$ 0.11	$ 0.84	$ 0.56	$ 0.86	$ 0.38	$ 0.4
Parent Company [Member]
Interest revenue																$ 832,077	$ 487,508	$ 690,698